Quarterly Holdings Report
for
VIP Investment Grade Bond II Portfolio
September 30, 2024
VIGBI-NPRT3-1124
1.9905669.102
Asset-Backed Securities - 7.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.3%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 6.8266% 4/19/2037 (b)(c)(d)	1,960,000	1,965,488
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	2,642,000	2,647,686
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 6.6386% 7/18/2037 (b)(c)(d)	4,174,000	4,187,549
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)	1,884,000	1,890,855
TOTAL BAILIWICK OF JERSEY		10,691,578
BERMUDA - 0.2%
Rram 2022-24a Series 2023-24A Class A1AR, CME Term SOFR 3 month Index + 1.73%, 7.0314% 1/15/2036 (b)(c)(d)	6,000,000	6,018,888
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	686,759	698,261
GRAND CAYMAN (UK OVERSEAS TER) - 3.9%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 6.692% 7/22/2037 (b)(c)(d)	1,348,000	1,353,256
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 6.5839% 7/17/2037 (b)(c)(d)	1,526,000	1,526,906
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 6.5336% 4/20/2034 (b)(c)(d)	2,044,526	2,045,505
AIMCO CLO Series 2018-B Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 6.7861% 4/16/2037 (b)(c)(d)	2,766,000	2,780,231
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.6836% 7/20/2034 (b)(c)(d)	627,261	627,348
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	3,577,000	3,579,608
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 6.5714% 10/15/2032 (b)(c)(d)	2,723,000	2,723,855
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 6.5762% 4/25/2034 (b)(c)(d)	425,583	425,659
Ares Lv Clo Ltd Series 2021-55A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.693% 7/15/2034 (b)(c)(d)	812,637	813,467
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 6.6314% 1/15/2035 (b)(c)(d)	1,304,759	1,307,007
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 6.633% 4/15/2034 (b)(c)(d)	3,561,718	3,562,537
Babson CLO Ltd/Cayman Islands Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.713% 10/15/2036 (b)(c)(d)	14,190,185	14,203,013
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 7.032% 1/20/2037 (b)(c)(d)	3,356,000	3,394,255
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (b)(d)	1,352,000	1,353,683
Barings Clo Ltd 2021-1 Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 6.5662% 4/25/2034 (b)(c)(d)	934,550	934,900
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 6.5858% 1/17/2035 (b)(c)(d)	17,227,148	17,284,222
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 6.553% 4/15/2029 (b)(c)(d)	262,022	262,181
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.7329% 7/25/2037 (b)(c)(d)	3,068,000	3,071,292
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.6762% 10/25/2034 (b)(c)(d)	490,758	491,617
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 7.132% 7/20/2036 (b)(c)(d)	2,065,000	2,074,032
Cedar Funding Ltd Series 2021-10A Class AR, CME Term SOFR 3 month Index + 1.3616%, 6.6436% 10/20/2032 (b)(c)(d)	799,316	799,556
Cedf 2016-6a Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 6.5936% 4/20/2034 (b)(c)(d)	772,931	773,419
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.7136% 10/20/2034 (b)(c)(d)	795,912	796,878
Columbia Cent Clo 31 Ltd Series 2021-31A Class A1, CME Term SOFR 3 month Index + 1.4616%, 6.7436% 4/20/2034 (b)(c)(d)	853,929	854,519
Dryden 58 Clo Ltd / Dryden 58 Clo LLC Series 2018-58A Class A1, CME Term SOFR 3 month Index + 1.2616%, 6.5474% 7/17/2031 (b)(c)(d)	726,926	727,080
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 6.582% 4/20/2035 (b)(c)(d)	2,345,807	2,349,586
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 6.8642% 4/18/2037 (b)(c)(d)	2,387,000	2,398,219
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.6814% 7/15/2037 (b)(c)(d)	2,435,000	2,437,761
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 6.52% 2/20/2035 (b)(c)(d)	1,574,048	1,576,107
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 6.8158% 4/17/2037 (b)(c)(d)	600,000	602,152
Eaton Vance Clo 2020-1 Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.6914% 10/15/2037 (b)(c)(d)	2,398,000	2,409,587
Eaton Vance Clo Ltd Series 2021-2A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.713% 1/15/2035 (b)(c)(d)	1,957,851	1,958,438
Eaton Vance Clo Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 0% 10/15/2037 (b)(c)(d)	1,958,000	1,958,347
Flatiron Clo Ltd Series 2024-1A Class A1R, 1.36% 10/19/2037 (b)(d)	2,033,000	2,035,208
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 6.4371% 11/16/2034 (b)(c)(d)	521,255	522,324
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	213,112	200,388
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.6736% 10/22/2034 (b)(c)(d)	560,077	560,786
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 6.8514% 4/15/2037 (b)(c)(d)	1,500,000	1,506,690
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 6.6314% 4/15/2035 (b)(c)(d)	1,298,569	1,300,806
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 6.882% 1/22/2037 (b)(c)(d)	410,000	411,774
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.6811% 4/19/2034 (b)(c)(d)	1,795,369	1,798,238
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 6.6436% 1/22/2035 (b)(c)(d)	910,439	910,880
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 6.8002% 4/25/2037 (b)(c)(d)	2,755,000	2,760,185
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2021-45A Class AR, CME Term SOFR 3 month Index + 1.3816%, 6.683% 7/15/2034 (b)(c)(d)	1,248,118	1,248,330
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 7.082% 4/22/2036 (b)(c)(d)	1,441,000	1,447,742
Magnetite CLO Ltd Series 2021-30A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.6762% 10/25/2034 (b)(c)(d)	965,191	965,455
Magnetite Xxi Ltd 2019-21a A Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 6.5636% 4/20/2034 (b)(c)(d)	746,434	747,136
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.5917% 7/15/2037 (b)(c)(d)	1,119,000	1,121,298
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 6.6136% 10/20/2030 (b)(c)(d)	1,330,695	1,332,377
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.723% 7/18/2038 (b)(c)(d)	2,320,000	2,327,171
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.632% 7/20/2037 (b)(c)(d)	3,898,000	3,913,947
Oak Hill Credit Partners Series 2024-18A Class A1, 6.7917% 4/20/2037 (b)(d)	1,960,000	1,971,209
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.6736% 10/20/2034 (b)(c)(d)	1,605,558	1,606,472
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	437,175	402,245
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 6.6636% 4/20/2034 (b)(c)(d)	4,536,406	4,538,847
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 6.6414% 1/15/2037 (b)(c)(d)	1,078,307	1,077,768
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 6.603% 4/23/2035 (b)(c)(d)	4,851,802	4,851,545
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.8465% 4/15/2037 (b)(c)(d)	1,901,000	1,910,001
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 6.6236% 4/20/2033 (b)(c)(d)	821,701	822,523
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	498,970	459,089
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	638,687	574,857
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 7.082% 1/20/2037 (b)(c)(d)	2,577,000	2,596,897
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.8461% 4/15/2037 (b)(c)(d)	900,000	901,184
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.7011% 7/19/2034 (b)(c)(d)	265,906	265,990
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.6936% 10/20/2034 (b)(c)(d)	1,070,174	1,071,704
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		131,617,289
MULTI-NATIONAL - 0.1%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8251% 4/18/2037 (b)(c)(d)	1,864,000	1,874,507
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.782% 7/20/2035 (b)(c)(d)	667,851	668,288
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8235% 7/27/2037 (b)(c)(d)	2,450,000	2,456,030
TOTAL MULTI-NATIONAL		4,998,825
UNITED STATES - 3.4%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	1,777,052	1,844,462
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	1,617,737	1,679,103
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (d)	262,814	188,436
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (d)	31,530	30,434
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	422,114	405,483
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	540,719	503,108
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	1,060,153	970,080
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (d)	10,728,027	10,821,972
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	500,000	506,503
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	740,060	743,179
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 6.632% 7/20/2037 (b)(c)(d)	2,320,000	2,326,749
Aimco Clo 19 Ltd Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 1.35% 10/20/2037 (b)(c)(d)(f)	828,000	828,000
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,420,000	1,437,137
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	141,605	134,537
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.693% 1/15/2035 (b)(c)(d)	799,679	800,613
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	823,747	758,551
Blackbird Capital Aircraft Lease Securitization Ltd 2016-1 Series 2016-1A Class A, 4.213% 12/16/2041 (d)(e)	468,668	465,772
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	562,000	573,527
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	283,000	272,730
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/2028	1,700,000	1,706,692
Carmax Auto Owner Tr 2023-4 Series 2023-4 Class A3, 6% 7/17/2028	1,353,000	1,387,394
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,011,000	1,038,717
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	135,230	126,113
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	428,463	392,091
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	272,765	186,248
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	99,749	96,421
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 6.602% 4/20/2035 (b)(c)(d)	3,994,984	3,995,399
Cfmt 2023-Hb12 LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	606,004	597,434
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (d)	900,000	915,967
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	442,000	440,631
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	700,000	711,754
Cnh Equip Tr 2023-A Series 2023-A Class A2, 5.34% 9/15/2026	328,268	328,657
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	707,795	694,118
Discover Card Execution Note Trust Series 2023-A1 Class A, 4.31% 3/15/2028	600,000	601,051
Dllaa 2023-1a Series 2023-1A Class A2, 5.93% 7/20/2026 (d)	301,780	303,310
Dllaa 2023-1a Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	597,000	610,875
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	600,000	603,886
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)	444,000	455,914
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (d)	1,700,000	1,721,569
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (d)	1,895,000	1,870,940
Eaton Vance Clo Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.8399% 7/15/2037 (b)(c)(d)	2,449,000	2,460,253
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	800,000	809,158
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	800,000	823,348
Enterprise Fleet Fing 2023-3 LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	1,963,477	2,006,981
Finance of America HECM Buyout 2019-AB1 Series 2022-HB1 Class A, 2.6948% 2/25/2032 (b)(d)	325,315	320,286
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	1,700,000	1,716,882
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (d)	1,700,000	1,741,204
GM Financial Automobile Leasing Trust 2023-2 Series 2023-2 Class A2A, 5.44% 10/20/2025	132,091	132,168
Gm Financial Leasing Trust 2023-3 Series 2023-3 Class A3, 5.38% 11/20/2026	620,000	624,731
Gm Financial Revolving Receivables Trust 2024-1 Series 2024-1 Class A, 4.98% 12/11/2036 (d)	579,000	594,113
Gm Finl Consumer Automobile Receivables Tr 2023-2 Series 2023-2 Class A3, 4.47% 2/16/2028	1,870,000	1,872,588
Gm Finl Consumer Automobile Receivables Tr 2023-3 Series 2023-3 Class A3, 5.45% 6/16/2028	1,245,000	1,263,599
Gmf Floorplan Owner Revolving Tr Series 2023-1 Class A1, 5.34% 6/15/2028 (d)	1,600,000	1,627,606
Honda Auto Receivables 2023-2 Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	1,321,000	1,331,408
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A3, 5.41% 2/18/2028	700,000	710,067
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	240,468	222,430
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (d)	1,800,000	1,830,565
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,480,000	1,504,237
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (d)	1,000,000	1,025,198
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (d)	401,792	404,185
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,600,000	1,634,923
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	1,000,000	998,663
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	959,033	970,971
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	1,200,000	1,219,437
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 6.2143% 1/25/2036 (b)(c)	6,581	6,520
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	538,393	552,007
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	580,073	544,721
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	635,700	611,756
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	568,425	533,074
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	463,800	425,717
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (d)	779,000	773,392
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	300,000	289,523
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	229,000	211,730
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	1,200,000	1,221,015
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)	1,100,000	1,102,264
Sfs Auto Receivables Securitization Trust 2023-1 Series 2023-1A Class A2A, 5.89% 3/22/2027 (d)	407,105	408,333
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (d)	840,000	859,726
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	2,103,000	2,179,080
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	4,033,000	4,158,715
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	2,398,000	2,474,783
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	2,902,000	2,901,589
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	3,026,000	3,023,749
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	1,431,000	1,432,102
Terwin Mortgage Trust Series TMTS 2003-4HE Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.8293% 9/25/2034 (b)(c)	836	852
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/2026 (d)	1,200,000	1,211,627
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (d)	1,400,000	1,407,725
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	540,814	541,923
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	2,840,729	2,825,700
Toyota Lease Owner Trust 2023-A Series 2023-A Class A3, 4.93% 4/20/2026 (d)	1,485,000	1,485,950
Toyota Lease Owner Trust 2024-A Series 2024-A Class A3, 5.25% 4/20/2027 (d)	1,490,000	1,511,055
Upstart Securitization Tr 2022-1 Series 2022-1 Class A, 3.12% 3/20/2032 (d)	10,437	10,416
Usaa Auto Owner Tr 2024-A Series 2024-A Class A3, 5.03% 3/15/2029 (d)	900,000	914,598
Vcat 2021-Npl5 LLC Series 2021-NPL5 Class A1, 4.8677% 8/25/2051 (b)(d)	249,212	246,187
Volkswagen Auto Lease Tr 2024-A Series 2024-A Class A3, 5.21% 6/21/2027	950,000	966,162
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	2,143,741	2,169,432
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	2,261,000	2,281,091
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	1,057,321	1,124,497
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	1,572,000	1,575,894
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	762,000	770,017
World Omni Automobile Lease Securitization Trst Series 2023-A Class A2A, 5.47% 11/17/2025	360,850	361,148
TOTAL UNITED STATES		115,034,628
TOTAL ASSET-BACKED SECURITIES (Cost $264,804,600)		269,059,469

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Citizens Bank NA/Providence RI 2.25% 4/28/2025	359,000	353,437
Citizens Bank NA/Providence RI 3.75% 2/18/2026	370,000	364,987
Discover Bank 3.45% 7/27/2026	350,000	342,629
Discover Bank ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	347,000	358,319
Regions Bank/Birmingham AL 6.45% 6/26/2037	969,000	1,042,435
Truist Bank 3.3% 5/15/2026	208,000	204,234

TOTAL BANK NOTES (Cost $2,747,536)		2,666,041

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (d)	546,552	510,208
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (d)	892,664	820,851
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	1,452,183	1,462,131
CFMT LLC Series 2022-HB10 Class A, 3.25% 11/25/2035 (d)	289,464	286,110
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (d)	1,262,883	1,250,507
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	778,428	747,001
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	615,593	605,660
Fannie Mae Guaranteed REMICS Series 2020-43 Class MA, 2% 1/25/2045	805,021	751,221
Fannie Mae Guaranteed REMICS Series 2020-45 Class JL, 3% 7/25/2040	29,865	27,675
Fannie Mae Guaranteed REMICS Series 2020-49 Class JA, 2% 8/25/2044	69,609	65,299
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	739,812	662,126
Fannie Mae Guaranteed REMICS Series 2020-80 Class BA, 1.5% 3/25/2045	668,604	593,693
Fannie Mae Guaranteed REMICS Series 2021-21 Class HG, 2% 11/25/2047	295,735	266,286
Fannie Mae Guaranteed REMICS Series 2021-45 Class DA, 3% 7/25/2051	467,723	422,860
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	84,661	71,084
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	89,920	75,873
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	95,560	80,632
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	80,751	72,379
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	920,635	822,138
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	604,659	543,360
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	1,304,948	1,183,157
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	129,083	115,577
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	307,289	286,687
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	369,217	346,830
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	489,587	465,895
Fannie Mae Guaranteed REMICS Series 2022-13 Class MA, 3% 5/25/2044	1,226,621	1,179,266
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	148,879	137,632
Fannie Mae Guaranteed REMICS Series 2022-20 Class HC, 2.5% 4/25/2052	1,821,196	1,682,932
Fannie Mae Guaranteed REMICS Series 2022-25 Class AB, 4% 9/25/2047	461,047	455,434
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	846,384	764,986
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	2,473,103	2,224,746
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	94,147	84,610
Fannie Mae Guaranteed REMICS Series 2022-42 Class BA, 4% 6/25/2050	967,533	952,694
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	276,671	269,954
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	350,221	308,162
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	1,021,144	926,077
Fannie Mae Guaranteed REMICS Series 2022-5, 2.5% 6/25/2048	367,535	334,991
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	437,396	408,104
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	884,014	811,384
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	4,936	5,021
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	878,275	872,733
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	258,825	232,117
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	74,639	66,832
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	263,778	236,651
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-4993 Class LA, 2% 8/25/2044	763,812	716,882
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5018 Class LC, 3% 10/25/2040	202,111	186,906
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5018 Class LY, 3% 10/25/2040	153,430	141,920
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5041 Class LB, 3% 11/25/2040	343,669	317,724
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5083 Class VA, 1% 8/15/2038	826,328	784,538
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	262,198	233,900
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	467,616	418,085
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	93,196	85,233
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5182 Class A, 2.5% 10/25/2048	613,865	550,970
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	242,245	217,228
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	219,146	196,765
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	227,199	207,586
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	183,193	164,468
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	109,364	97,122
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5197 Class A, 2.5% 6/25/2049	183,193	164,468
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	172,457	157,745
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	837,849	765,590
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5202 Class AG, 3% 1/25/2049	134,887	125,447
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	185,002	169,332
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5202 Class UA, 3% 4/25/2050	311,011	289,335
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5207 Class PA, 3% 6/25/2051	3,395,843	3,146,318
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5210 Class AB, 3% 1/25/2042	473,973	447,100
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	377,476	367,641
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	2,730,278	2,578,582
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	393,769	374,342
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	289,436	268,115
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	468,800	444,392
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	199,502	195,142
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	172,735	168,268
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	914,476	900,072
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	280,850	274,498
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	964,626	934,410
RMF Buyout Issuance Trust Series 2022-HB1 Class A, 4.272% 4/25/2032 (d)	4,001	3,994
Towd Point Mortgage Trust Series 2020-1 Class A1, 2.71% 1/25/2060 (d)	1,347,383	1,287,907
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	2,892,003	2,757,727
TOTAL UNITED STATES		44,629,318
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,539,110)		44,629,318

Commercial Mortgage Securities - 6.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.2%
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2 Class ASB, 2.2446% 6/15/2054 (d)	600,000	555,354
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	484,000	450,144
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	109,000	94,016
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 6.247% 1/15/2039 (b)(c)(d)	497,039	493,777
BANK 2017-BNK9 Series 2017-BNK9 Class A4, 3.538% 11/15/2054	400,000	385,704
BANK 2018-BNK14 Series 2018-BN14 Class ASB, 4.185% 9/15/2060	282,153	281,564
Bank 2019-Bnk19 Series 2019-BN19 Class ASB, 3.071% 8/15/2061	639,878	618,201
Bank 2019-Bnk21 Series 2019-BN21 Class A5, 2.851% 10/17/2052	82,630	75,722
Bank 2020-Bnk26 Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,100,000	1,038,275
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	307,454	303,726
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	3,248,347	3,165,300
BANK Series 2020-BN25 Class A5, 2.649% 1/15/2063	462,410	418,051
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,148,351	989,484
BANK Series 2021-BN33 Class XA, 1.1624% 5/15/2064 (b)(g)	11,995,169	570,936
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	567,169	492,751
BANK Series 2023-5YR3 Class A3, 6.724% 9/15/2056	600,000	645,165
Bank5 2023-5yr1 Series 2023-5YR1 Class A2, 5.779% 4/15/2056	800,000	826,210
Bank5 2023-5yr1 Series 2023-5YR1 Class A3, 6.26% 4/15/2056	1,400,000	1,470,440
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	722,307	628,556
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	563,755
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5065% 9/15/2056 (b)	1,422,000	1,551,001
Benchmark 2018-B4 Mtg Tr Series 2018-B4 Class A5, 4.121% 7/15/2051	172,167	169,888
Benchmark 2018-B8 Mtg Tr Series 2018-B8 Class A5, 4.2317% 1/15/2052	1,180,306	1,153,406
Benchmark 2019-B10 Mtg Tr Series 2019-B10 Class A4, 3.717% 3/15/2062	159,609	154,493
Benchmark 2019-B10 Mtg Tr Series 2019-B10 Class ASB, 3.615% 3/15/2062	453,167	446,837
Benchmark 2019-B9 Mtg Tr Series 2019-B9 Class A5, 4.0156% 3/15/2052	642,936	622,301
Benchmark 2019-B9 Mtg Tr Series 2019-B9 Class AAB, 3.9325% 3/15/2052	854,790	847,743
Benchmark 2020-B19 Mtg Tr Series 2020-B19 Class A5, 1.85% 9/15/2053	468,749	394,354
Benchmark 2021-B24 Mtg Tr Series 2021-B24 Class A5, 2.5843% 3/15/2054	700,621	609,019
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	200,000	198,772
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	726,144	679,490
Benchmark Mortgage Trust Series 2021-B28 Class ASB, 1.9804% 8/15/2054	1,600,000	1,448,413
Benchmark Mortgage Trust Series 2023-V3 Class A3, 6.3629% 7/15/2056	600,000	635,814
Benchmark Mortgage Trust Series 2023-V3 Class XA, 1.0532% 7/15/2056 (b)(g)	31,984,645	868,431
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	800,000	831,640
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 6.4387% 3/15/2041 (b)(c)(d)	1,311,000	1,306,903
BMO Mortgage Trust Series 2023-5C1 Class A3, 6.534% 8/15/2056	1,700,000	1,807,132
BMO Mortgage Trust Series 2023-C6 Class XA, 0.9822% 9/15/2056 (b)(g)	13,467,332	751,095
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	300,000	315,730
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 6.4685% 6/15/2041 (b)(c)(d)	1,792,000	1,788,640
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.7381% 6/15/2041 (b)(c)(d)	885,000	882,234
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.9378% 6/15/2041 (b)(c)(d)	626,000	623,653
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.9945% 4/15/2037 (b)(c)(d)	2,835,445	2,844,306
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 7.5435% 4/15/2037 (b)(c)(d)	841,247	843,876
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 6.1433% 4/15/2034 (b)(c)(d)	562,789	556,458
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 6.4433% 4/15/2034 (b)(c)(d)	412,398	405,697
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.7433% 4/15/2034 (b)(c)(d)	272,629	268,027
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 7.0433% 4/15/2034 (b)(c)(d)	286,192	281,363
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.9006% 10/15/2036 (b)(c)(d)	1,109,960	1,099,901
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 6.1103% 10/15/2036 (b)(c)(d)	162,246	159,914
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 6.3101% 10/15/2036 (b)(c)(d)	217,124	213,392
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 6.5098% 10/15/2036 (b)(c)(d)	210,720	206,703
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 7.159% 10/15/2036 (b)(c)(d)	732,746	724,503
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 6.5875% 4/15/2037 (b)(c)(d)	755,968	755,732
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 6.1094% 2/15/2039 (b)(c)(d)	945,625	940,306
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 6.4088% 2/15/2039 (b)(c)(d)	336,937	334,621
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 6.6582% 2/15/2039 (b)(c)(d)	336,937	334,410
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 7.0573% 2/15/2039 (b)(c)(d)	336,937	334,200
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.8579% 12/9/2040 (b)(c)(d)	1,565,449	1,570,341
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 7.2873% 12/9/2040 (b)(c)(d)	423,701	423,966
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.7367% 12/9/2040 (b)(c)(d)	187,451	187,510
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,400,000	1,440,488
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.4882% 3/15/2041 (b)(c)(d)	6,516,352	6,516,742
BX Commercial Mtg Trust Series 2024-MDHS Class A, 6.7378% 5/15/2041 (b)(d)	3,694,904	3,699,522
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.8474% 10/15/2026 (b)(c)(d)	1,939,262	1,922,294
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 6.0115% 2/15/2036 (b)(c)(d)	200,000	199,063
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.8815% 6/15/2038 (b)(c)(d)	230,582	229,141
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 7.2615% 8/15/2039 (b)(c)(d)	1,893,252	1,893,252
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 7.0365% 4/15/2037 (b)(c)(d)	385,388	385,147
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 7.3865% 4/15/2037 (b)(c)(d)	87,011	87,011
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.9355% 4/15/2037 (b)(c)(d)	72,858	72,858
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.5384% 4/15/2041 (b)(c)(d)	4,443,911	4,439,745
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.788% 4/15/2041 (b)(c)(d)	708,177	705,964
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 7.0377% 4/15/2041 (b)(c)(d)	587,510	585,674
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.5385% 2/15/2039 (b)(c)(d)	2,981,153	2,981,153
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.8881% 2/15/2039 (b)(c)(d)	378,112	377,284
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.7877% 3/15/2041 (b)(c)(d)	1,113,179	1,108,309
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 7.0374% 3/15/2041 (b)(c)(d)	1,478,383	1,471,916
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 6.464% 12/15/2037 (b)(c)(d)	2,145,000	2,143,659
CAMB Commercial Mortgage Trust Series 2019-LIFE Class E, CME Term SOFR 1 month Index + 2.447%, 7.544% 12/15/2037 (b)(c)(d)	520,000	519,350
Cf Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	1,194,866	1,122,514
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7 Class A2, 3.5853% 12/10/2054	527,861	514,000
Cfcre Commercial Mortgage Trust 2017-C8 Series 2017-C8 Class A3, 3.3048% 6/15/2050	1,960,100	1,898,626
Citigroup Coml Mtg Tr 2020-Gc46 Series 2020-GC46 Class AAB, 2.614% 2/15/2053	500,000	476,740
Citigroup Commercial Mortgage Trust 2014-GC25 Series 2014-GC25 Class A4, 3.635% 10/10/2047	114,229	114,059
Citigroup Commercial Mortgage Trust 2015-GC29 Series 2015-GC29 Class A4, 3.192% 4/10/2048	311,943	308,430
Citigroup Commercial Mortgage Trust 2015-P1 Series 2015-P1 Class A5, 3.717% 9/15/2048	160,809	159,085
Citigroup Commercial Mortgage Trust 2016-C1 Series 2016-C1 Class A4, 3.209% 5/10/2049	508,851	496,751
Citigroup Commercial Mortgage Trust 2018-B2 Series 2018-B2 Class A4, 4.009% 3/10/2051	400,000	393,913
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	589,456	569,673
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	2,911,044	2,722,297
COMM 2015-CCRE22 Mortgage Trust Series 2015-CR22 Class A5, 3.309% 3/10/2048	532,572	528,852
COMM Mortgage Trust Series 2015-DC1 Class A4, 3.078% 2/10/2048	1,794,569	1,790,390
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	1,284,202	1,270,578
CSAIL 2015-C3 Commercial Mortgage Trust Series 2015-C3 Class A4, 3.7182% 8/15/2048	344,472	340,313
Csail 2019-C17 Coml Mtg Tr Series 2019-C17 Class A4, 2.7628% 9/15/2052	516,958	478,652
Csail 2019-C17 Coml Mtg Tr Series 2019-C17 Class A5, 3.0161% 9/15/2052	516,958	474,320
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	132,621	127,813
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(d)	605,000	620,139
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.9125% 11/15/2038 (b)(c)(d)	2,964,315	2,940,230
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(d)	1,671,000	1,709,725
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 6.2915% 7/15/2038 (b)(c)(d)	601,449	600,697
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 6.5915% 7/15/2038 (b)(c)(d)	1,437,240	1,434,096
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.9115% 7/15/2038 (b)(c)(d)	185,335	184,930
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 7.4615% 7/15/2038 (b)(c)(d)	10,311,952	10,331,877
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K044 Class A2, 2.811% 1/25/2025	2,678,522	2,661,048
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K045 Class A2, 3.023% 1/25/2025	1,320,750	1,311,421
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K043 Class A2, 3.062% 12/25/2024	1,710,247	1,700,467
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K046 Class A2, 3.205% 3/25/2025	903,280	895,807
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K047 Class A2, 3.329% 5/25/2025	2,177,198	2,157,879
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	260,299	257,136
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	194,973	192,077
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,287,022	1,263,001
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,700,000	2,642,655
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	568,904	554,969
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	437,441	426,789
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,100,000	2,047,168
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K062 Class A1, 3.032% 9/25/2026	111,045	109,856
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	2,600,000	2,568,875
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	472,919	464,997
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	1,152,712	1,131,167
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	398,596	390,069
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,100,000	1,080,461
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	600,000	588,827
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	900,000	884,487
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	1,900,000	1,880,495
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K075 Class A2, 3.65% 2/25/2028	3,400,000	3,368,250
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	598,840
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	1,800,000	1,791,829
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	213,322	213,097
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	454,836	453,891
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	398,802
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K084 Class A2, 3.78% 10/25/2028	400,000	397,041
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K730 Class A2, 3.59% 1/25/2025	861,715	857,245
Freddie Mac Multifamily Structured Pass Through Certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	407,161	398,923
Freddie Mac Multifamily Structured Pass Through Certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	1,410,116	1,346,173
Freddie Mac Multifamily Structured Pass Through Certificates Series 2019-K098 Class A2, 2.425% 8/25/2029	300,000	279,717
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	2,053,820	1,889,464
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	1,745,881	1,511,343
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	890,789	770,218
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	423,042	366,990
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	593,860	515,036
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,100,000	1,023,913
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	781,693	679,652
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	230,204	202,493
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	327,624	292,454
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	281,917	244,243
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	771,017	678,078
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-K748 Class A2, 2.26% 1/25/2029	4,300,000	4,010,545
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-K750 Class A2, 3% 9/25/2029	2,500,000	2,392,034
Freddie Mac Multifamily Structured Pass Through Certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	800,000	812,477
Freddie Mac Multifamily Structured Pass Through Certificates Series 2024-K517 Class A2, 5.355% 1/25/2029	3,200,000	3,355,137
Gs Mortgage Securities Trust 2018-3pck Series 2018-3PCK Class A, CME Term SOFR 1 month Index + 2.0645%, 7.1615% 9/15/2031 (b)(c)(d)	249,124	247,889
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	400,000	389,624
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	1,245,771	1,143,053
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 6.1615% 10/15/2036 (b)(c)(d)	1,961,563	1,944,790
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 6.3615% 10/15/2036 (b)(c)(d)	450,000	441,798
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.7615% 10/15/2036 (b)(c)(d)	2,451,000	2,408,869
Gs Mtg Secs Tr 2018-Gs10 Series 2018-GS10 Class A4, 3.89% 7/10/2051	3,800,000	3,719,680
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 7.5856% 8/15/2039 (b)(c)(d)	4,070,000	4,080,175
Jp Morgan Chase Commercial Mortgage Securities Trust 2020-Mkst Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.5965%, 5.693% 4/15/2037 (b)(c)(d)	318,267	309,515
JPMBB Commercial Mortgage Securities Trust 2014-C24 Series 2014-C24 Class A5, 3.6385% 11/15/2047	408,701	405,841
JPMBB Commercial Mortgage Securities Trust 2015-C29 Series 2015-C29 Class A4, 3.6108% 5/15/2048	246,754	244,529
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A5, 3.9342% 9/15/2047	9,972	9,948
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	161,799	159,475
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/2049	357,047	351,326
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	158,353	114,568
Ksl Coml Mtg Tr 2023-Ht Series 2023-HT Class A, CME Term SOFR 1 month Index + 2.2902%, 7.3867% 12/15/2036 (b)(c)(d)	2,900,000	2,907,250
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 6.3918% 5/15/2039 (b)(c)(d)	2,976,439	2,894,587
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.8904% 5/15/2039 (b)(c)(d)	899,162	856,733
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 7.1896% 5/15/2039 (b)(c)(d)	511,349	483,225
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 7.6384% 5/15/2039 (b)(c)(d)	454,472	422,543
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.9115% 3/15/2038 (b)(c)(d)	544,889	536,094
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 6.0915% 3/15/2038 (b)(c)(d)	175,296	172,249
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 6.3115% 3/15/2038 (b)(c)(d)	110,258	108,203
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 6.6115% 3/15/2038 (b)(c)(d)	153,384	150,337
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.9615% 3/15/2038 (b)(c)(d)	134,062	130,067
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 Series 2015-C20 Class A4, 3.249% 2/15/2048	403,691	401,736
Morgan Stanley Cap I Tr 2019-L2 Series 2019-L2 Class A3, 3.806% 3/15/2052	979,282	948,752
Morgan Stanley Capital I Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,200,000	1,155,401
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,500,000	1,463,142
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,275,945	1,255,961
Morgan Stanley Capital I Trust Series 2019-MEAD Class A, 3.17% 11/10/2036 (d)	1,052,468	1,026,428
Morgan Stanley Capital I Trust Series 2019-MEAD Class B, 3.283% 11/10/2036 (b)(d)	152,075	146,522
Morgan Stanley Capital I Trust Series 2019-MEAD Class C, 3.283% 11/10/2036 (b)(d)	145,921	138,404
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	487,766	442,233
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	1,000,000	969,525
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (d)	531,500	506,192
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 8.1856% 10/15/2028 (b)(c)(d)	1,602,522	1,617,545
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 9.1749% 10/15/2028 (b)(c)(d)	965,236	972,475
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 5.6955% 10/15/2036 (b)(c)(d)	1,373,753	1,360,015
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (d)	209,512	215,875
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 7.0965% 2/15/2039 (b)(c)(d)	263,000	257,740
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.7465% 2/15/2039 (b)(c)(d)	137,000	133,318
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.788% 7/15/2036 (b)(c)(d)	813,932	809,862
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.9418% 11/15/2038 (b)(c)(d)	2,240,402	2,229,200
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 6.2908% 11/15/2038 (b)(c)(d)	1,694,882	1,682,170
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 6.54% 11/15/2038 (b)(c)(d)	344,260	341,248
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.7892% 11/15/2038 (b)(c)(d)	226,263	224,282
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	1,123,328	927,206
Wells Fargo Coml Mtg Tr 2015-C26 Series 2015-C26 Class A4, 3.166% 2/15/2048	720,434	715,617
Wells Fargo Coml Mtg Tr 2019-C54 Series 2019-C54 Class A4, 3.146% 12/15/2052	63,390	59,396
Wells Fargo Coml Mtg Tr 2020-C55 Series 2020-C55 Class A5, 2.725% 2/15/2053	438,989	401,473
Wells Fargo Coml Mtg Tr 2020-C55 Series 2020-C55 Class ASB, 2.651% 2/15/2053	400,000	382,354
Wells Fargo Commercial Mortgage Trust 2016-C37 Series 2016-C37 Class A4, 3.525% 12/15/2049	458,817	449,135
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	887,720	819,859
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 6.4115% 5/15/2031 (b)(c)(d)	552,000	539,580
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 7.3407% 8/15/2041 (b)(c)(d)	500,000	499,794
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 7.0412% 8/15/2041 (b)(c)(d)	1,100,000	1,099,565
WFRBS Commercial Mortgage Trust 2014-C25 Series 2014-C25 Class A5, 3.631% 11/15/2047	299,810	298,793
TOTAL UNITED STATES		210,207,320
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $207,889,318)		210,207,320

Fixed-Income Funds - 0.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (h) (Cost $16,509,458)	188,606	16,740,700

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Province of Alberta 1% 5/20/2025	968,000	948,001
Province of Alberta 3.3% 3/15/2028	274,000	270,353
Province of British Columbia 2.25% 6/2/2026	654,000	637,205
Province of Ontario 0.625% 1/21/2026	70,000	66,950
Province of Ontario 1.125% 10/7/2030	658,000	562,465
Province of Ontario 2.3% 6/15/2026	391,000	381,080
Province of Ontario 2.5% 4/27/2026	137,000	134,118
Province of Quebec 1.5% 2/11/2025	791,000	782,252
Province of Quebec 2.5% 4/20/2026	322,000	315,309
Province of Quebec 2.75% 4/12/2027	350,000	341,877
Province of Quebec 2.875% 10/16/2024	57,000	56,972
TOTAL CANADA		4,496,582
MEXICO - 0.1%
United Mexican States 3.25% 4/16/2030	366,000	335,439
United Mexican States 3.5% 2/12/2034	1,114,000	946,900
United Mexican States 4.28% 8/14/2041	1,201,000	983,694
United Mexican States 4.35% 1/15/2047	395,000	311,556
United Mexican States 4.5% 1/31/2050	254,000	201,851
United Mexican States 4.6% 2/10/2048	481,000	386,753
United Mexican States 4.75% 3/8/2044	266,000	225,186
United Mexican States 5.55% 1/21/2045	107,000	101,918
United Mexican States 6.05% 1/11/2040	132,000	133,568
TOTAL MEXICO		3,626,865
PANAMA - 0.0%
Panamanian Republic 3.16% 1/23/2030	517,000	461,423
Panamanian Republic 4.5% 4/1/2056	547,000	392,844
Panamanian Republic 4.5% 4/16/2050	353,000	259,434
TOTAL PANAMA		1,113,701
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)	396,000	371,993
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)	301,000	253,216
TOTAL SAUDI ARABIA		625,209
URUGUAY - 0.0%
Uruguay Republic 4.125% 11/20/2045	130,228	120,053
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,517,615)		9,982,410

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
TEXAS - 0.0%
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	155,000	145,042
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	65,000	51,255
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	400,000	302,108
		498,405
TOTAL MUNICIPAL SECURITIES (Cost $532,000)		498,405

Non-Convertible Corporate Bonds - 25.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	328,000	308,525
Westpac Banking Corp 1.953% 11/20/2028	200,000	184,190
Westpac Banking Corp 2.85% 5/13/2026	130,000	127,585
Westpac Banking Corp 4.11% 7/24/2034 (b)	800,000	773,678
Westpac Banking Corp 4.421% 7/24/2039	160,000	151,479
		1,545,457
Materials - 0.0%
Metals & Mining - 0.0%
BHP Billiton Finance USA Ltd 5% 9/30/2043	82,000	82,243
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	357,000	369,571
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	55,000	60,591
		512,405
TOTAL AUSTRALIA		2,057,862
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	299,000	288,608
BELGIUM - 0.3%
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046	10,000,000	9,848,441
Anheuser-Busch InBev Finance Inc 4.625% 2/1/2044	158,000	151,315
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	465,000	451,369
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	203,000	187,870
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	514,000	488,577
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	77,000	103,560

TOTAL BELGIUM		11,231,132
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	667,000	634,318
Vale SA 5.625% 9/11/2042	181,000	185,501
		819,819
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	412,000	375,583
Suzano Austria GmbH 6% 1/15/2029	330,000	340,560
		716,143
TOTAL BRAZIL		1,535,962
CANADA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 3.9% 2/1/2025	51,000	50,777
Canadian Natural Resources Ltd 4.95% 6/1/2047	175,000	160,778
Canadian Natural Resources Ltd 5.85% 2/1/2035	644,000	672,570
Canadian Natural Resources Ltd 6.25% 3/15/2038	188,000	201,989
Cenovus Energy Inc 2.65% 1/15/2032	196,000	169,030
Cenovus Energy Inc 5.4% 6/15/2047	154,000	149,105
Cenovus Energy Inc 6.75% 11/15/2039	8,000	9,033
Enbridge Inc 4.25% 12/1/2026	223,000	222,762
Enbridge Inc 5.5% 12/1/2046	397,000	403,457
Suncor Energy Inc 4% 11/15/2047	137,000	109,035
Suncor Energy Inc 6.8% 5/15/2038	232,000	265,262
Suncor Energy Inc 6.85% 6/1/2039	55,000	62,303
TransCanada PipeLines Ltd 4.75% 5/15/2038	288,000	277,711
TransCanada PipeLines Ltd 4.875% 1/15/2026	137,000	137,592
TransCanada PipeLines Ltd 4.875% 5/15/2048	135,000	126,347
TransCanada PipeLines Ltd 5.1% 3/15/2049	96,000	93,570
TransCanada PipeLines Ltd 6.1% 6/1/2040	184,000	198,734
		3,310,055
Financials - 0.1%
Banks - 0.1%
Bank of Montreal 3.803% 12/15/2032 (b)	320,000	310,983
Royal Bank of Canada 1.2% 4/27/2026	308,000	294,734
Royal Bank of Canada 2.05% 1/21/2027	567,000	543,215
Royal Bank of Canada 4.65% 1/27/2026	356,000	356,646
		1,505,578
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	177,000	176,798
Manulife Financial Corp 4.15% 3/4/2026	334,000	333,220
		510,018
TOTAL FINANCIALS		2,015,596

Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Railway Co 1.75% 12/2/2026	310,000	294,949
Canadian Pacific Railway Co 2.45% 12/2/2031	654,000	575,480
Canadian Pacific Railway Co 3.1% 12/2/2051	325,000	232,003
		1,102,432
Professional Services - 0.0%
Thomson Reuters Corp 3.35% 5/15/2026	192,000	189,015
TOTAL INDUSTRIALS		1,291,447

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4% 12/15/2026	313,000	310,674
Nutrien Ltd 4.2% 4/1/2029	142,000	141,516
Nutrien Ltd 5% 4/1/2049	247,000	233,705
Nutrien Ltd 5.25% 1/15/2045	96,000	94,169
Nutrien Ltd 5.625% 12/1/2040	49,000	50,303
		830,367
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	237,000	232,459
Emera US Finance LP 4.75% 6/15/2046	143,000	127,361
		359,820
TOTAL CANADA		7,807,285
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 3.425% 4/7/2030	334,000	318,562
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	572,000	498,853
Alibaba Group Holding Ltd 3.15% 2/9/2051	589,000	420,496
		919,349
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	609,000	528,417
TOTAL CHINA		1,766,328
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	82,000	85,025
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.127% 5/29/2050	98,000	70,967
TotalEnergies Capital International SA 3.455% 2/19/2029	585,000	571,689
TotalEnergies Capital International SA 3.461% 7/12/2049	179,000	137,361
		780,017
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	947,000	928,795
Societe Generale SA 1.488% 12/14/2026 (b)(d)	1,222,000	1,170,467
		2,099,262
TOTAL FRANCE		2,964,304
GERMANY - 0.3%
Financials - 0.3%
Capital Markets - 0.2%
Deutsche Bank AG 4.1% 1/13/2026	330,000	327,746
Deutsche Bank AG 4.5% 4/1/2025	1,502,000	1,495,795
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	171,000	162,683
Deutsche Bank AG/New York NY 4.1% 1/13/2026	598,000	592,731
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	2,100,000	2,111,332
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	1,810,000	1,916,131
		6,606,418
Financial Services - 0.1%
Kreditanstalt fuer Wiederaufbau 0.375% 7/18/2025	472,000	458,243
Kreditanstalt fuer Wiederaufbau 0.625% 1/22/2026	1,471,000	1,410,085
Kreditanstalt fuer Wiederaufbau 2% 5/2/2025	105,000	103,575
Kreditanstalt fuer Wiederaufbau 2.5% 11/20/2024	286,000	285,052
Kreditanstalt fuer Wiederaufbau 2.875% 4/3/2028	421,000	410,990
Landwirtschaftliche Rentenbank 1.75% 7/27/2026	233,000	224,669
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	242,000	233,876
		3,126,490
TOTAL FINANCIALS		9,732,908

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 2.85% 4/15/2025 (d)	105,000	103,623
Bayer US Finance II LLC 3.95% 4/15/2045 (d)	38,000	28,859
Bayer US Finance II LLC 4.25% 12/15/2025 (d)	548,000	544,037
		676,519
TOTAL GERMANY		10,409,427
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.375% 4/7/2030 (d)	924,000	878,440
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.65% 10/29/2024	528,000	526,520
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	878,000	843,142
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	730,000	689,585
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	567,000	511,717
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	204,000	180,490
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.5% 1/15/2025	1,042,000	1,036,977
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	204,000	170,579
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	430,000	422,664
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	270,000	269,266
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	393,000	392,004
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	4,500,000	4,690,078
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,464,000	2,581,270
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	455,000	459,649
		12,773,941
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)	198,000	195,952
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	587,000	581,134
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	7,268,000	7,597,628
		8,374,714
TOTAL IRELAND		21,148,655
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	1,614,000	1,626,522
JAPAN - 0.1%
Financials - 0.1%
Banks - 0.1%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,072,000	912,084
Japan Bank for International Cooperation 2.375% 4/20/2026	358,000	349,128
Japan Bank for International Cooperation 2.875% 6/1/2027	208,000	202,862
Japan Bank for International Cooperation 3.25% 7/20/2028	246,000	241,261
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	309,000	294,160
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (b)	300,000	260,289
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	390,000	371,658
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	217,000	194,138
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	603,000	600,125
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	317,000	301,584
Mizuho Financial Group Inc 2.226% 5/25/2026 (b)	374,000	367,704
Mizuho Financial Group Inc 2.26% 7/9/2032 (b)	314,000	268,727
Mizuho Financial Group Inc 2.591% 5/25/2031 (b)	454,000	408,863
		4,772,583
Financial Services - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	274,000	237,749
TOTAL JAPAN		5,010,332
KOREA (SOUTH) - 0.0%
Financials - 0.0%
Banks - 0.0%
Export-Import Bank of Korea 0.625% 2/9/2026	719,000	686,018
Export-Import Bank of Korea 2.875% 1/21/2025	208,000	206,909
Korea Development Bank/The 1.625% 1/19/2031	367,000	311,032

TOTAL KOREA (SOUTH)		1,203,959
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 4.5% 1/23/2026	668,000	645,956
Petroleos Mexicanos 5.95% 1/28/2031	807,000	696,360
Petroleos Mexicanos 6.35% 2/12/2048	1,658,000	1,147,353
Petroleos Mexicanos 6.49% 1/23/2027	481,000	473,642
Petroleos Mexicanos 6.5% 1/23/2029	698,000	658,772
Petroleos Mexicanos 6.5% 3/13/2027	607,000	594,557
Petroleos Mexicanos 6.7% 2/16/2032	2,314,000	2,069,063
Petroleos Mexicanos 6.75% 9/21/2047	1,520,000	1,086,800
Petroleos Mexicanos 6.84% 1/23/2030	289,000	267,181
Petroleos Mexicanos 6.95% 1/28/2060	989,000	707,728
Petroleos Mexicanos 7.69% 1/23/2050	2,036,000	1,580,750
Petroleos Mexicanos 8.75% 6/2/2029	15,000,000	15,210,001
		25,138,163
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 3.875% 4/23/2025	101,000	100,241
Southern Copper Corp 5.25% 11/8/2042	158,000	153,889
Southern Copper Corp 7.5% 7/27/2035	167,000	198,045
		452,175
TOTAL MEXICO		25,590,338
MULTI-NATIONAL - 0.4%
Financials - 0.4%
Banks - 0.3%
African Development Bank 0.875% 7/22/2026	419,000	397,526
Asian Development Bank 0.375% 9/3/2025	1,103,000	1,065,456
Asian Development Bank 0.5% 2/4/2026	611,000	584,010
Asian Development Bank 0.75% 10/8/2030	534,000	450,353
Asian Development Bank 1.5% 10/18/2024	617,000	615,984
Asian Development Bank 2% 4/24/2026	173,000	168,120
Asian Development Bank 2.5% 11/2/2027	184,000	177,959
Asian Development Bank 2.625% 1/12/2027	178,000	173,993
Asian Development Bank 2.75% 1/19/2028	1,032,000	1,004,548
European Investment Bank 0.75% 9/23/2030	762,000	644,534
European Investment Bank 0.875% 5/17/2030	183,000	157,197
European Investment Bank 1.25% 2/14/2031	331,000	285,287
European Investment Bank 1.875% 2/10/2025	82,000	81,194
European Investment Bank 2.375% 5/24/2027	110,000	106,541
European Investment Bank 2.5% 10/15/2024	157,000	156,847
Inter-American Development Bank 0.625% 7/15/2025	607,000	590,388
Inter-American Development Bank 0.875% 4/20/2026	1,388,000	1,325,882
Inter-American Development Bank 1.75% 3/14/2025	505,000	498,683
Inter-American Development Bank 2% 6/2/2026	110,000	106,730
Inter-American Development Bank 2.125% 1/15/2025 (i)	50,000	49,629
Inter-American Development Bank 2.25% 6/18/2029	524,000	492,583
Inter-American Development Bank 2.375% 7/7/2027	184,000	177,860
Inter-American Development Bank 4.375% 1/24/2044	239,000	238,903
		9,550,207
Financial Services - 0.1%
International Bank for Reconstruction & Development 0.375% 7/28/2025	717,000	695,299
International Bank for Reconstruction & Development 0.5% 10/28/2025	905,000	871,476
International Bank for Reconstruction & Development 0.75% 8/26/2030	454,000	383,764
International Bank for Reconstruction & Development 0.875% 5/14/2030	555,000	476,657
International Bank for Reconstruction & Development 1.25% 2/10/2031	497,000	427,538
International Bank for Reconstruction & Development 1.625% 1/15/2025	488,000	483,702
International Bank for Reconstruction & Development 1.875% 10/27/2026	130,000	125,367
International Bank for Reconstruction & Development 2.5% 11/25/2024	156,000	155,432
International Bank for Reconstruction & Development 2.5% 3/29/2032	1,000,000	920,203
International Bank for Reconstruction & Development 2.5% 7/29/2025	104,000	102,605
International Finance Corp 0.75% 8/27/2030	303,000	256,056
		4,898,099
TOTAL MULTI-NATIONAL		14,448,306
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 3.75% 7/21/2026	528,000	520,095
Cooperatieve Rabobank UA 4.375% 8/4/2025	936,000	931,078
Cooperatieve Rabobank UA 5.25% 5/24/2041	82,000	86,615
ING Groep NV 1.726% 4/1/2027 (b)	253,000	242,800
ING Groep NV 2.727% 4/1/2032 (b)	256,000	228,258

TOTAL NETHERLANDS		2,008,846
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	316,000	288,461
Equinor ASA 3.125% 4/6/2030	274,000	260,453
Equinor ASA 3.625% 9/10/2028	331,000	326,193
Equinor ASA 3.7% 4/6/2050	438,000	355,512
Equinor ASA 5.1% 8/17/2040	55,000	56,333

TOTAL NORWAY		1,286,952
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	182,004	194,368
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	171,000	170,273
Telefonica Emisiones SA 5.213% 3/8/2047	180,000	170,748
Telefonica Emisiones SA 7.045% 6/20/2036	71,000	81,801
		422,822
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 1.849% 3/25/2026	400,000	384,527
Banco Santander SA 2.958% 3/25/2031	400,000	362,584
Banco Santander SA 3.225% 11/22/2032 (b)	200,000	177,136
		924,247
TOTAL SPAIN		1,347,069
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)	732,000	691,732
UBS Group AG 3.75% 3/26/2025	585,000	581,948
UBS Group AG 3.869% 1/12/2029 (b)(d)	505,000	494,118
UBS Group AG 4.125% 9/24/2025 (d)	661,000	658,924
UBS Group AG 4.194% 4/1/2031 (b)(d)	1,208,000	1,179,811
UBS Group AG 4.55% 4/17/2026	323,000	323,812
UBS Group AG 4.875% 5/15/2045	310,000	303,057
UBS Group AG 6.537% 8/12/2033 (b)(d)	7,000,000	7,728,294
		11,961,696
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	200,000	203,027
TOTAL SWITZERLAND		12,164,723
UNITED KINGDOM - 0.9%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 5.125% 6/19/2059	180,000	167,582
Vodafone Group PLC 5.25% 5/30/2048	655,000	645,753
		813,335
Consumer Staples - 0.3%
Beverages - 0.1%
Diageo Capital PLC 1.375% 9/29/2025	380,000	368,988
Diageo Capital PLC 2% 4/29/2030	407,000	362,751
Diageo Capital PLC 2.125% 4/29/2032	367,000	314,288
		1,046,027
Tobacco - 0.2%
BAT Capital Corp 3.557% 8/15/2027	153,000	149,872
BAT Capital Corp 4.39% 8/15/2037	298,000	271,058
BAT Capital Corp 4.54% 8/15/2047	306,000	258,467
BAT Capital Corp 4.758% 9/6/2049	334,000	288,227
BAT Capital Corp 6.421% 8/2/2033	422,000	463,526
Imperial Brands Finance PLC 4.25% 7/21/2025 (d)	201,000	199,873
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	1,309,000	1,361,588
Reynolds American Inc 4.45% 6/12/2025	303,000	302,085
Reynolds American Inc 5.7% 8/15/2035	153,000	159,404
Reynolds American Inc 5.85% 8/15/2045	116,000	116,054
Reynolds American Inc 6.15% 9/15/2043	502,000	521,864
Reynolds American Inc 7.25% 6/15/2037	570,000	657,864
		4,749,882
TOTAL CONSUMER STAPLES		5,795,909

Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (b)	500,000	476,785
Barclays PLC 2.894% 11/24/2032 (b)	520,000	456,065
Barclays PLC 4.836% 5/9/2028	263,000	263,255
Barclays PLC 4.95% 1/10/2047	443,000	427,987
Barclays PLC 5.088% 6/20/2030 (b)	923,000	925,959
Barclays PLC 5.2% 5/12/2026	781,000	785,873
Barclays PLC 5.829% 5/9/2027 (b)	4,830,000	4,921,853
Barclays PLC 6.224% 5/9/2034 (b)	2,572,000	2,770,983
HSBC Holdings PLC 2.013% 9/22/2028 (b)	1,336,000	1,246,506
HSBC Holdings PLC 2.099% 6/4/2026 (b)	500,000	490,489
HSBC Holdings PLC 2.804% 5/24/2032 (b)	398,000	352,141
HSBC Holdings PLC 4.292% 9/12/2026 (b)	1,276,000	1,270,169
HSBC Holdings PLC 4.375% 11/23/2026	787,000	783,693
HSBC Holdings PLC 6.5% 9/15/2037	288,000	316,261
HSBC Holdings PLC 6.8% 6/1/2038	167,000	191,313
Lloyds Banking Group PLC 4.344% 1/9/2048	411,000	349,094
Lloyds Banking Group PLC 4.582% 12/10/2025	320,000	318,870
Lloyds Banking Group PLC 4.65% 3/24/2026	236,000	235,532
NatWest Group PLC 3.073% 5/22/2028 (b)	584,000	564,226
NatWest Group PLC 3.754% 11/1/2029 (b)	354,000	353,459
NatWest Group PLC 4.8% 4/5/2026	358,000	359,637
NatWest Group PLC 4.892% 5/18/2029 (b)	234,000	236,436
Santander UK Group Holdings PLC 2.469% 1/11/2028 (b)	334,000	318,169
		18,414,755
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 1.2% 5/28/2026	249,000	238,237
Astrazeneca Finance LLC 2.25% 5/28/2031	242,000	214,583
Astrazeneca PLC 4.375% 11/16/2045	207,000	193,646
Astrazeneca PLC 4.375% 8/17/2048	339,000	315,738
Astrazeneca PLC 6.45% 9/15/2037	89,000	104,066
		1,066,270
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	285,000	269,940
TOTAL UNITED KINGDOM		26,360,209
UNITED STATES - 20.8%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.4%
AT&T Inc 1.65% 2/1/2028	284,000	261,807
AT&T Inc 2.25% 2/1/2032	467,000	400,846
AT&T Inc 2.55% 12/1/2033	1,877,000	1,582,101
AT&T Inc 2.75% 6/1/2031	509,000	460,205
AT&T Inc 2.95% 7/15/2026	219,000	214,399
AT&T Inc 3.3% 2/1/2052	484,000	351,714
AT&T Inc 3.5% 6/1/2041	261,000	213,602
AT&T Inc 3.5% 9/15/2053	864,000	634,758
AT&T Inc 3.55% 9/15/2055	1,880,000	1,375,097
AT&T Inc 3.65% 6/1/2051	400,000	306,732
AT&T Inc 3.65% 9/15/2059	1,076,000	780,698
AT&T Inc 3.8% 12/1/2057	1,915,000	1,449,912
AT&T Inc 3.8% 2/15/2027	247,000	244,781
AT&T Inc 4.35% 6/15/2045	175,000	154,579
AT&T Inc 4.5% 3/9/2048	224,000	198,615
AT&T Inc 4.65% 6/1/2044	216,000	196,241
Verizon Communications Inc 1.5% 9/18/2030	110,000	94,378
Verizon Communications Inc 1.68% 10/30/2030	92,000	78,698
Verizon Communications Inc 2.355% 3/15/2032	1,607,000	1,384,497
Verizon Communications Inc 2.55% 3/21/2031	2,142,000	1,912,628
Verizon Communications Inc 3.55% 3/22/2051	299,000	231,538
Verizon Communications Inc 4.272% 1/15/2036	666,000	636,470
Verizon Communications Inc 4.4% 11/1/2034	103,000	100,591
Verizon Communications Inc 4.75% 11/1/2041	27,000	26,128
Verizon Communications Inc 4.78% 2/15/2035 (d)	1,473,000	1,470,885
Verizon Communications Inc 5.012% 4/15/2049	67,000	67,522
Verizon Communications Inc 5.012% 8/21/2054	344,000	334,499
		15,163,921
Entertainment - 0.2%
Walt Disney Co/The 2% 9/1/2029	286,000	259,984
Walt Disney Co/The 2.65% 1/13/2031	435,000	397,033
Walt Disney Co/The 2.75% 9/1/2049	286,000	194,729
Walt Disney Co/The 3.5% 5/13/2040	187,000	159,248
Walt Disney Co/The 3.6% 1/13/2051	186,000	148,660
Walt Disney Co/The 3.7% 10/15/2025	192,000	191,230
Walt Disney Co/The 3.8% 3/22/2030	2,891,000	2,844,270
Walt Disney Co/The 4.7% 3/23/2050	1,046,000	1,015,038
Walt Disney Co/The 5.4% 10/1/2043	106,000	111,234
Walt Disney Co/The 6.15% 2/15/2041	288,000	325,185
Walt Disney Co/The 6.15% 3/1/2037	108,000	121,538
		5,768,149
Interactive Media & Services - 0.0%
Alphabet Inc 0.45% 8/15/2025	204,000	197,794
Alphabet Inc 1.1% 8/15/2030	404,000	347,854
Alphabet Inc 1.998% 8/15/2026	63,000	61,068
Alphabet Inc 2.05% 8/15/2050	404,000	251,574
		858,290
Media - 1.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	701,000	599,882
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	924,000	649,130
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	243,000	155,128
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	2,000,000	1,226,671
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052	4,000,000	2,622,578
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	302,000	293,619
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	318,000	290,929
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	6,242,000	4,778,697
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	163,000	162,733
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,087,000	1,081,319
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	339,000	272,417
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,518,000	2,114,183
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	318,000	259,109
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	143,000	124,878
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	2,108,000	2,181,906
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	369,000	376,795
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	474,000	457,265
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,149,000	1,195,159
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	3,000,000	2,995,505
Comcast Corp 1.5% 2/15/2031	390,000	329,060
Comcast Corp 1.95% 1/15/2031	70,000	60,776
Comcast Corp 2.35% 1/15/2027	653,000	629,533
Comcast Corp 2.45% 8/15/2052	390,000	237,885
Comcast Corp 2.65% 2/1/2030	216,000	199,885
Comcast Corp 2.8% 1/15/2051	224,000	148,626
Comcast Corp 3.15% 3/1/2026	137,000	135,106
Comcast Corp 3.3% 2/1/2027	327,000	321,853
Comcast Corp 3.375% 8/15/2025	376,000	372,623
Comcast Corp 3.4% 4/1/2030	200,000	191,873
Comcast Corp 3.45% 2/1/2050	204,000	154,349
Comcast Corp 3.75% 4/1/2040	160,000	138,509
Comcast Corp 3.969% 11/1/2047	143,000	119,485
Comcast Corp 4% 3/1/2048	329,000	275,676
Comcast Corp 4.15% 10/15/2028	517,000	517,806
Discovery Communications LLC 3.625% 5/15/2030	765,000	689,230
Discovery Communications LLC 4.125% 5/15/2029	26,000	24,579
Fox Corp 4.709% 1/25/2029	250,000	253,189
Fox Corp 5.476% 1/25/2039	331,000	333,932
Time Warner Cable LLC 4.5% 9/15/2042	418,000	320,300
Time Warner Cable LLC 5.5% 9/1/2041	214,000	185,552
Time Warner Cable LLC 5.875% 11/15/2040	188,000	170,485
Time Warner Cable LLC 6.55% 5/1/2037	2,538,000	2,512,130
Time Warner Cable LLC 7.3% 7/1/2038	585,000	614,552
TWDC Enterprises 18 Corp 1.85% 7/30/2026	140,000	134,806
TWDC Enterprises 18 Corp 3% 7/30/2046	123,000	89,438
TWDC Enterprises 18 Corp 3.15% 9/17/2025	260,000	257,366
TWDC Enterprises 18 Corp 4.125% 6/1/2044	156,000	137,815
Warnermedia Holdings Inc 3.638% 3/15/2025	281,000	279,028
Warnermedia Holdings Inc 3.755% 3/15/2027	853,000	824,806
Warnermedia Holdings Inc 4.054% 3/15/2029	164,000	155,363
Warnermedia Holdings Inc 4.279% 3/15/2032	4,437,000	3,941,530
Warnermedia Holdings Inc 5.05% 3/15/2042	692,000	564,888
Warnermedia Holdings Inc 5.141% 3/15/2052	8,192,000	6,318,282
		43,478,219
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	412,000	383,806
T-Mobile USA Inc 2.25% 11/15/2031	5,000,000	4,313,997
T-Mobile USA Inc 3.3% 2/15/2051	412,000	299,090
T-Mobile USA Inc 3.5% 4/15/2025	241,000	239,280
T-Mobile USA Inc 3.75% 4/15/2027	997,000	985,019
T-Mobile USA Inc 3.875% 4/15/2030	1,339,000	1,302,138
		7,523,330
TOTAL COMMUNICATION SERVICES		72,791,909

Consumer Discretionary - 0.5%
Automobiles - 0.1%
General Motors Co 5% 10/1/2028	189,000	191,351
General Motors Co 5.2% 4/1/2045	117,000	107,240
General Motors Co 5.95% 4/1/2049	173,000	171,477
General Motors Co 6.6% 4/1/2036	160,000	173,123
General Motors Co 6.75% 4/1/2046	196,000	213,326
General Motors Co 6.8% 10/1/2027	364,000	385,408
General Motors Financial Co Inc 3.85% 1/5/2028	192,000	187,814
General Motors Financial Co Inc 4% 1/15/2025	169,000	168,389
General Motors Financial Co Inc 4% 10/6/2026	101,000	100,184
General Motors Financial Co Inc 4.3% 7/13/2025	340,000	338,621
General Motors Financial Co Inc 4.35% 1/17/2027	219,000	218,522
General Motors Financial Co Inc 5.65% 1/17/2029	587,000	604,627
General Motors Financial Co Inc 5.85% 4/6/2030	1,080,000	1,125,520
		3,985,602
Broadline Retail - 0.0%
Kohl's Corp 4.25% 7/17/2025	100,000	98,720
Diversified Consumer Services - 0.0%
American University/The 3.672% 4/1/2049	66,000	54,746
Duke University 2.832% 10/1/2055	128,000	89,564
George Washington University/The 4.126% 9/15/2048	192,000	172,169
George Washington University/The 4.3% 9/15/2044	55,000	50,471
Massachusetts Institute of Technology 2.989% 7/1/2050	128,000	96,338
Massachusetts Institute of Technology 3.885% 7/1/2116	78,000	61,495
Massachusetts Institute of Technology 3.959% 7/1/2038	130,000	125,772
Northwestern University 3.662% 12/1/2057	152,000	124,341
Northwestern University 4.643% 12/1/2044	92,000	91,174
President and Fellows of Harvard College 3.3% 7/15/2056	133,000	102,735
President and Fellows of Harvard College 3.619% 10/1/2037	27,000	24,730
Princeton Univ 5.7% 3/1/2039	27,000	30,658
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	127,000	125,293
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	136,000	120,277
University of Notre Dame du Lac 3.438% 2/15/2045	91,000	76,806
University of Southern California 2.945% 10/1/2051	314,000	227,721
University of Southern California 5.25% 10/1/2111	55,000	57,359
William Marsh Rice University 3.774% 5/15/2055	50,000	43,552
		1,675,201
Hotels, Restaurants & Leisure - 0.1%
Expedia Group Inc 3.25% 2/15/2030	237,000	223,486
McDonald's Corp 3.3% 7/1/2025	165,000	163,428
McDonald's Corp 3.5% 7/1/2027	475,000	468,399
McDonald's Corp 3.6% 7/1/2030	448,000	434,847
McDonald's Corp 3.7% 1/30/2026	463,000	460,229
Metropolitan Museum of Art/The 3.4% 7/1/2045	82,000	66,448
		1,816,837
Leisure Products - 0.0%
Hasbro Inc 3% 11/19/2024	552,000	550,103
Specialty Retail - 0.3%
AutoNation Inc 3.85% 3/1/2032	2,004,000	1,848,321
AutoNation Inc 4.75% 6/1/2030	96,000	95,547
AutoZone Inc 3.25% 4/15/2025	110,000	109,042
AutoZone Inc 3.625% 4/15/2025	461,000	457,861
AutoZone Inc 3.75% 6/1/2027	159,000	157,155
AutoZone Inc 4% 4/15/2030	996,000	977,749
Lowe's Cos Inc 1.3% 4/15/2028	220,000	199,692
Lowe's Cos Inc 1.7% 10/15/2030	334,000	287,278
Lowe's Cos Inc 3.35% 4/1/2027	85,000	83,450
Lowe's Cos Inc 3.65% 4/5/2029	294,000	286,906
Lowe's Cos Inc 3.7% 4/15/2046	96,000	76,357
Lowe's Cos Inc 3.75% 4/1/2032	899,000	857,884
Lowe's Cos Inc 4.05% 5/3/2047	315,000	264,061
Lowe's Cos Inc 4.45% 4/1/2062	1,098,000	930,254
Lowe's Cos Inc 4.5% 4/15/2030	811,000	821,434
O'Reilly Automotive Inc 4.2% 4/1/2030	148,000	146,812
		7,599,803
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.4% 3/27/2025	171,000	169,318
NIKE Inc 2.85% 3/27/2030	165,000	155,408
NIKE Inc 3.25% 3/27/2040	334,000	280,109
NIKE Inc 3.375% 11/1/2046	123,000	98,318
NIKE Inc 3.375% 3/27/2050	165,000	130,122
Tapestry Inc 3.05% 3/15/2032	80,000	68,482
		901,757
TOTAL CONSUMER DISCRETIONARY		16,628,023

Consumer Staples - 0.4%
Beverages - 0.2%
Coca-Cola Co/The 1.375% 3/15/2031	334,000	283,376
Coca-Cola Co/The 1.45% 6/1/2027	230,000	217,091
Coca-Cola Co/The 1.65% 6/1/2030	230,000	202,682
Coca-Cola Co/The 2.5% 3/15/2051	167,000	109,367
Coca-Cola Co/The 2.5% 6/1/2040	230,000	174,072
Coca-Cola Co/The 2.6% 6/1/2050	230,000	155,798
Coca-Cola Co/The 2.75% 6/1/2060	230,000	151,232
Coca-Cola Co/The 3.375% 3/25/2027	713,000	706,759
Coca-Cola Co/The 3.45% 3/25/2030	436,000	425,340
Constellation Brands Inc 3.5% 5/9/2027	274,000	269,182
Constellation Brands Inc 3.7% 12/6/2026	207,000	204,934
Constellation Brands Inc 5.25% 11/15/2048	199,000	198,676
Keurig Dr Pepper Inc 3.8% 5/1/2050	87,000	70,342
Molson Coors Beverage Co 3% 7/15/2026	1,419,000	1,392,204
Molson Coors Beverage Co 4.2% 7/15/2046	363,000	313,163
Molson Coors Beverage Co 5% 5/1/2042	1,644,000	1,609,675
		6,483,893
Consumer Staples Distribution & Retail - 0.0%
Dollar Tree Inc 4% 5/15/2025	219,000	217,716
Sysco Corp 3.3% 7/15/2026	90,000	88,525
Sysco Corp 3.75% 10/1/2025	156,000	154,912
Sysco Corp 6.6% 4/1/2040	270,000	305,968
		767,121
Food Products - 0.0%
Campbell Soup Co 4.8% 3/15/2048	384,000	358,797
General Mills Inc 2.875% 4/15/2030	289,000	268,534
General Mills Inc 3% 2/1/2051	168,000	116,435
General Mills Inc 4.2% 4/17/2028	472,000	472,522
		1,216,288
Household Products - 0.1%
Kimberly-Clark Corp 1.05% 9/15/2027	579,000	532,880
Kimberly-Clark Corp 3.1% 3/26/2030	116,000	110,576
Kimberly-Clark Corp 3.2% 7/30/2046	69,000	53,154
Kimberly-Clark Corp 3.95% 11/1/2028	234,000	233,989
Procter & Gamble Co/The 1% 4/23/2026	315,000	301,741
Procter & Gamble Co/The 1.95% 4/23/2031	500,000	446,675
Procter & Gamble Co/The 2.85% 8/11/2027	123,000	120,027
Procter & Gamble Co/The 3% 3/25/2030	272,000	260,557
		2,059,599
Tobacco - 0.1%
Altria Group Inc 3.875% 9/16/2046	274,000	213,975
Altria Group Inc 4.25% 8/9/2042	963,000	826,307
Altria Group Inc 4.5% 5/2/2043	466,000	412,173
Altria Group Inc 4.8% 2/14/2029	491,000	497,096
Altria Group Inc 5.8% 2/14/2039	256,000	269,144
Altria Group Inc 5.95% 2/14/2049	452,000	474,303
Philip Morris International Inc 2.75% 2/25/2026	103,000	101,005
Philip Morris International Inc 3.875% 8/21/2042	132,000	111,743
Philip Morris International Inc 4.125% 3/4/2043	274,000	240,113
Philip Morris International Inc 4.875% 11/15/2043	165,000	160,314
Philip Morris International Inc 6.375% 5/16/2038	40,000	45,703
		3,351,876
TOTAL CONSUMER STAPLES		13,878,777

Energy - 1.4%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	659,000	559,558
Baker Hughes Holdings LLC 5.125% 9/15/2040	55,000	54,943
Halliburton Co 2.92% 3/1/2030	264,000	245,191
Halliburton Co 3.8% 11/15/2025	14,000	13,901
Halliburton Co 4.85% 11/15/2035	270,000	269,600
Halliburton Co 5% 11/15/2045	207,000	198,294
Halliburton Co 7.45% 9/15/2039	41,000	50,507
		1,391,994
Oil, Gas & Consumable Fuels - 1.4%
Apache Corp 5.1% 9/1/2040	82,000	72,902
Boardwalk Pipelines LP 4.95% 12/15/2024	130,000	129,847
Columbia Pipeline Group Inc 4.5% 6/1/2025	259,000	258,292
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	432,000	457,506
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	1,163,000	1,240,921
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	348,000	388,076
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	626,000	705,042
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	375,000	428,707
ConocoPhillips 6.5% 2/1/2039	206,000	237,921
ConocoPhillips Co 5.95% 3/15/2046	165,000	180,491
DCP Midstream Operating LP 5.125% 5/15/2029	1,257,000	1,288,302
DCP Midstream Operating LP 5.6% 4/1/2044	154,000	153,142
DCP Midstream Operating LP 6.45% 11/3/2036 (d)	311,000	335,404
DCP Midstream Operating LP 6.75% 9/15/2037 (d)	1,205,000	1,332,544
Devon Energy Corp 5% 6/15/2045	456,000	407,103
Devon Energy Corp 5.6% 7/15/2041	79,000	77,436
Energy Transfer LP 3.75% 5/15/2030	750,000	716,455
Energy Transfer LP 3.9% 7/15/2026	206,000	204,060
Energy Transfer LP 4.95% 6/15/2028	767,000	780,073
Energy Transfer LP 5% 5/15/2050	3,892,000	3,516,112
Energy Transfer LP 5.15% 3/15/2045	219,000	204,081
Energy Transfer LP 5.25% 4/15/2029	258,000	265,396
Energy Transfer LP 5.3% 4/1/2044	159,000	152,061
Energy Transfer LP 5.4% 10/1/2047	420,000	399,944
Energy Transfer LP 5.8% 6/15/2038	523,000	544,546
Energy Transfer LP 6% 6/15/2048	923,000	944,986
Energy Transfer LP 6.125% 12/15/2045	120,000	125,235
Energy Transfer LP 6.25% 4/15/2049	257,000	270,236
Enterprise Products Operating LLC 3.3% 2/15/2053	104,000	74,359
Enterprise Products Operating LLC 3.7% 2/15/2026	652,000	648,391
Enterprise Products Operating LLC 3.95% 2/15/2027	710,000	708,033
Enterprise Products Operating LLC 4.2% 1/31/2050	163,000	139,062
Enterprise Products Operating LLC 4.25% 2/15/2048	547,000	472,739
Enterprise Products Operating LLC 4.8% 2/1/2049	201,000	187,753
Enterprise Products Operating LLC 4.85% 3/15/2044	137,000	130,565
Enterprise Products Operating LLC 4.85% 8/15/2042	69,000	66,105
Enterprise Products Operating LLC 4.9% 5/15/2046	117,000	111,856
Enterprise Products Operating LLC 5.7% 2/15/2042	55,000	57,824
Enterprise Products Operating LLC 7.55% 4/15/2038	55,000	68,159
EOG Resources Inc 4.15% 1/15/2026	154,000	154,001
Exxon Mobil Corp 3.043% 3/1/2026	228,000	225,222
Exxon Mobil Corp 3.452% 4/15/2051	114,000	88,337
Exxon Mobil Corp 3.567% 3/6/2045	182,000	150,847
Hess Corp 4.3% 4/1/2027	614,000	613,854
Hess Corp 5.6% 2/15/2041	2,043,000	2,125,658
Hess Corp 5.8% 4/1/2047	117,000	123,358
Hess Corp 7.125% 3/15/2033	126,000	145,415
Hess Corp 7.3% 8/15/2031	168,000	192,383
Hess Corp 7.875% 10/1/2029	551,000	630,807
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	104,000	92,710
Kinder Morgan Energy Partners LP 5% 3/1/2043	27,000	24,833
Kinder Morgan Energy Partners LP 5.5% 3/1/2044	192,000	188,812
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	27,000	26,844
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	140,000	151,881
Kinder Morgan Inc 4.3% 3/1/2028	273,000	273,484
Kinder Morgan Inc 5.2% 3/1/2048	241,000	225,107
Kinder Morgan Inc 5.3% 12/1/2034	234,000	237,640
Kinder Morgan Inc 5.55% 6/1/2045	573,000	566,194
Marathon Oil Corp 5.2% 6/1/2045	137,000	134,761
Marathon Petroleum Corp 4.5% 4/1/2048	160,000	136,597
Marathon Petroleum Corp 4.7% 5/1/2025	601,000	600,237
Marathon Petroleum Corp 6.5% 3/1/2041	27,000	29,403
MPLX LP 4.125% 3/1/2027	259,000	257,638
MPLX LP 4.7% 4/15/2048	535,000	466,580
MPLX LP 4.8% 2/15/2029	393,000	399,117
MPLX LP 4.875% 12/1/2024	344,000	343,620
MPLX LP 4.95% 9/1/2032	2,488,000	2,497,442
MPLX LP 5.2% 3/1/2047	168,000	159,273
MPLX LP 5.5% 2/15/2049	662,000	644,553
Occidental Petroleum Corp 6.2% 3/15/2040	214,000	222,163
Occidental Petroleum Corp 6.45% 9/15/2036	578,000	624,217
Occidental Petroleum Corp 6.6% 3/15/2046	717,000	771,483
Occidental Petroleum Corp 7.5% 5/1/2031	964,000	1,095,397
ONEOK Inc 4.25% 9/15/2046	151,000	124,055
ONEOK Inc 4.25% 9/24/2027	820,000	820,784
ONEOK Inc 4.4% 10/15/2029	858,000	855,097
ONEOK Inc 4.45% 9/1/2049	160,000	133,463
ONEOK Inc 4.75% 10/15/2031	1,669,000	1,669,004
ONEOK Inc 4.95% 7/13/2047	160,000	144,459
ONEOK Inc 5% 3/1/2026	82,000	82,374
ONEOK Inc 5.2% 7/15/2048	83,000	77,514
Ovintiv Inc 6.5% 2/1/2038	244,000	261,468
Phillips 66 3.85% 4/9/2025	77,000	76,604
Phillips 66 4.875% 11/15/2044	27,000	25,157
Phillips 66 5.875% 5/1/2042	260,000	276,408
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	166,000	157,891
Plains All American Pipeline LP / PAA Finance Corp 3.6% 11/1/2024	371,000	370,452
Plains All American Pipeline LP / PAA Finance Corp 4.65% 10/15/2025	336,000	335,466
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	52,000	46,931
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	77,000	85,148
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	1,002,000	999,342
Spectra Energy Partners LP 3.375% 10/15/2026	447,000	439,117
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	288,000	269,741
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	212,000	192,614
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	110,000	96,579
Valero Energy Corp 6.625% 6/15/2037	149,000	167,041
Western Gas Partners LP 3.95% 6/1/2025	109,000	108,134
Western Gas Partners LP 4.5% 3/1/2028	251,000	248,818
Western Gas Partners LP 4.65% 7/1/2026	1,137,000	1,137,144
Western Gas Partners LP 4.75% 8/15/2028	145,000	144,806
Williams Cos Inc/The 3.5% 11/15/2030	1,068,000	1,009,687
Williams Cos Inc/The 3.75% 6/15/2027	640,000	630,570
Williams Cos Inc/The 3.9% 1/15/2025	250,000	248,954
Williams Cos Inc/The 4.65% 8/15/2032	2,571,000	2,554,289
Williams Cos Inc/The 4.85% 3/1/2048	231,000	210,678
Williams Cos Inc/The 5.3% 8/15/2052	581,000	563,612
Williams Cos Inc/The 5.75% 6/24/2044	52,000	53,500
		47,718,436
TOTAL ENERGY		49,110,430

Financials - 10.7%
Banks - 5.1%
Bank of America Corp 1.53% 12/6/2025 (b)	1,351,000	1,341,502
Bank of America Corp 1.658% 3/11/2027 (b)	532,000	511,368
Bank of America Corp 1.734% 7/22/2027 (b)	690,000	658,735
Bank of America Corp 2.015% 2/13/2026 (b)	692,000	684,137
Bank of America Corp 2.087% 6/14/2029 (b)	157,000	144,982
Bank of America Corp 2.299% 7/21/2032 (b)	2,174,000	1,881,928
Bank of America Corp 2.651% 3/11/2032 (b)	506,000	451,640
Bank of America Corp 2.676% 6/19/2041 (b)	340,000	255,638
Bank of America Corp 2.687% 4/22/2032 (b)	246,000	219,400
Bank of America Corp 2.831% 10/24/2051 (b)	276,000	190,806
Bank of America Corp 2.972% 7/21/2052 (b)	268,000	190,212
Bank of America Corp 3.194% 7/23/2030 (b)	1,318,000	1,247,479
Bank of America Corp 3.248% 10/21/2027	103,000	100,674
Bank of America Corp 3.366% 1/23/2026 (b)	724,000	719,960
Bank of America Corp 3.419% 12/20/2028 (b)	3,213,000	3,125,615
Bank of America Corp 3.5% 4/19/2026	631,000	624,826
Bank of America Corp 3.593% 7/21/2028 (b)	304,000	298,401
Bank of America Corp 3.705% 4/24/2028 (b)	241,000	237,511
Bank of America Corp 3.846% 3/8/2037 (b)	197,000	182,104
Bank of America Corp 3.95% 4/21/2025	518,000	515,425
Bank of America Corp 3.97% 3/5/2029 (b)	601,000	593,919
Bank of America Corp 3.974% 2/7/2030 (b)	388,000	381,243
Bank of America Corp 4% 1/22/2025	165,000	164,498
Bank of America Corp 4.083% 3/20/2051 (b)	173,000	150,290
Bank of America Corp 4.183% 11/25/2027	425,000	424,139
Bank of America Corp 4.25% 10/22/2026	645,000	644,676
Bank of America Corp 4.271% 7/23/2029 (b)	494,000	492,698
Bank of America Corp 4.33% 3/15/2050 (b)	359,000	326,041
Bank of America Corp 4.443% 1/20/2048 (b)	418,000	386,003
Bank of America Corp 4.45% 3/3/2026	547,000	547,751
Bank of America Corp 4.571% 4/27/2033 (b)	10,000,000	9,951,969
Bank of America Corp 5% 1/21/2044	147,000	149,552
Bank of America Corp 5.015% 7/22/2033 (b)	14,951,000	15,338,947
Bank of America Corp 5.875% 2/7/2042	90,000	100,599
Bank of America Corp 6.11% 1/29/2037	194,000	214,251
Bank of America Corp 7.75% 5/14/2038	114,000	144,051
Citigroup Inc 1.122% 1/28/2027 (b)	487,000	465,913
Citigroup Inc 2.561% 5/1/2032 (b)	414,000	363,874
Citigroup Inc 3.106% 4/8/2026 (b)	854,000	845,583
Citigroup Inc 3.52% 10/27/2028 (b)	632,000	616,961
Citigroup Inc 3.668% 7/24/2028 (b)	1,119,000	1,099,067
Citigroup Inc 3.7% 1/12/2026	305,000	302,945
Citigroup Inc 3.875% 3/26/2025	1,193,000	1,186,644
Citigroup Inc 3.887% 1/10/2028 (b)	123,000	121,764
Citigroup Inc 3.98% 3/20/2030 (b)	976,000	955,773
Citigroup Inc 4.125% 7/25/2028	423,000	419,572
Citigroup Inc 4.3% 11/20/2026	218,000	217,779
Citigroup Inc 4.4% 6/10/2025	110,000	109,607
Citigroup Inc 4.412% 3/31/2031 (b)	1,601,000	1,589,889
Citigroup Inc 4.45% 9/29/2027	3,118,000	3,122,343
Citigroup Inc 4.6% 3/9/2026	441,000	442,172
Citigroup Inc 4.65% 7/23/2048	389,000	366,955
Citigroup Inc 4.75% 5/18/2046	216,000	202,671
Citigroup Inc 4.91% 5/24/2033 (b)	11,248,000	11,337,581
Citigroup Inc 5.3% 5/6/2044	55,000	55,956
Citigroup Inc 5.5% 9/13/2025	831,000	836,065
Citigroup Inc 5.875% 1/30/2042	149,000	163,664
Citigroup Inc 6.27% 11/17/2033 (b)	5,000,000	5,492,579
Citigroup Inc 8.125% 7/15/2039	219,000	290,583
Citizens Financial Group Inc 2.638% 9/30/2032	662,000	545,870
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	4,546,000	4,714,433
Fifth Third Bancorp 2.55% 5/5/2027	407,000	390,125
Fifth Third Bancorp 4.895% 9/6/2030 (b)	3,500,000	3,544,412
Fifth Third Bancorp 8.25% 3/1/2038	57,000	71,784
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	821,000	777,639
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	440,000	378,078
JPMorgan Chase & Co 2.083% 4/22/2026 (b)	1,010,000	993,884
JPMorgan Chase & Co 2.522% 4/22/2031 (b)	329,000	298,834
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	642,000	564,731
JPMorgan Chase & Co 2.95% 10/1/2026	692,000	678,190
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	884,000	813,058
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	409,000	302,189
JPMorgan Chase & Co 3.3% 4/1/2026	247,000	243,894
JPMorgan Chase & Co 3.509% 1/23/2029 (b)	867,000	846,726
JPMorgan Chase & Co 3.54% 5/1/2028 (b)	466,000	457,574
JPMorgan Chase & Co 3.882% 7/24/2038 (b)	123,000	112,371
JPMorgan Chase & Co 3.9% 7/15/2025	592,000	589,759
JPMorgan Chase & Co 3.96% 1/29/2027 (b)	334,000	332,090
JPMorgan Chase & Co 3.964% 11/15/2048 (b)	258,000	222,817
JPMorgan Chase & Co 4.005% 4/23/2029 (b)	563,000	556,993
JPMorgan Chase & Co 4.125% 12/15/2026	1,929,000	1,928,207
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	1,198,000	1,193,543
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	326,000	326,651
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	335,000	336,554
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	1,607,000	1,615,616
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	8,275,000	8,276,753
JPMorgan Chase & Co 4.85% 2/1/2044	137,000	136,444
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	15,028,000	15,349,281
JPMorgan Chase & Co 4.95% 6/1/2045	262,000	261,641
JPMorgan Chase & Co 5.5% 10/15/2040	156,000	166,999
JPMorgan Chase & Co 5.6% 7/15/2041	41,000	44,553
JPMorgan Chase & Co 5.625% 8/16/2043	137,000	148,923
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	2,300,000	2,438,606
PNC Financial Services Group Inc/The 1.15% 8/13/2026	345,000	326,562
PNC Financial Services Group Inc/The 2.2% 11/1/2024	185,000	184,500
PNC Financial Services Group Inc/The 2.6% 7/23/2026	667,000	648,672
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	15,000,000	14,786,598
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	717,000	679,631
Truist Financial Corp 1.267% 3/2/2027 (b)	899,000	857,255
US Bancorp 1.375% 7/22/2030	334,000	285,213
US Bancorp 3% 7/30/2029	297,000	279,049
US Bancorp 3.1% 4/27/2026	247,000	242,513
Wells Fargo & Co 2.164% 2/11/2026 (b)	1,018,000	1,006,917
Wells Fargo & Co 2.188% 4/30/2026 (b)	806,000	792,876
Wells Fargo & Co 2.406% 10/30/2025 (b)	1,970,000	1,964,616
Wells Fargo & Co 2.572% 2/11/2031 (b)	644,000	584,797
Wells Fargo & Co 3% 10/23/2026	557,000	544,389
Wells Fargo & Co 3.068% 4/30/2041 (b)	487,000	384,064
Wells Fargo & Co 3.35% 3/2/2033 (b)	157,000	143,526
Wells Fargo & Co 3.526% 3/24/2028 (b)	1,167,000	1,144,902
Wells Fargo & Co 3.584% 5/22/2028 (b)	287,000	281,435
Wells Fargo & Co 3.9% 5/1/2045	130,000	111,249
Wells Fargo & Co 4.1% 6/3/2026	88,000	87,699
Wells Fargo & Co 4.4% 6/14/2046	196,000	171,588
Wells Fargo & Co 4.478% 4/4/2031 (b)	1,796,000	1,798,033
Wells Fargo & Co 4.75% 12/7/2046	439,000	402,485
Wells Fargo & Co 4.897% 7/25/2033 (b)	13,435,000	13,589,006
Wells Fargo & Co 4.9% 11/17/2045	265,000	248,594
Wells Fargo & Co 5.013% 4/4/2051 (b)	2,145,000	2,103,139
Wells Fargo & Co 5.375% 11/2/2043	184,000	185,512
Wells Fargo & Co 5.499% 1/23/2035 (b)	670,000	702,354
Wells Fargo & Co 5.606% 1/15/2044	312,000	322,405
		168,717,711
Capital Markets - 2.9%
Ares Capital Corp 2.15% 7/15/2026	705,000	669,944
Ares Capital Corp 3.25% 7/15/2025	173,000	170,424
Ares Capital Corp 3.875% 1/15/2026	1,565,000	1,542,204
Athene Global Funding 5.339% 1/15/2027 (d)	4,421,000	4,494,743
Athene Global Funding 5.583% 1/9/2029 (d)	2,226,000	2,305,174
Bank of New York Mellon Corp/The 1.8% 7/28/2031	574,000	492,567
Bank of New York Mellon Corp/The 2.8% 5/4/2026	154,000	150,861
Blackstone Private Credit Fund 2.7% 1/15/2025	437,000	433,687
Blackstone Private Credit Fund 4.7% 3/24/2025	2,482,000	2,475,795
Blackstone Private Credit Fund 7.05% 9/29/2025	3,077,000	3,134,770
Goldman Sachs Group Inc/The 0.855% 2/12/2026 (b)	471,000	463,463
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	1,144,000	1,097,305
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	1,960,000	1,699,811
Goldman Sachs Group Inc/The 2.6% 2/7/2030	334,000	306,650
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	848,000	749,390
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (b)	434,000	381,299
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	16,994,000	15,290,056
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (b)	137,000	111,563
Goldman Sachs Group Inc/The 3.5% 1/23/2025	1,432,000	1,425,499
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	5,717,000	5,626,497
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,945,000	1,892,158
Goldman Sachs Group Inc/The 3.85% 1/26/2027	829,000	821,844
Goldman Sachs Group Inc/The 4.25% 10/21/2025	422,000	420,430
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	130,000	122,558
Goldman Sachs Group Inc/The 4.75% 10/21/2045	433,000	420,803
Goldman Sachs Group Inc/The 5.95% 1/15/2027	411,000	426,097
Goldman Sachs Group Inc/The 6.75% 10/1/2037	843,000	970,705
Intercontinental Exchange Inc 1.85% 9/15/2032	310,000	257,148
Intercontinental Exchange Inc 2.65% 9/15/2040	310,000	232,856
Intercontinental Exchange Inc 3.75% 12/1/2025	158,000	157,023
Intercontinental Exchange Inc 3.75% 9/21/2028	256,000	252,737
Intercontinental Exchange Inc 4.25% 9/21/2048	290,000	256,335
Moody's Corp 3.25% 1/15/2028	737,000	720,450
Moody's Corp 3.75% 3/24/2025	637,000	633,474
Moody's Corp 4.875% 12/17/2048	284,000	271,310
Morgan Stanley 1.164% 10/21/2025 (b)	390,000	389,208
Morgan Stanley 1.512% 7/20/2027 (b)	270,000	256,761
Morgan Stanley 1.593% 5/4/2027 (b)	393,000	376,057
Morgan Stanley 2.188% 4/28/2026 (b)	672,000	661,477
Morgan Stanley 2.239% 7/21/2032 (b)	255,000	219,540
Morgan Stanley 2.511% 10/20/2032 (b)	137,000	119,587
Morgan Stanley 3.125% 7/27/2026	2,912,000	2,860,118
Morgan Stanley 3.217% 4/22/2042 (b)	498,000	401,527
Morgan Stanley 3.591% 7/22/2028 (b)	984,000	964,176
Morgan Stanley 3.622% 4/1/2031 (b)	1,260,000	1,209,809
Morgan Stanley 3.625% 1/20/2027	1,381,000	1,368,548
Morgan Stanley 3.772% 1/24/2029 (b)	337,000	331,450
Morgan Stanley 3.875% 1/27/2026	144,000	143,364
Morgan Stanley 3.95% 4/23/2027	937,000	927,674
Morgan Stanley 3.971% 7/22/2038 (b)	171,000	154,971
Morgan Stanley 4.3% 1/27/2045	55,000	50,676
Morgan Stanley 4.375% 1/22/2047	304,000	280,710
Morgan Stanley 4.431% 1/23/2030 (b)	552,000	553,207
Morgan Stanley 4.457% 4/22/2039 (b)	207,000	198,422
Morgan Stanley 4.889% 7/20/2033 (b)	10,161,000	10,287,973
Morgan Stanley 5% 11/24/2025	1,838,000	1,847,017
Morgan Stanley 5.597% 3/24/2051 (b)	355,000	388,809
Morgan Stanley 6.342% 10/18/2033 (b)	15,700,000	17,458,950
Morgan Stanley 6.375% 7/24/2042	80,000	94,492
Morgan Stanley 7.25% 4/1/2032	27,000	32,069
Peachtree Corners Funding Trust 3.976% 2/15/2025 (d)	628,000	624,788
S&P Global Inc 2.9% 3/1/2032	1,181,000	1,074,095
S&P Global Inc 2.95% 1/22/2027	167,000	163,064
State Street Corp 1.684% 11/18/2027 (b)	548,000	520,342
State Street Corp 2.65% 5/19/2026	207,000	202,500
		95,039,011
Consumer Finance - 1.6%
Ally Financial Inc 2.2% 11/2/2028	330,000	296,889
Ally Financial Inc 5.8% 5/1/2025	1,168,000	1,172,179
Ally Financial Inc 6.7% 2/14/2033	6,000,000	6,136,181
Ally Financial Inc 7.1% 11/15/2027	2,990,000	3,169,771
Ally Financial Inc 8% 11/1/2031	5,339,000	6,044,377
Capital One Financial Corp 2.636% 3/3/2026 (b)	612,000	605,206
Capital One Financial Corp 3.273% 3/1/2030 (b)	783,000	736,172
Capital One Financial Corp 3.3% 10/30/2024	398,000	398,000
Capital One Financial Corp 3.65% 5/11/2027	1,693,000	1,664,226
Capital One Financial Corp 3.75% 3/9/2027	970,000	957,676
Capital One Financial Corp 3.75% 7/28/2026	267,000	263,293
Capital One Financial Corp 3.8% 1/31/2028	1,242,000	1,215,370
Capital One Financial Corp 4.985% 7/24/2026 (b)	2,477,000	2,477,167
Capital One Financial Corp 5.247% 7/26/2030 (b)	3,190,000	3,244,160
Capital One Financial Corp 5.468% 2/1/2029 (b)	2,078,000	2,130,094
Capital One Financial Corp 5.817% 2/1/2034 (b)	8,003,000	8,328,033
Capital One Financial Corp 6.377% 6/8/2034 (b)	2,857,000	3,086,529
Discover Financial Services 3.95% 11/6/2024	358,000	357,480
Discover Financial Services 4.1% 2/9/2027	358,000	355,015
Discover Financial Services 4.5% 1/30/2026	1,105,000	1,103,626
Ford Motor Credit Co LLC 4.063% 11/1/2024	2,211,000	2,208,469
Ford Motor Credit Co LLC 5.303% 9/6/2029	6,610,000	6,578,880
GE Capital International Funding Co Unlimited Co 3.373% 11/15/2025	790,000	780,022
Synchrony Financial 3.7% 8/4/2026	129,000	126,618
Synchrony Financial 3.95% 12/1/2027	965,000	936,945
Synchrony Financial 5.15% 3/19/2029	1,366,000	1,362,895
		55,735,273
Financial Services - 0.7%
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	547,000	483,355
Corebridge Financial Inc 3.5% 4/4/2025	254,000	252,102
Corebridge Financial Inc 3.65% 4/5/2027	4,362,000	4,291,113
Corebridge Financial Inc 3.85% 4/5/2029	355,000	345,812
Corebridge Financial Inc 3.9% 4/5/2032	423,000	396,736
Corebridge Financial Inc 4.35% 4/5/2042	96,000	85,009
Corebridge Financial Inc 4.4% 4/5/2052	285,000	243,955
Corebridge Global Funding 5.9% 9/19/2028 (d)	1,806,000	1,899,741
Equitable Holdings Inc 4.35% 4/20/2028	759,000	756,149
Equitable Holdings Inc 4.572% 2/15/2029 (d)	185,000	184,290
Jackson Financial Inc 3.125% 11/23/2031	304,000	265,545
Jackson Financial Inc 5.17% 6/8/2027	1,172,000	1,189,884
Jackson Financial Inc 5.67% 6/8/2032	1,260,000	1,308,695
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	1,107,000	1,059,098
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	991,000	859,376
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	381,000	348,329
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	1,205,000	1,221,153
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	159,000	161,052
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	1,805,000	1,870,124
JBS USA Holding Lux/ JBS USA Food Co/ JBS Lux Co Sarl 6.75% 3/15/2034 (d)	5,571,000	6,172,091
Pine Street Trust II 5.568% 2/15/2049 (d)	716,000	706,790
Voya Financial Inc 3.65% 6/15/2026	433,000	427,488
Voya Financial Inc 5.7% 7/15/2043	103,000	104,986
Western Union Co/The 2.85% 1/10/2025	300,000	297,873
		24,930,746
Insurance - 0.4%
AFLAC Inc 3.6% 4/1/2030	167,000	161,485
AFLAC Inc 4% 10/15/2046	104,000	87,867
American International Group Inc 3.875% 1/15/2035	74,000	69,515
American International Group Inc 4.2% 4/1/2028	509,000	507,582
American International Group Inc 4.375% 6/30/2050	157,000	140,734
American International Group Inc 4.5% 7/16/2044	243,000	222,338
American International Group Inc 4.7% 7/10/2035	159,000	154,167
American International Group Inc 4.75% 4/1/2048	269,000	254,987
Aon Global Ltd 4.6% 6/14/2044	44,000	40,275
Aon Global Ltd 4.75% 5/15/2045	161,000	150,399
Athene Holding Ltd 3.5% 1/15/2031	187,000	174,087
Baylor Scott & White Holdings 2.839% 11/15/2050	484,000	340,418
Baylor Scott & White Holdings 3.967% 11/15/2046	69,000	60,035
Brown & Brown Inc 4.2% 3/17/2032	217,000	207,812
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	1,385,000	1,279,847
Hartford Financial Services Group Inc/The 2.8% 8/19/2029	195,000	181,829
Hartford Financial Services Group Inc/The 3.6% 8/19/2049	233,000	181,884
Hartford Financial Services Group Inc/The 4.4% 3/15/2048	266,000	237,406
Liberty Mutual Group Inc 4.569% 2/1/2029 (d)	514,000	516,236
Lincoln National Corp 3.625% 12/12/2026	165,000	162,835
Lincoln National Corp 4.35% 3/1/2048	83,000	68,005
Lincoln National Corp 4.375% 6/15/2050	167,000	136,554
Markel Group Inc 3.35% 9/17/2029	167,000	158,469
Marsh & McLennan Cos Inc 4.2% 3/1/2048	134,000	116,561
Marsh & McLennan Cos Inc 4.35% 1/30/2047	77,000	68,510
Marsh & McLennan Cos Inc 4.375% 3/15/2029	711,000	718,339
Marsh & McLennan Cos Inc 4.9% 3/15/2049	255,000	244,271
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (d)	730,000	529,418
MetLife Inc 3.6% 11/13/2025	334,000	331,568
MetLife Inc 4.125% 8/13/2042	171,000	152,697
MetLife Inc 4.6% 5/13/2046	55,000	52,016
MetLife Inc 4.721% 12/15/2044 (b)	137,000	129,918
MetLife Inc 5.375% 7/15/2033	1,754,000	1,866,268
Nuveen Finance LLC 4.125% 11/1/2024 (d)	222,000	221,760
Pacific LifeCorp 5.125% 1/30/2043 (d)	660,000	647,380
Principal Financial Group Inc 4.3% 11/15/2046	219,000	194,305
Progressive Corp/The 2.45% 1/15/2027	130,000	125,640
Progressive Corp/The 2.5% 3/15/2027	254,000	244,892
Progressive Corp/The 3% 3/15/2032	478,000	438,298
Progressive Corp/The 4.2% 3/15/2048	152,000	134,843
Prudential Financial Inc 3.878% 3/27/2028	114,000	112,993
Prudential Financial Inc 3.905% 12/7/2047	15,000	12,470
Prudential Financial Inc 3.935% 12/7/2049	294,000	243,143
Prudential Financial Inc 4.35% 2/25/2050	343,000	304,641
Prudential Financial Inc 4.418% 3/27/2048	174,000	154,860
Prudential Financial Inc 5.125% 3/1/2052 (b)	115,000	114,118
Prudential Financial Inc 5.7% 12/14/2036	10,000	10,904
Unum Group 3.875% 11/5/2025	610,000	604,884
Unum Group 4% 6/15/2029	554,000	542,950
Unum Group 5.75% 8/15/2042	914,000	933,392
		14,745,805
TOTAL FINANCIALS		359,168,546

Health Care - 1.3%
Biotechnology - 0.3%
Abbvie Inc 2.6% 11/21/2024	424,000	422,549
Amgen Inc 1.65% 8/15/2028	532,000	484,366
Amgen Inc 1.9% 2/21/2025	224,000	221,342
Amgen Inc 2.6% 8/19/2026	288,000	280,023
Amgen Inc 2.8% 8/15/2041	544,000	411,944
Amgen Inc 3.125% 5/1/2025	55,000	54,501
Amgen Inc 3.35% 2/22/2032	160,000	149,128
Amgen Inc 4.4% 5/1/2045	272,000	244,151
Amgen Inc 4.663% 6/15/2051	342,000	313,235
Amgen Inc 5.15% 3/2/2028	1,562,000	1,608,408
Amgen Inc 5.25% 3/2/2030	1,426,000	1,487,902
Amgen Inc 5.25% 3/2/2033	1,610,000	1,676,132
Amgen Inc 5.6% 3/2/2043	1,529,000	1,606,348
Amgen Inc 5.65% 3/2/2053	760,000	799,466
Amgen Inc 5.75% 3/2/2063	1,385,000	1,461,906
		11,221,401
Health Care Equipment & Supplies - 0.0%
Baxter International Inc 1.915% 2/1/2027	405,000	383,516
Baxter International Inc 2.539% 2/1/2032	446,000	386,817
		770,333
Health Care Providers & Services - 0.9%
Allina Health System 3.887% 4/15/2049	182,000	153,796
Banner Health 2.907% 1/1/2042	45,000	34,630
Banner Health 2.913% 1/1/2051	377,000	268,240
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	368,000	283,630
Bon Secours Mercy Health Inc 2.095% 6/1/2031	252,000	217,616
Centene Corp 2.45% 7/15/2028	1,232,000	1,134,579
Centene Corp 2.625% 8/1/2031	575,000	493,047
Centene Corp 3.375% 2/15/2030	640,000	589,771
Centene Corp 4.25% 12/15/2027	721,000	708,131
Centene Corp 4.625% 12/15/2029	1,121,000	1,096,990
Children's Hospital Medical Center/Cincinnati OH 4.268% 5/15/2044	91,000	83,358
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	277,000	190,792
Cigna Group/The 3.05% 10/15/2027	402,000	389,845
Cigna Group/The 4.375% 10/15/2028	1,489,000	1,494,786
Cigna Group/The 4.5% 2/25/2026	209,000	209,502
Cigna Group/The 4.8% 8/15/2038	1,120,000	1,091,224
Cigna Group/The 6.125% 11/15/2041	82,000	90,323
CommonSpirit Health 3.91% 10/1/2050	425,000	341,894
CommonSpirit Health 4.35% 11/1/2042	55,000	49,181
CVS Health Corp 2.7% 8/21/2040	415,000	294,691
CVS Health Corp 2.875% 6/1/2026	206,000	201,014
CVS Health Corp 3% 8/15/2026	532,000	519,763
CVS Health Corp 3.25% 8/15/2029	482,000	455,338
CVS Health Corp 3.625% 4/1/2027	225,000	221,865
CVS Health Corp 3.875% 7/20/2025	128,000	127,081
CVS Health Corp 4.1% 3/25/2025	113,000	112,642
CVS Health Corp 4.3% 3/25/2028	655,000	653,236
CVS Health Corp 4.78% 3/25/2038	749,000	706,689
CVS Health Corp 4.875% 7/20/2035	85,000	83,212
CVS Health Corp 5% 1/30/2029	1,255,000	1,281,384
CVS Health Corp 5.05% 3/25/2048	751,000	685,460
CVS Health Corp 5.125% 7/20/2045	242,000	225,470
CVS Health Corp 5.25% 1/30/2031	515,000	530,244
CVS Health Corp 5.3% 12/5/2043	120,000	115,631
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	292,000	240,865
HCA Inc 3.5% 9/1/2030	6,450,000	6,078,323
HCA Inc 3.625% 3/15/2032	333,000	307,930
HCA Inc 5.25% 6/15/2049	475,000	451,015
HCA Inc 5.625% 9/1/2028	1,513,000	1,570,331
HCA Inc 5.875% 2/1/2029	1,674,000	1,754,409
Humana Inc 1.35% 2/3/2027	346,000	323,356
Humana Inc 2.15% 2/3/2032	347,000	291,865
Humana Inc 3.125% 8/15/2029	223,000	210,427
Humana Inc 3.7% 3/23/2029	333,000	324,021
Humana Inc 4.95% 10/1/2044	69,000	64,050
Integris Baptist Medical Center Inc 3.875% 8/15/2050	313,000	246,772
Kaiser Foundation Hospitals 3.266% 11/1/2049	251,000	191,104
Kaiser Foundation Hospitals 4.15% 5/1/2047	180,000	161,778
Kaiser Foundation Hospitals 4.875% 4/1/2042	49,000	48,968
Mass General Brigham Inc 4.117% 7/1/2055	96,000	83,787
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	82,000	73,383
MyMichigan Health 3.409% 6/1/2050	129,000	97,049
New York and Presbyterian Hospital/The 4.024% 8/1/2045	96,000	85,570
New York and Presbyterian Hospital/The 4.063% 8/1/2056	72,000	62,271
Novant Health Inc 3.168% 11/1/2051	227,000	163,801
NYU Langone Hospitals 4.784% 7/1/2044	208,000	203,311
Orlando Health Obligated Grp 3.327% 10/1/2050	208,000	159,414
Piedmont Healthcare Inc 2.719% 1/1/2042	42,000	31,402
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	74,000	47,006
Sabra Health Care LP 3.2% 12/1/2031	1,175,000	1,034,150
Sutter Health 3.361% 8/15/2050	504,000	384,401
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	265,000	262,342
Trinity Health Corp 2.632% 12/1/2040	121,000	90,584
West Virginia United Health System Obligated Group 3.129% 6/1/2050	170,000	117,938
		30,296,678
Life Sciences Tools & Services - 0.0%
Revvity Inc 2.25% 9/15/2031	191,000	163,067
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	168,000	173,889
Eli Lilly & Co 2.25% 5/15/2050	592,000	372,852
Haleon US Capital LLC 3.375% 3/24/2027	498,000	489,184
Haleon US Capital LLC 3.625% 3/24/2032	499,000	469,374
Mylan Inc 4.55% 4/15/2028	502,000	501,014
Utah Acquisition Sub Inc 3.95% 6/15/2026	240,000	237,628
Viatris Inc 2.7% 6/22/2030	630,000	559,833
Zoetis Inc 3.95% 9/12/2047	55,000	46,298
Zoetis Inc 4.7% 2/1/2043	36,000	34,293
		2,884,365
TOTAL HEALTH CARE		45,335,844

Industrials - 0.6%
Aerospace & Defense - 0.4%
Boeing Co 2.5% 3/1/2025	126,000	124,053
Boeing Co 2.7% 2/1/2027	217,000	205,838
Boeing Co 2.95% 2/1/2030	278,000	248,496
Boeing Co 3.625% 3/1/2048	110,000	75,829
Boeing Co 3.65% 3/1/2047	76,000	53,029
Boeing Co 3.75% 2/1/2050	424,000	298,080
Boeing Co 4.875% 5/1/2025	479,000	477,174
Boeing Co 5.04% 5/1/2027	372,000	373,126
Boeing Co 5.15% 5/1/2030	706,000	707,696
Boeing Co 5.705% 5/1/2040	1,466,000	1,430,363
Boeing Co 5.805% 5/1/2050	869,000	839,557
Boeing Co 5.93% 5/1/2060	372,000	356,327
Boeing Co 6.259% 5/1/2027 (d)	654,000	675,529
Boeing Co 6.298% 5/1/2029 (d)	838,000	881,649
Boeing Co 6.388% 5/1/2031 (d)	635,000	675,219
Boeing Co 6.528% 5/1/2034 (d)	679,000	728,747
Boeing Co 6.858% 5/1/2054 (d)	1,023,000	1,122,855
Boeing Co 6.875% 3/15/2039	90,000	97,358
Boeing Co 7.008% 5/1/2064 (d)	965,000	1,063,216
General Electric Co 3.625% 5/1/2030	328,000	317,147
General Electric Co 6.875% 1/10/2039	4,000	4,811
Lockheed Martin Corp 3.55% 1/15/2026	104,000	103,276
		10,859,375
Air Freight & Logistics - 0.0%
FedEx Corp 3.1% 8/5/2029	173,000	164,452
FedEx Corp 3.9% 2/1/2035	162,000	150,860
FedEx Corp 4.05% 2/15/2048	100,000	82,586
FedEx Corp 4.4% 1/15/2047	219,000	191,210
FedEx Corp 4.55% 4/1/2046	41,000	36,563
FedEx Corp 4.95% 10/17/2048	216,000	203,148
FedEx Corp 5.25% 5/15/2050	117,000	115,412
		944,231
Building Products - 0.1%
Carrier Global Corp 2.242% 2/15/2025	347,000	343,401
Carrier Global Corp 2.493% 2/15/2027	245,000	236,751
Carrier Global Corp 2.722% 2/15/2030	427,000	394,769
Carrier Global Corp 3.377% 4/5/2040	171,000	141,263
Carrier Global Corp 3.577% 4/5/2050	131,000	103,271
Carrier Global Corp 5.9% 3/15/2034	284,000	309,960
Carrier Global Corp 6.2% 3/15/2054	176,000	203,221
Masco Corp 2% 2/15/2031	255,000	220,179
Masco Corp 3.125% 2/15/2051	129,000	89,479
Owens Corning 3.95% 8/15/2029	187,000	182,751
		2,225,045
Commercial Services & Supplies - 0.0%
Republic Services Inc 1.45% 2/15/2031	614,000	514,618
Republic Services Inc 2.9% 7/1/2026	116,000	113,632
Republic Services Inc 3.2% 3/15/2025	309,000	306,573
Republic Services Inc 3.95% 5/15/2028	288,000	286,451
Waste Management Inc 4.15% 7/15/2049	352,000	312,793
		1,534,067
Ground Transportation - 0.0%
CSX Corp 3.25% 6/1/2027	137,000	134,488
CSX Corp 3.8% 11/1/2046	157,000	131,416
CSX Corp 3.95% 5/1/2050	98,000	82,740
CSX Corp 4.1% 3/15/2044	186,000	165,496
CSX Corp 4.5% 3/15/2049	378,000	349,832
CSX Corp 4.75% 11/15/2048	159,000	152,731
		1,016,703
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 3.8% 3/21/2029	393,000	387,381
Trane Technologies Financing Ltd 4.65% 11/1/2044	165,000	156,050
		543,431
Machinery - 0.1%
Caterpillar Financial Services Corp 1.1% 9/14/2027	394,000	364,394
Caterpillar Financial Services Corp 2.4% 8/9/2026	78,000	75,858
Caterpillar Inc 3.25% 9/19/2049	456,000	350,199
Caterpillar Inc 3.803% 8/15/2042	69,000	60,598
Caterpillar Inc 5.3% 9/15/2035	192,000	207,202
Cummins Inc 1.5% 9/1/2030	167,000	144,542
Eaton Corp 4% 11/2/2032	52,000	51,141
Eaton Corp 4.15% 11/2/2042	52,000	47,607
Otis Worldwide Corp 2.565% 2/15/2030	367,000	336,262
Otis Worldwide Corp 3.362% 2/15/2050	279,000	211,179
		1,848,982
Passenger Airlines - 0.0%
American Airlines 2016-2 Class AA Pass Through Trust equipment trust certificate 3.2% 12/15/2029	139,528	132,162
American Airls Pass Thru Tr 2021-1a equipment trust certificate 2.875% 1/11/2036	203,548	177,361
Southwest Airlines Co 5.125% 6/15/2027	167,000	170,079
United Airlines 2015-1 Class AA Pass Through Trust 3.45% 6/1/2029	11,650	11,214
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	270,544	256,452
United Airlines Inc equipment trust certificate 4% 4/29/2026	61,644	61,577
		808,845
Trading Companies & Distributors - 0.0%
Air Lease Corp 2.2% 1/15/2027	237,000	225,686
Air Lease Corp 3.125% 12/1/2030	334,000	305,633
Air Lease Corp 3.375% 7/1/2025	809,000	799,508
Air Lease Corp 3.625% 12/1/2027	262,000	256,744
		1,587,571
TOTAL INDUSTRIALS		21,368,250

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 4.9% 10/1/2026	259,000	261,685
Dell International LLC / EMC Corp 5.3% 10/1/2029	690,000	718,685
Dell International LLC / EMC Corp 5.85% 7/15/2025	162,000	163,235
Dell International LLC / EMC Corp 6.02% 6/15/2026	454,000	464,896
Dell International LLC / EMC Corp 6.1% 7/15/2027	298,000	312,874
Dell International LLC / EMC Corp 6.2% 7/15/2030	258,000	280,543
Dell International LLC / EMC Corp 8.1% 7/15/2036	287,000	357,483
Dell International LLC / EMC Corp 8.35% 7/15/2046	141,000	190,670
Tyco Electronics Group SA 3.7% 2/15/2026	147,000	145,920
Tyco Electronics Group SA 7.125% 10/1/2037	68,000	82,787
		2,978,778
IT Services - 0.0%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	394,000	379,082
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices Inc 2.8% 10/1/2041	408,000	309,148
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	192,000	187,605
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	105,000	104,296
Broadcom Inc 1.95% 2/15/2028 (d)	209,000	194,052
Broadcom Inc 2.45% 2/15/2031 (d)	2,705,000	2,397,106
Broadcom Inc 2.6% 2/15/2033 (d)	1,777,000	1,523,324
Broadcom Inc 3.459% 9/15/2026	346,000	341,333
Broadcom Inc 3.469% 4/15/2034 (d)	117,000	105,357
Broadcom Inc 3.5% 2/15/2041 (d)	1,435,000	1,180,141
Broadcom Inc 4.3% 11/15/2032	344,000	337,890
Broadcom Inc 4.75% 4/15/2029	469,000	476,419
Micron Technology Inc 4.663% 2/15/2030	227,000	228,123
NVIDIA Corp 2% 6/15/2031	697,000	616,113
NVIDIA Corp 2.85% 4/1/2030	297,000	280,989
NVIDIA Corp 3.5% 4/1/2050	165,000	135,428
Texas Instruments Inc 4.15% 5/15/2048	191,000	170,268
		8,587,592
Software - 0.2%
Oracle Corp 1.65% 3/25/2026	1,129,000	1,085,255
Oracle Corp 2.3% 3/25/2028	1,288,000	1,209,581
Oracle Corp 2.5% 4/1/2025	296,000	292,586
Oracle Corp 2.65% 7/15/2026	247,000	240,055
Oracle Corp 2.8% 4/1/2027	736,000	712,605
Oracle Corp 2.95% 5/15/2025	137,000	135,494
Oracle Corp 3.25% 11/15/2027	469,000	456,573
Oracle Corp 3.6% 4/1/2040	736,000	612,339
Oracle Corp 3.6% 4/1/2050	427,000	325,076
Oracle Corp 3.85% 4/1/2060	497,000	374,120
Oracle Corp 3.85% 7/15/2036	278,000	251,410
Oracle Corp 3.95% 3/25/2051	365,000	293,753
Oracle Corp 4% 11/15/2047	480,000	394,102
Oracle Corp 4% 7/15/2046	269,000	223,146
Oracle Corp 4.125% 5/15/2045	82,000	69,563
Oracle Corp 4.3% 7/8/2034	106,000	102,589
Oracle Corp 5.375% 7/15/2040	343,000	349,863
VMware LLC 1.4% 8/15/2026	702,000	665,063
		7,793,173
TOTAL INFORMATION TECHNOLOGY		19,738,625

Materials - 0.2%
Chemicals - 0.2%
Celanese US Holdings LLC 6.35% 11/15/2028	1,512,000	1,596,412
Celanese US Holdings LLC 6.55% 11/15/2030	1,533,000	1,652,403
Celanese US Holdings LLC 6.7% 11/15/2033	895,000	979,189
Dow Chemical Co/The 2.1% 11/15/2030	237,000	210,443
Dow Chemical Co/The 3.6% 11/15/2050	244,000	183,830
Dow Chemical Co/The 4.375% 11/15/2042	134,000	118,130
Dow Chemical Co/The 4.8% 11/30/2028	234,000	238,810
Dow Chemical Co/The 4.8% 5/15/2049	211,000	192,542
Dow Chemical Co/The 9.4% 5/15/2039	82,000	114,285
Eastman Chemical Co 4.65% 10/15/2044	82,000	74,276
Mosaic Co/The 4.05% 11/15/2027	158,000	156,481
Mosaic Co/The 5.625% 11/15/2043	103,000	104,094
Westlake Corp 5% 8/15/2046	55,000	52,009
		5,672,904
Containers & Packaging - 0.0%
WRKCo Inc 4.2% 6/1/2032	167,000	162,798
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.625% 8/1/2030	1,118,000	1,116,664
Nucor Corp 2.979% 12/15/2055	110,000	72,019
Nucor Corp 6.4% 12/1/2037	167,000	192,024
		1,380,707
TOTAL MATERIALS		7,216,409

Real Estate - 1.4%
Diversified REITs - 0.2%
Piedmont Operating Partnership LP 2.75% 4/1/2032	184,000	149,242
Store Capital LLC 2.75% 11/18/2030	1,096,000	958,575
Store Capital LLC 4.625% 3/15/2029	225,000	220,555
VICI Properties LP 4.375% 5/15/2025	99,000	98,452
VICI Properties LP 4.75% 2/15/2028	964,000	967,723
VICI Properties LP 4.95% 2/15/2030	1,228,000	1,235,269
VICI Properties LP 5.125% 5/15/2032	823,000	826,345
VICI Properties LP 5.75% 4/1/2034	377,000	394,834
Vornado Realty LP 2.15% 6/1/2026	237,000	225,671
WP Carey Inc 2.4% 2/1/2031	477,000	416,110
WP Carey Inc 3.85% 7/15/2029	160,000	155,423
WP Carey Inc 4% 2/1/2025	673,000	669,810
		6,318,009
Health Care REITs - 0.5%
Alexandria Real Estate Equities Inc 2% 5/18/2032	254,000	210,177
Alexandria Real Estate Equities Inc 3% 5/18/2051	193,000	128,823
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	316,000	288,796
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	523,000	533,762
Healthcare Realty Holdings LP 3.1% 2/15/2030	165,000	151,606
Healthcare Realty Holdings LP 3.5% 8/1/2026	172,000	169,055
Healthpeak OP LLC 3% 1/15/2030	343,000	319,666
Healthpeak OP LLC 3.25% 7/15/2026	72,000	70,761
Healthpeak OP LLC 3.4% 2/1/2025	13,000	12,931
Healthpeak OP LLC 3.5% 7/15/2029	82,000	78,657
Omega Healthcare Investors Inc 3.25% 4/15/2033	2,781,000	2,393,151
Omega Healthcare Investors Inc 3.375% 2/1/2031	527,000	480,180
Omega Healthcare Investors Inc 3.625% 10/1/2029	742,000	699,301
Omega Healthcare Investors Inc 4.5% 1/15/2025	556,000	555,122
Omega Healthcare Investors Inc 4.5% 4/1/2027	2,294,000	2,282,595
Omega Healthcare Investors Inc 4.75% 1/15/2028	801,000	799,648
Omega Healthcare Investors Inc 5.25% 1/15/2026	714,000	716,632
Ventas Realty LP 3% 1/15/2030	958,000	887,319
Ventas Realty LP 3.25% 10/15/2026	96,000	93,763
Ventas Realty LP 3.5% 2/1/2025	919,000	913,934
Ventas Realty LP 3.85% 4/1/2027	260,000	256,663
Ventas Realty LP 4% 3/1/2028	876,000	864,217
Ventas Realty LP 4.125% 1/15/2026	235,000	233,867
Ventas Realty LP 4.375% 2/1/2045	178,000	154,916
Ventas Realty LP 4.75% 11/15/2030	1,258,000	1,269,536
Ventas Realty LP 4.875% 4/15/2049	78,000	72,702
Welltower OP LLC 4.95% 9/1/2048	274,000	265,288
		14,903,068
Industrial REITs - 0.0%
LXP Industrial Trust 2.375% 10/1/2031	83,000	69,512
LXP Industrial Trust 2.7% 9/15/2030	230,000	204,563
		274,075
Office REITs - 0.2%
Boston Properties LP 2.75% 10/1/2026	192,000	185,080
Boston Properties LP 3.25% 1/30/2031	1,011,000	910,629
Boston Properties LP 4.5% 12/1/2028	489,000	482,694
Boston Properties LP 6.75% 12/1/2027	1,962,000	2,074,763
COPT Defense Properties LP 2% 1/15/2029	228,000	202,553
COPT Defense Properties LP 2.25% 3/15/2026	209,000	201,866
COPT Defense Properties LP 2.75% 4/15/2031	310,000	271,245
Hudson Pacific Properties LP 4.65% 4/1/2029	972,000	807,182
		5,136,012
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP 3.95% 11/15/2027	579,000	553,452
Brandywine Operating Partnership LP 4.55% 10/1/2029	734,000	690,200
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,672,000	2,880,948
CBRE Services Inc 2.5% 4/1/2031	699,000	610,419
CBRE Services Inc 4.875% 3/1/2026	156,000	156,720
Digital Realty Trust LP 3.7% 8/15/2027	219,000	215,915
Essex Portfolio LP 3% 1/15/2030	51,000	47,367
Essex Portfolio LP 4% 3/1/2029	167,000	163,997
Mid-America Apartments LP 3.95% 3/15/2029	190,000	187,903
Tanger Properties LP 2.75% 9/1/2031	551,000	474,487
Tanger Properties LP 3.125% 9/1/2026	767,000	743,915
Tanger Properties LP 3.875% 7/15/2027	170,000	166,261
		6,891,584
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031	95,000	81,593
American Homes 4 Rent LP 3.625% 4/15/2032	389,000	359,604
American Homes 4 Rent LP 4.25% 2/15/2028	264,000	261,779
AvalonBay Communities Inc 2.3% 3/1/2030	167,000	150,870
ERP Operating LP 1.85% 8/1/2031	500,000	426,057
ERP Operating LP 3.25% 8/1/2027	356,000	347,624
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	799,000	763,211
Sun Communities Operating LP 2.3% 11/1/2028	210,000	191,617
Sun Communities Operating LP 2.7% 7/15/2031	542,000	473,941
UDR Inc 2.1% 6/15/2033	446,000	357,618
		3,413,914
Retail REITs - 0.2%
Brixmor Operating Partnership LP 3.9% 3/15/2027	155,000	152,526
Brixmor Operating Partnership LP 4.05% 7/1/2030	804,000	781,719
Brixmor Operating Partnership LP 4.125% 5/15/2029	819,000	801,631
Brixmor Operating Partnership LP 4.125% 6/15/2026	791,000	786,507
Kimco Realty OP LLC 1.9% 3/1/2028	284,000	261,985
Kimco Realty OP LLC 3.8% 4/1/2027	110,000	108,654
Kimco Realty OP LLC 4.125% 12/1/2046	274,000	226,201
Kimco Realty OP LLC 4.45% 9/1/2047	142,000	122,928
Kite Realty Group Trust 4% 3/15/2025	783,000	778,755
Kite Realty Group Trust 4.75% 9/15/2030	1,220,000	1,220,169
NNN REIT Inc 3% 4/15/2052	234,000	154,881
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	482,000	503,465
Realty Income Corp 2.2% 6/15/2028	100,000	92,875
Realty Income Corp 2.85% 12/15/2032	123,000	107,543
Realty Income Corp 3.25% 1/15/2031	128,000	119,409
Realty Income Corp 3.4% 1/15/2028	200,000	195,133
Retail Opportunity Investments Partnership LP 4% 12/15/2024	123,000	122,497
Simon Property Group LP 2.2% 2/1/2031	731,000	641,211
Simon Property Group LP 2.45% 9/13/2029	205,000	188,463
Simon Property Group LP 3.25% 9/13/2049	320,000	233,303
Simon Property Group LP 3.375% 12/1/2027	547,000	536,274
		8,136,129
Specialized REITs - 0.0%
Crown Castle Inc 1.35% 7/15/2025	741,000	721,860
Crown Castle Inc 2.25% 1/15/2031	199,000	172,557
Crown Castle Inc 3.25% 1/15/2051	180,000	128,186
Weyerhaeuser Co 4% 4/15/2030	317,000	310,646
		1,333,249
TOTAL REAL ESTATE		46,406,040

Utilities - 1.5%
Electric Utilities - 0.9%
Alabama Power Co 1.45% 9/15/2030	500,000	427,805
Alabama Power Co 3.05% 3/15/2032	828,000	754,507
Alabama Power Co 3.7% 12/1/2047	162,000	130,923
Alabama Power Co 3.75% 3/1/2045	27,000	22,475
Alabama Power Co 4.15% 8/15/2044	127,000	111,062
Alabama Power Co 4.3% 7/15/2048	161,000	142,892
Alabama Power Co 5.2% 6/1/2041	106,000	105,223
Appalachian Power Co 4.45% 6/1/2045	165,000	143,347
Appalachian Power Co 4.5% 3/1/2049	251,000	219,078
Baltimore Gas and Electric Co 2.9% 6/15/2050	220,000	150,888
Baltimore Gas and Electric Co 3.5% 8/15/2046	69,000	54,146
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	313,000	232,797
CenterPoint Energy Houston Electric LLC 3.55% 8/1/2042	52,000	42,551
CenterPoint Energy Houston Electric LLC 4.25% 2/1/2049	71,000	62,467
Cleco Corporate Holdings LLC 3.375% 9/15/2029	433,000	397,136
Cleco Corporate Holdings LLC 3.743% 5/1/2026	1,810,000	1,781,525
Commonwealth Edison Co 3.2% 11/15/2049	467,000	336,572
Commonwealth Edison Co 3.65% 6/15/2046	78,000	63,439
Commonwealth Edison Co 3.7% 3/1/2045	85,000	70,005
Commonwealth Edison Co 3.75% 8/15/2047	169,000	137,312
Commonwealth Edison Co 4% 3/1/2048	187,000	158,197
Commonwealth Edison Co 4% 3/1/2049	164,000	136,926
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	99,000	95,235
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	78,000	63,975
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	219,000	201,014
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	260,000	228,969
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	287,000	264,948
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	69,000	72,216
DTE Electric Co 3.95% 3/1/2049	100,000	84,649
Duke Energy Carolinas LLC 2.85% 3/15/2032	83,000	74,910
Duke Energy Carolinas LLC 2.95% 12/1/2026	165,000	161,510
Duke Energy Carolinas LLC 3.2% 8/15/2049	219,000	158,936
Duke Energy Carolinas LLC 3.75% 6/1/2045	55,000	45,440
Duke Energy Carolinas LLC 3.875% 3/15/2046	107,000	89,038
Duke Energy Carolinas LLC 4% 9/30/2042	103,000	89,994
Duke Energy Corp 2.45% 6/1/2030	529,000	477,207
Duke Energy Corp 2.65% 9/1/2026	366,000	355,890
Duke Energy Corp 3.75% 9/1/2046	250,000	198,612
Duke Energy Corp 4.2% 6/15/2049	260,000	217,773
Duke Energy Corp 4.8% 12/15/2045	76,000	70,417
Duke Energy Florida LLC 3.4% 10/1/2046	69,000	53,245
Duke Energy Ohio Inc 4.3% 2/1/2049	744,000	643,611
Duke Energy Progress LLC 3.4% 4/1/2032	334,000	311,967
Duke Energy Progress LLC 4.15% 12/1/2044	49,000	42,990
Duke Energy Progress LLC 4.375% 3/30/2044	55,000	49,835
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	166,000	146,242
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	574,000	495,836
Entergy Corp 0.9% 9/15/2025	464,000	448,320
Entergy Corp 2.8% 6/15/2030	359,000	327,985
Entergy Corp 2.95% 9/1/2026	129,000	125,894
Entergy Corp 3.75% 6/15/2050	113,000	86,389
Entergy Louisiana LLC 4.2% 9/1/2048	87,000	74,684
Entergy Tex Inc 3.55% 9/30/2049	111,000	84,352
Entergy Tex Inc 4% 3/30/2029	485,000	480,966
Eversource Energy 2.55% 3/15/2031	440,000	384,186
Eversource Energy 2.9% 10/1/2024	234,000	234,000
Eversource Energy 3.35% 3/15/2026	181,000	177,676
Eversource Energy 3.45% 1/15/2050	122,000	90,958
Exelon Corp 2.75% 3/15/2027	183,000	177,090
Exelon Corp 3.35% 3/15/2032	222,000	205,999
Exelon Corp 3.95% 6/15/2025	539,000	536,076
Exelon Corp 4.05% 4/15/2030	218,000	214,669
Exelon Corp 5.1% 6/15/2045	30,000	29,344
FirstEnergy Corp 1.6% 1/15/2026	344,000	331,511
FirstEnergy Corp 2.25% 9/1/2030	370,000	327,475
FirstEnergy Corp 3.4% 3/1/2050	100,000	73,281
FirstEnergy Corp 4.15% 7/15/2027 (e)	233,000	230,580
FirstEnergy Corp 5.1% 7/15/2047 (e)	129,000	118,222
Interstate Power and Light Co 2.3% 6/1/2030	381,000	340,989
IPALCO Enterprises Inc 4.25% 5/1/2030	1,025,000	990,871
Northern States Power Co/MN 2.6% 6/1/2051	360,000	235,166
Northern States Power Co/MN 2.9% 3/1/2050	327,000	228,665
Northern States Power Co/MN 3.4% 8/15/2042	55,000	44,928
Northern States Power Co/MN 4.125% 5/15/2044	123,000	107,673
NSTAR Electric Co 3.2% 5/15/2027	210,000	205,276
Pacific Gas and Electric Co 3.15% 1/1/2026	400,355	392,782
Pacific Gas and Electric Co 3.25% 6/1/2031	167,000	152,048
Pacific Gas and Electric Co 3.45% 7/1/2025	166,815	164,892
Pacific Gas and Electric Co 3.5% 6/15/2025	334,000	330,300
Pacific Gas and Electric Co 4.2% 6/1/2041	834,000	704,317
Pacific Gas and Electric Co 4.55% 7/1/2030	1,037,586	1,029,571
Pacific Gas and Electric Co 4.75% 2/15/2044	33,000	29,452
Potomac Electric Power Co 6.5% 11/15/2037	104,000	120,081
PPL Capital Funding Inc 3.1% 5/15/2026	219,000	214,395
PPL Electric Utilities Corp 3% 10/1/2049	364,000	260,973
PPL Electric Utilities Corp 4.15% 10/1/2045	96,000	84,939
Progress Energy Inc 6% 12/1/2039	143,000	154,220
Public Service Co of Colorado 2.9% 5/15/2025	302,000	298,710
Public Service Co of Colorado 3.8% 6/15/2047	127,000	101,149
Public Service Electric and Gas Co 2.45% 1/15/2030	279,000	255,698
Public Service Electric and Gas Co 3.15% 1/1/2050	315,000	232,349
Public Service Electric and Gas Co 3.65% 9/1/2042	77,000	64,364
Public Service Electric and Gas Co 4% 6/1/2044	137,000	116,931
Puget Sound Energy Inc 4.3% 5/20/2045	176,000	154,124
Southern California Edison Co 2.25% 6/1/2030	248,000	221,580
Southern California Edison Co 2.95% 2/1/2051	550,000	376,009
Southern California Edison Co 4% 4/1/2047	274,000	229,029
Southern California Edison Co 4.125% 3/1/2048	194,000	163,842
Southern Co/The 3.25% 7/1/2026	302,000	296,771
Southern Co/The 4.4% 7/1/2046	201,000	180,279
Southern Co/The 4.85% 3/15/2035	4,500,000	4,536,274
Tampa Electric Co 4.45% 6/15/2049	321,000	289,558
Tampa Electric Co 6.15% 5/15/2037	172,000	188,209
Union Electric Co 3.9% 9/15/2042	101,000	86,515
Virginia Electric and Power Co 3.1% 5/15/2025	110,000	109,026
Virginia Electric and Power Co 3.3% 12/1/2049	200,000	145,509
Virginia Electric and Power Co 3.8% 4/1/2028	409,000	405,130
Virginia Electric and Power Co 3.8% 9/15/2047	225,000	182,757
Virginia Electric and Power Co 4.2% 5/15/2045	289,000	250,257
Virginia Electric and Power Co 4.45% 2/15/2044	75,000	68,034
Virginia Electric and Power Co 4.6% 12/1/2048	194,000	178,929
Virginia Electric and Power Co 6% 5/15/2037	55,000	60,199
Wisconsin Electric Power Co 4.25% 6/1/2044	129,000	113,078
Xcel Energy Inc 3.35% 12/1/2026	82,000	80,365
		30,311,602
Gas Utilities - 0.0%
Eastern Energy Gas Holdings LLC Series A, 2.5% 11/15/2024	304,000	302,932
Southern California Gas Co 2.6% 6/15/2026	363,000	354,228
Southern Co Gas Capital Corp 3.95% 10/1/2046	371,000	305,709
		962,869
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 1.375% 1/15/2026	4,000,000	3,838,528
AES Corp/The 2.45% 1/15/2031	807,000	698,909
AES Corp/The 3.3% 7/15/2025 (d)	1,079,000	1,063,282
AES Corp/The 3.95% 7/15/2030 (d)	941,000	897,399
Constellation Energy Generation LLC 3.25% 6/1/2025	334,000	330,583
		6,828,701
Multi-Utilities - 0.4%
Ameren Illinois Co 4.5% 3/15/2049	207,000	190,376
Berkshire Hathaway Energy Co 3.25% 4/15/2028	274,000	266,816
Berkshire Hathaway Energy Co 3.7% 7/15/2030	275,000	268,983
Berkshire Hathaway Energy Co 3.8% 7/15/2048	274,000	217,852
Berkshire Hathaway Energy Co 4.05% 4/15/2025	1,561,000	1,556,955
Berkshire Hathaway Energy Co 4.25% 10/15/2050	237,000	202,428
Berkshire Hathaway Energy Co 4.5% 2/1/2045	182,000	170,605
Berkshire Hathaway Energy Co 5.15% 11/15/2043	212,000	213,726
CenterPoint Energy Inc 3.7% 9/1/2049	167,000	128,222
Delmarva Power & Light Co 4% 6/1/2042	110,000	93,523
Dominion Energy Inc 3.375% 4/1/2030	632,000	598,993
Dominion Energy Inc 3.9% 10/1/2025	354,000	351,877
Dominion Energy Inc 4.9% 8/1/2041	55,000	51,919
DTE Energy Co 2.85% 10/1/2026	165,000	160,618
DTE Energy Co 3.8% 3/15/2027	370,000	364,094
NiSource Inc 0.95% 8/15/2025	374,000	362,157
NiSource Inc 1.7% 2/15/2031	444,000	374,835
NiSource Inc 2.95% 9/1/2029	1,074,000	1,006,276
NiSource Inc 3.49% 5/15/2027	210,000	206,316
NiSource Inc 3.6% 5/1/2030	1,800,000	1,728,380
NiSource Inc 3.95% 3/30/2048	274,000	224,645
NiSource Inc 4.375% 5/15/2047	131,000	114,971
NiSource Inc 4.8% 2/15/2044	151,000	141,609
Puget Energy Inc 3.65% 5/15/2025	221,000	218,638
Puget Energy Inc 4.1% 6/15/2030	1,710,000	1,647,354
Puget Energy Inc 4.224% 3/15/2032	756,000	710,874
San Diego Gas & Electric Co 4.5% 8/15/2040	27,000	25,871
Sempra 3.25% 6/15/2027	167,000	162,796
Sempra 3.8% 2/1/2038	233,000	203,224
Sempra 4% 2/1/2048	604,000	489,967
Sempra 6% 10/15/2039	27,000	28,786
WEC Energy Group Inc CME Term SOFR 3 month Index + 2.1125%, 7.4922% 5/15/2067 (b)(c)	295,000	285,619
		12,769,305
Water Utilities - 0.0%
American Water Capital Corp 2.95% 9/1/2027	167,000	162,158
American Water Capital Corp 3.45% 6/1/2029	167,000	161,463
American Water Capital Corp 6.593% 10/15/2037	179,000	209,451
		533,072
TOTAL UTILITIES		51,405,549

TOTAL UNITED STATES		703,048,402
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $853,477,699)		854,378,029

U.S. Government Agency - Mortgage Securities - 23.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.8%
Fannie Mae 3% 10/1/2031	69,034	67,324
Fannie Mae 3% 11/1/2047	11,214	10,248
Fannie Mae 3.5% 2/1/2045	415,779	399,409
Fannie Mae 4% 4/1/2050	15,754	15,252
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 6.995% 10/1/2033 (b)(c)	6,476	6,581
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.583% 3/1/2035 (b)(c)	559	568
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.224%, 6.392% 8/1/2036 (b)(c)	7,733	7,870
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.282%, 6.445% 10/1/2033 (b)(c)	883	901
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.461%, 6.852% 5/1/2035 (b)(c)	956	976
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	902,199	808,515
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	42,677	36,243
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	69,000	62,094
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	620,951	557,442
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	14,003	12,571
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	326,889	293,967
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	589,617	529,312
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	14,340	12,873
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	124,711	112,307
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	126,252	113,695
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	38,238	34,435
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	132,415	119,244
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	111,021	99,909
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	690,328	619,939
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	41,653	35,374
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	747,029	628,810
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	1,308,145	1,034,903
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	895,691	708,602
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	626,581	562,496
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	42,194	35,834
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	537,186	424,980
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,261,334	997,869
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	133,363	119,514
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	635,470	569,483
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	221,578	198,569
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	43,535	36,972
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	23,430	20,997
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	580,261	520,007
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	44,374	37,684
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	194,914	174,370
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	24,434	21,859
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	16,849	15,073
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	26,661	23,851
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	25,370	22,696
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	21,234	16,785
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	18,301	16,372
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	47,310	42,324
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	26,569	23,769
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	814,685	731,361
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	27,440	24,548
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	285,290	261,750
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	20,854	19,134
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	69,136	57,559
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	9,975	9,537
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	346,926	319,059
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	14,280	13,133
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	14,059	12,930
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	12,544	11,536
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	149,883	137,844
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	20,875	19,198
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	22,673	20,844
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	63,071	55,447
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	80,657	68,008
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	501,897	420,681
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	431,788	362,861
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	1,519,107	1,397,087
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	306,936	282,281
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	58,310	48,783
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	241,067	200,702
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	4,233,457	3,884,150
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	66,468	60,838
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	38,913	35,642
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	146,713	134,745
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	171,968	150,643
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	123,193	107,300
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,956,893	2,471,944
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	603,691	506,569
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	617,264	599,779
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	60,474	55,579
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	42,582	39,229
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	1,242,983	1,140,423
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	42,569	39,176
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	22,793	21,019
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	52,710	48,245
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,440,275	1,199,110
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	50,980	46,774
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	18,645	17,106
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	79,791	73,207
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	18,679	15,592
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	121,871	101,884
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	105,305	87,870
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2035	7,918	7,297
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	890,837	817,333
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	17,618	16,214
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	556,056	510,175
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	77,739	68,415
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	578,754	485,644
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	241,629	221,692
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	63,920	58,845
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	2,822,591	2,472,572
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	71,271	65,568
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	380,678	348,911
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	57,114	50,263
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	740,562	645,950
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	286,733	264,239
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	179,693	165,596
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	79,503	73,266
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	4,970,780	4,580,829
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	59,837	55,031
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	974,110	892,821
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	546,828	477,651
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	64,884	54,385
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	76,832	64,495
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	25,539	21,383
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	34,856	29,063
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	19,675	16,405
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	8,620	8,347
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	703,351	646,856
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	14,966	13,797
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	55,328	50,884
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	186,433	171,458
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	31,909	29,346
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	28,245	25,976
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	6,511	6,269
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	11,831	11,398
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	4,125	3,972
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	4,141	4,016
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	7,471	7,193
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	12,656	12,185
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	851	826
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	15,159	14,553
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	76,880	74,200
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	16,507	15,842
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	80,500	77,583
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	227,569	218,543
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	22,654	21,669
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	11,245	10,748
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	18,793	17,971
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	89,204	84,156
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	229,096	208,405
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	10,101	8,992
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	31,168	27,746
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	55,810	48,653
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	289,716	252,837
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	4,200,478	3,688,103
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	446,315	385,681
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	116,260	101,461
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	19,636	18,863
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	16,187	15,536
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	221,421	212,773
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	5,117	4,917
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	5,614	5,398
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	31,392	30,156
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	19,607	18,829
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	38,726	37,042
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	31,407	29,630
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	42,106	38,681
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	5,867	5,348
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	8,861	8,050
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	1,179,075	1,033,409
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051 (j)	8,058,698	7,005,182
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	159,309	138,781
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	2,972	2,884
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	4,848	4,700
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	1,658	1,600
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	5,527	5,309
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	4,358	4,189
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	15,759	15,188
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	13,178	12,651
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	154,799	148,751
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	7,252	6,932
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	18,743	17,936
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	126,223	119,081
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2035	83,333	78,513
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2039	10,701	9,754
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	338,184	304,118
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	124,583	112,385
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,297,810	1,170,326
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	388,758	349,598
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	522,032	469,447
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	418,387	377,289
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	77,072	67,189
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,192,650	1,038,225
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	817,977	713,599
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,565,940	1,362,693
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	2,531	2,485
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	4,597	4,458
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	3,270	3,169
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	3,928	3,791
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	17,612	16,999
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	389,506	374,059
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	7,669	7,365
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	12,221	11,721
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	4,453	4,264
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	14,332	13,695
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	12,650	12,045
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,145,074	2,743,746
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	555,875	483,726
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	5,476	5,278
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	4,803	4,624
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	3,958	3,814
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	52,434	51,304
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	2,363	2,268
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	9,107	8,738
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	15,245	14,636
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	6,559	6,297
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	10,863	10,426
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	71,437	67,551
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	20,865	19,684
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	123,586	118,757
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	23,736	22,430
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	338,178	305,487
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	1,051,304	949,677
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2050	33,448	29,128
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	37,474	32,575
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	141,802	136,133
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	9,722	9,331
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	18,715	17,644
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	105,329	96,003
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	155,111	141,086
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	91,503	79,912
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	18,863	18,378
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	3,178	3,076
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	7,879	7,576
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	16,273	15,673
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	11,416	10,960
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	435,632	413,975
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	219,147	210,581
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2040	72,309	65,907
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	315,615	285,106
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	400,751	360,258
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	59,418	54,109
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	17,843	16,212
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	682	609
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	468,498	411,936
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	3,071	2,983
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	1,385	1,345
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	4,831	4,650
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	7,748	7,467
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,746	3,608
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	41,938	39,539
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	24,502	23,100
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	250,032	227,894
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	134,482	122,323
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	174,355	157,500
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	25,238	22,767
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	69,239	62,676
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	9,201	8,216
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	3,178	2,838
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,819,235	1,587,659
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	299,191	261,106
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	173,864	151,461
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	632,601	552,076
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	2,681	2,581
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	117,279	112,842
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	7,820	7,519
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	6,330	6,068
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	9,334	8,914
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	28,263	26,646
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	545,156	513,966
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	267,338	243,668
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	13,810	12,290
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	12,584	11,222
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	165,683	145,317
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	44,673	39,000
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2026	1,921	1,889
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	3,057	2,960
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	919,028	883,946
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	10,791	10,382
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	16,722	15,765
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	19,056	17,954
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	298,130	281,073
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	20,735	18,899
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	140,388	127,036
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	219,326	198,124
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	92,718	81,466
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	41,847	37,318
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	90,646	80,835
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	11,184	9,973
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	1,550,410	1,356,930
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	5,258	5,101
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	6,674	6,469
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	10,773	10,443
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	8,541	8,273
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	1,281	1,243
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	18,388	17,851
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	32,842	31,599
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	9,910	9,532
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	12,470	11,941
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	8,919	8,518
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	69,735	65,745
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	532,530	501,730
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	232,949	219,476
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	8,758	8,045
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	16,174	14,130
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	177,096	153,668
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	747,485	651,168
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	586,002	510,493
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	602,489	524,855
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	3,480	3,380
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	4,963	4,813
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	4,520	4,375
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	9,726	9,440
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	46,024	44,599
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	14,005	13,587
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	3,089	2,994
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	11,287	10,937
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	26,849	26,006
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	5,341	5,178
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	5,018	4,864
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	5,930	5,698
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	19,839	18,772
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	434,643	391,948
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	5,945	5,301
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	4,759	4,689
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	4,317	4,254
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	1,134	1,117
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	2,262	2,216
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	13,034	12,753
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	3,608	3,531
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	1,278	1,253
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	3,347	3,286
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	23,060	22,528
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	29,666	28,972
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	3,169	3,088
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	27,174	26,489
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	3,416	3,316
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	3,169	3,077
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	37,642	36,624
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	536,442	517,749
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	166,951	160,978
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	24,291	22,752
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	28,792	26,716
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,347	16,097
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,212	9,530
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,400	10,584
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,390	7,808
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,203	5,781
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,489	18,989
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	48,533	45,070
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,083	5,645
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	25,227	23,444
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,366	4,042
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	23,009	21,451
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,813	12,823
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	3,556	3,269
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	2,481	2,274
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	26,209	24,017
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	16,528	15,145
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	39,980	36,585
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	49,122	44,951
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	34,847	31,888
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	5,196	4,755
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	60,467	55,333
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	5,444	4,981
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	9,166	8,388
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	64,368	58,903
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	120,893	110,628
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	91,811	84,015
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	11,449	10,462
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	625,567	566,048
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	43,231	39,023
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	48,088	43,408
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	154,672	139,618
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	31,597	28,521
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	37,687	34,018
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	759,876	686,391
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	15,661	15,411
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	2,872	2,824
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	12,089	11,833
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,525	3,444
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,382	3,306
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	18,913	18,483
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	6,409	6,263
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	4,574	4,469
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	17,706	17,265
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	5,245	5,113
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	5,498	5,355
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	52,021	50,646
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	10,675	10,347
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	93,638	90,843
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	8,100	7,843
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	14,197	13,106
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	16,072	14,880
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	37,766	34,974
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	14,062	13,012
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	18,996	17,538
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	530,525	491,708
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	11,883	10,874
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	44,754	40,954
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	5,746	5,258
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	37,723	34,520
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	35,328	32,328
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	23,870	21,844
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	11,752	10,762
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	34,316	31,424
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	7,637	6,989
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	542,511	498,312
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	50,910	46,587
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	14,574	13,318
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	839,686	762,615
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	484,828	437,941
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	245,753	221,757
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051 (l)	1,472,207	1,338,115
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	8,200	8,083
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	2,699	2,660
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	2,306	2,272
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	5,156	5,073
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	18,058	17,753
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	1,189	1,170
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	6,340	6,197
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	7,265	7,092
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	5,340	5,216
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	5,203	5,065
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	55,695	54,200
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	38,686	37,656
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	14,323	13,811
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	77,233	75,465
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	3,939	3,662
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,394	7,806
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,937	7,351
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	20,560	19,095
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	3,010	2,782
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	39,478	36,676
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	3,695	3,391
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	696,736	639,318
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	448,381	410,309
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	6,708	6,138
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	39,200	35,871
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	4,870	4,456
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	251,081	229,762
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	7,021	6,425
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	407,936	378,208
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	686,822	630,221
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	269,626	246,732
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	130,959	119,839
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	8,498	7,766
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	20,577	18,804
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	187,822	171,640
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	14,881	13,502
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	123,422	111,679
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	80,270	72,432
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	562	554
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	800	788
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	1,045	1,030
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	2,197	2,165
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	22,192	21,738
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	8,692	8,495
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	3,100	3,029
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	6,811	6,638
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	198,558	193,705
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	71,717	69,777
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	25,978	25,179
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	66,391	64,036
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	229,701	221,482
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	578,299	558,510
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,700	3,422
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,500	10,679
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	505,953	469,322
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	197,993	183,759
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,868	10,065
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,581	9,828
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,193	14,109
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	39,385	36,478
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,594	4,289
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	14,749	13,684
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,873	10,091
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	28,326	26,356
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,278	10,445
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	28,263	26,259
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,520	7,905
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	32,796	30,094
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	23,407	21,478
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	19,932	18,289
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	27,024	24,729
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	28,781	26,338
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	316,785	289,887
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	47,130	43,128
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	89,370	81,782
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	13,197	12,076
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,933	6,345
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,693	6,125
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	14,464	13,218
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	8,925	8,156
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,142,187	1,033,515
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	25,991	23,437
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	543,555	490,989
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	51,636	46,562
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	873,967	791,087
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	439,956	398,784
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	3,932	3,874
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	869	856
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	3,369	3,319
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,832	1,805
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	27,124	26,600
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	46,539	45,641
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	12,943	12,672
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	2,307	2,259
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	26,257	25,707
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,299	1,271
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	26,218	25,600
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	4,399	4,296
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	8,131	7,947
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	137,746	134,864
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	16,610	16,201
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	28,308	27,554
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	272,622	264,656
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	3,701	3,580
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	2,897	2,806
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	2,032,473	1,977,417
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	17,880	17,414
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	53,176	51,969
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	164,720	154,285
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,439	5,959
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	133,358	123,698
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	15,235	14,145
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	14,435	13,380
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	173,887	161,334
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	13,094	12,107
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	67,951	63,110
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,705	9,910
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,030	974
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	62,418	57,928
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	12,294	11,292
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	46,585	42,687
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	11,570	10,602
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	4,861	4,454
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	15,921	14,589
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	66,890	61,211
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	224,928	205,829
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	98,517	90,152
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	7,175	6,566
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	10,098	9,225
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	99,212	89,525
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,794,637	2,524,376
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	47,282	42,680
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	243,916	220,709
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	3,152	3,103
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	8,758	8,624
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	31,279	30,666
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	1,904	1,867
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	3,277	3,206
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	10,943	10,779
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	2,744	2,682
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	24,306	23,686
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	10,104	9,849
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	5,284	5,150
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	41,066	40,012
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	29,162	28,427
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	86,878	84,340
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	22,543	21,885
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	10,743	10,429
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	9,622	9,375
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	98,424	95,548
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	56,578	54,536
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2038	16,100	15,291
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	14,252	13,227
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,624	6,144
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	16,179	14,909
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	13,181	12,078
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	10,683	9,789
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	10,681	9,787
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	10,724	9,803
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	251,739	230,993
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	7,645	6,988
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	14,994	13,721
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	21,202	19,368
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	14,116	12,900
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	28,018	25,595
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	297,725	272,911
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	745,380	672,831
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	2,566	2,527
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	2,529	2,489
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	4,802	4,730
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	10,362	10,201
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	2,295	2,250
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	2,590	2,539
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	11,389	11,141
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	6,330	6,172
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	6,500	6,346
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	11,293	11,022
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	7,854	7,653
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	7,905	7,703
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	15,292	14,845
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2039	4,252	3,998
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	166,733	155,173
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,832	13,748
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	20,566	19,063
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	28,022	25,903
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	35,507	32,951
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	2,272	2,087
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	5,426	4,984
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	105,035	96,675
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	3,713	3,410
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	10,851	9,943
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	7,793	7,141
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	3,383	3,100
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,542	4,162
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	3,034	2,780
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	3,258	2,986
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,331	2,136
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	42,593	38,923
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	44,440	40,597
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	2,058	2,026
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,181	1,163
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	948	934
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,276	1,257
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	3,412	3,329
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	30,008	29,289
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	13,720	13,396
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	4,723	4,602
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	11,709	11,405
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	6,320	6,158
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	5,428	5,291
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	14,045	13,586
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	21,059	20,299
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,447	9,686
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	135,291	125,195
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	44,729	41,404
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,645	4,303
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	65,641	60,896
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	41,983	38,925
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	9,424	8,735
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	66,304	61,357
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,901	11,964
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	378,548	350,802
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	13,211	12,242
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	31,374	28,818
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	18,461	16,991
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	222,870	204,921
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	4,315	3,954
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	5,022	4,602
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	9,403	8,616
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	23,380	21,424
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	23,304	21,340
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	51,520	46,727
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	77,902	70,393
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,074,009	1,875,869
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	7,420	7,303
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	9,487	9,337
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2028	3,665	3,607
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	2,707	2,653
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	15,881	15,573
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	6,507	6,385
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	6,732	6,597
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	19,459	19,036
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	20,790	20,334
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	24,836	24,241
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	113,518	110,131
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2034	5,434	5,257
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	81,247	78,340
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	73,164	67,983
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,666	8,024
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,970	5,529
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	60,854	56,407
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	27,607	25,566
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,351	9,634
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,055	9,313
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	52,535	48,642
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	12,066	11,199
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	16,267	15,071
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	12,630	11,701
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,439	7,815
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	277,187	256,981
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	24,606	22,602
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	6,880	6,333
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	14,684	13,488
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	45,768	41,910
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	8,093	7,398
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	143,190	130,808
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	862,624	781,629
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	5,257	5,175
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	6,042	5,949
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	15,816	15,507
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	5,377	5,269
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	5,803	5,689
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	10,433	10,227
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	4,624	4,523
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	5,339	5,222
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	5,508	5,387
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	7,604	7,410
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	52,417	51,054
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	12,437	12,066
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	69,231	67,400
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	156,458	152,996
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	86,039	83,122
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2039	92,846	87,139
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	8,083	7,498
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,608	7,042
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	38,843	35,982
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	4,161	3,853
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	16,317	15,107
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	28,256	26,146
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	12,391	11,487
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	23,115	21,413
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	9,148	8,481
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	26,574	24,617
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	3,702	3,434
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	39,093	36,244
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	8,160	7,552
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	2,500	2,307
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	34,924	32,363
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	262,611	243,271
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	27,565	25,543
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	7,852	7,234
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	8,799	8,107
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	7,988	7,315
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	5,401	4,946
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	27,469	25,137
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	17,912	16,375
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	32,847	30,058
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	43,926	39,839
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	23,718	21,410
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2026	2,742	2,707
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	1,578	1,552
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	3,972	3,891
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	4,190	4,104
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	15,545	15,238
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	14,366	14,078
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	556	545
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	5,074	4,971
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	4,625	4,533
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	4,052	3,967
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	2,677	2,617
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	7,406	7,227
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	12,532	12,218
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	299,212	291,369
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	7,938	7,728
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	3,892	3,776
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	12,721	12,342
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	11,100	10,418
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	9,211	8,525
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	33,384	30,894
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	9,207	8,529
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	10,436	9,660
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	83,075	76,937
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,855	8,192
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	16,739	15,506
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	14,079	13,035
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	15,186	14,080
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	372,366	341,680
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	39,873	36,649
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	6,769	6,222
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	19,251	17,694
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	11,373	10,425
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	8,621	7,894
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	5,460	5,000
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	9,634	8,822
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	107,540	97,342
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	144,143	130,474
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	72,813	65,703
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	1,129	1,110
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	1,491	1,468
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	1,044	1,028
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	775	762
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	806	793
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	15,657	15,301
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	1,719	1,682
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	2,859	2,795
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	2,923	2,857
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,974	7,750
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	44,770	43,596
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	31,593	30,870
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	6,368	6,189
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,841	3,734
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	4,002	3,895
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	19,281	18,784
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	3,905	3,797
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	14,723	14,284
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	17,761	17,214
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	17,562	17,022
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	324,919	317,029
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	144,095	133,550
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	113,028	104,671
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	11,159	10,340
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	17,754	16,449
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	131,572	120,482
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	5,544	5,077
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	9,912	9,076
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	12,932	11,842
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	6,835	6,259
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	711,932	651,927
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	65,251	59,629
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	13,341	12,191
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	21,358	19,545
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	80,067	72,474
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	48,459	43,727
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	53,541	48,363
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	21,198	20,839
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	4,295	4,222
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	70,635	69,371
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	1,546	1,482
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,634	3,485
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,612	3,458
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	11,767	11,291
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	26,649	25,558
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	10,482	10,060
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	171,984	165,227
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	32,888	31,583
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	4,657	4,487
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	13,331	12,811
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	4,054	3,856
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	6,176	5,875
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	6,120	5,821
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	8,035	7,643
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	138,700	131,931
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	165,619	157,535
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	4,717	4,487
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	13,785	13,065
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	39,682	37,608
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	19,532	18,512
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	7,891	7,479
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	221,573	209,581
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	28,866	27,304
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	80,659	76,293
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	26,790	25,340
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	230,658	218,680
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	34,189	32,317
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	49,765	47,072
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	6,542	6,188
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	314,861	299,788
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,977,183	1,897,993
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	81,618	76,646
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	87,244	81,404
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	2,927	2,879
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	18,591	17,804
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	23,634	22,693
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	22,252	21,357
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	40,549	39,001
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,015	2,888
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	4,045	3,887
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	83,591	80,289
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	4,356	4,166
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	5,354	5,125
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	74,043	70,922
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	8,758	8,366
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	77,697	73,735
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	139,157	130,843
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	20,035	19,013
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	28,693	27,140
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	274,739	260,471
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	306,773	292,280
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	13,599	12,855
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	422,777	400,954
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	2,527,327	2,372,582
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2033	7,910	7,783
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	33,828	32,512
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	6,013	5,774
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	13,466	12,906
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	2,350	2,253
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,381	7,087
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,991	8,631
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	22,532	21,648
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	26,823	25,753
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	4,150	3,934
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	556,924	528,524
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	120,285	114,152
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	11,388	10,771
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	393,116	367,817
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	213,429	199,694
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2033	2,487	2,445
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	14,591	14,325
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2035	1,932,896	1,900,138
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	102,656	98,731
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	254,011	244,390
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,180	8,794
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	41,160	39,562
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,825	2,706
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	2,159	2,080
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	26,590	25,460
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,749	10,329
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,476	10,063
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	877	846
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,094	9,671
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	4,438	4,255
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	73,545	69,795
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	13,023	12,342
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	7,551	7,156
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	80,823	77,577
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,029,397	1,947,219
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	10,690	10,509
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	84,013	82,484
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	16,479	15,830
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	31,236	29,949
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	21,771	20,922
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	9,809	9,389
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	6,436	6,194
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	10,494	10,044
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	17,111	16,418
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	33,665	32,316
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	68,719	65,365
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	8,079	7,685
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	6,787	6,452
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	6,681	6,351
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	41,876	39,689
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	18,627	17,619
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	86,314	81,056
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	174,971	164,149
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	2,930	2,894
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	8,150	8,025
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	6,510	6,399
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	19,801	19,490
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	4,230	4,059
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	95,056	91,117
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	33,773	32,467
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	13,787	13,106
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	124,855	119,882
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	958,499	919,861
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	242,626	226,861
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	11,685	11,472
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	6,172	6,068
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	11,768	11,363
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	105,421	101,288
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	37,438	35,977
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	24,362	23,375
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	7,265	6,992
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	9,401	9,041
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	4,911	4,722
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	15,123	14,504
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	18,413	17,689
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	167,683	159,080
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	139,824	132,650
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	93,140	88,157
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	505,305	475,471
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	2,890	2,857
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	46,774	46,040
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	36,775	36,198
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	8,799	8,664
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	15,872	15,326
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	4,707	4,543
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	89,578	86,217
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	14,593	14,037
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	8,722	8,364
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	70,372	67,647
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	42,184	40,514
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	15,506	14,835
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	3,884	3,722
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	52,245	49,450
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	19,861	18,798
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	27,694	27,259
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	2,182	2,146
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	5,191	5,100
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	3,585	3,519
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2035	82,836	81,432
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	50,970	48,450
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	7,409	7,117
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	49,240	47,166
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	6,732	6,461
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	6,279	6,029
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	31,148	29,853
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	5,465	5,254
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	16,023	15,206
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	12,193	11,590
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	3,365	3,199
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	92,756	88,171
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	245,637	232,650
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	948,463	888,315
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	52,888	52,107
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2033	26,935	26,504
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2039	13,743	13,270
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	19,998	19,226
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	36,585	35,191
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	6,868	6,598
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	8,209	7,913
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,972	7,643
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,779	7,466
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	11,719	11,257
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	11,452	11,020
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	7,967	7,694
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	2,315	2,225
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	10,372	9,963
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	158,098	151,548
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	27,183	25,729
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	24,982	23,645
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	39,214	37,116
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	37,581	35,571
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,556,122	1,493,604
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	823,303	786,682
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,071,074	998,129
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	1,803	1,774
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	21,053	20,716
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	12,690	12,487
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	14,193	13,952
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	9,996	9,677
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	6,130	5,919
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,544	1,481
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	15,050	14,449
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	88,108	84,659
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	159,579	153,333
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	5,332	5,125
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	4,446	4,261
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	2,163	2,087
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	465,867	447,244
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	37,768	36,176
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	77,705	74,554
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	38,920	37,406
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	33,433	31,728
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	40,480	38,315
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	38,588	36,524
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	38,015	37,407
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	53,268	52,415
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2039	33,679	32,519
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	72,841	70,028
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,286	7,952
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,813	9,410
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	3,160	3,039
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,871	10,455
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,944	2,819
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,235	9,828
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	64,131	61,581
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	16,131	15,495
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,043	7,711
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	22,259	21,464
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,476	14,869
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,527	1,476
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	21,040	20,170
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	44,149	42,253
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	17,597	16,868
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	3,574	3,392
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	22,713	21,483
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	191,034	182,008
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	12,970	12,975
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,620	3,565
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	23,065	22,661
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	4,030	3,947
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	4,824	4,724
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	17,133	16,779
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	28,039	27,365
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	232,737	226,628
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	9,574	9,311
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	3,123	3,033
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	28,668	27,843
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	20,602	20,010
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	8,586	8,315
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	18,895	18,299
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	18,352	17,662
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	60,454	58,395
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	9,348	9,350
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	31,114	31,089
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2038	53,035	52,455
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,036	3,975
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,796	4,727
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,159	3,103
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	18,870	18,565
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	71,003	69,842
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	40,031	39,344
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	7,750	7,595
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,880	2,817
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	135,803	132,960
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	3,357	3,265
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	31,617	30,748
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	324,553	315,628
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	7,260	7,054
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	7,355	7,139
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	210,254	204,275
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	37,471	36,311
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	14,598	14,600
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	2,644	2,609
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	476,596	469,107
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	70,774	69,619
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	8,069	7,935
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	136,831	133,069
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	4,976	4,839
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	24,945	24,236
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	486,212	472,842
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	18,153	17,586
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	23,517	22,849
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	8,929	8,775
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	4,196	4,126
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	13,711	13,437
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	3,270	3,196
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,912	2,848
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	20,687	20,170
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	11,710	11,421
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	3,716	3,623
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	5,179	5,049
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	9,274	9,008
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	3,228	3,135
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	83,356	80,960
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	29,438	28,610
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	13,047	12,635
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	22,076	21,386
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2050	28,760	27,825
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	36,550	36,566
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,782	3,727
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,427	2,387
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	36,941	36,332
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	3,141	3,076
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	5,464	5,351
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	21,973	21,479
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	14,855	14,498
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	4,576	4,466
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	14,010	13,673
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	3,260	3,181
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	10,280	10,032
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	355,690	347,465
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	2,604	2,532
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	503,039	488,578
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	34,300	33,314
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	5,079	4,933
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	6,465	6,281
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	68,136	66,177
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	12,114	11,731
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	7,715	7,471
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	11,933	11,557
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	127,356	124,013
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	14,705	14,232
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	23,026	23,066
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	7,211	7,087
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	11,305	11,111
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	6,802	6,690
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	221,090	216,738
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	2,930	2,864
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	3,161	3,085
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	36,447	35,570
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	2,867	2,798
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	20,451	19,914
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	6,064	5,895
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	4,818	4,684
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	26,544	25,764
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	4,779	4,639
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	8,102	7,871
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	562,192	546,206
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	102,241	98,982
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	138,045	133,775
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	6,474	6,269
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	8,791	8,538
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	18,350	17,794
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	15,701	15,443
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	58,567	57,582
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,385	6,274
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	8,644	8,501
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	34,247	33,609
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	3,098,622	3,037,479
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	22,021	21,443
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	4,398	4,282
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	4,234	4,123
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	47,717	46,464
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	63,945	62,267
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	1,523	1,481
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	19,629	19,139
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	2,131	2,078
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	7,561	7,351
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	29,445	28,626
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	19,501	19,014
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	83,640	81,602
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	107,943	104,941
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	48,105	46,692
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	438,598	425,715
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	134,905	130,689
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	10,305	9,976
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	37,591	36,815
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	20,784	20,317
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	29,385	28,594
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	15,454	14,944
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	70,017	68,180
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	6,509	6,338
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	91,782	89,545
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	5,939	5,779
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	3,850	3,749
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	20,807	20,280
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	3,391	3,296
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	217,434	211,999
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	34,821	33,951
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	12,461	12,110
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	2,940	2,859
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	17,291	16,810
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	41,905	40,739
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	11,102	10,790
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	122,160	119,068
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	5,977	5,785
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	11,850	11,514
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	2,871	2,785
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	5,818	5,654
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	6,086	5,905
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	18,241	17,654
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	59,794	58,075
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	22,742	22,010
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	20,704	20,707
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	12,997	12,799
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	38,329	37,323
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	58,083	56,559
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	23,925	23,327
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	5,462	5,329
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	8,906	8,590
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	91,142	88,579
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	4,979	4,802
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	12,155	11,844
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	109,208	106,137
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	42,200	41,014
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	7,447	7,226
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	92,724	89,972
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	43,907	42,494
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	4,088	4,078
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	3,212	3,149
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	44,966	43,996
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	126,308	123,664
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	8,490	8,294
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	47,799	46,634
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	130,995	127,557
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	50,310	48,990
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	8,773	8,526
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	6,815	6,623
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	2,783	2,705
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	8,705	8,460
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	10,253	9,964
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	70,623	68,637
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	46,866	45,548
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	14,501	14,084
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	6,986	6,774
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	589,886	573,481
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	63,787	61,854
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	532	522
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	1,060	1,042
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	10,254	10,058
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	2,037	2,002
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	1,837	1,802
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	39,563	38,735
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	108,599	105,748
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	3,388	3,299
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	5,309	5,170
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	22,224	21,599
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	15,249	14,697
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	115,803	112,546
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	25,923	25,194
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	32,615	31,626
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	64,565	62,608
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	17,904	17,361
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	51,174	49,559
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	23,374	22,610
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	2,174	2,143
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,451	1,426
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	40,341	39,699
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,296	1,275
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,944	5,839
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	66,731	65,422
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,461	4,358
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	146,596	143,527
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	23,924	23,244
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	5,364	5,211
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	3,213	3,123
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	3,173	3,082
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	2,812	2,732
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	820,822	797,994
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	9,758	9,484
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	9,313	9,051
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	21,851	21,237
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	223,369	216,948
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	38,224	37,066
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	516,013	500,695
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	4,226	4,100
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	108,295	105,114
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2025	73	73
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2025	10	9
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	5,678	5,727
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	1,778	1,793
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	1,826	1,842
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	1,429	1,442
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	139,361	140,572
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	3,408	3,421
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	7,089	7,117
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,754	6,781
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	7,175	7,204
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	12,352	12,394
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	48,057	48,038
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	4,352	4,351
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	529	528
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	12,300	12,276
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	6,148	6,130
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	24,508	24,414
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	8,642	8,609
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	9,268	9,233
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	4,546	4,523
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	231,801	231,128
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	12,807	12,750
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2025	20	19
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	62,036	62,560
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	7,899	7,957
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,868	2,893
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	3,794	3,827
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,644	2,667
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	2,609	2,632
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	7,820	7,854
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,597	3,609
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	2,882	2,892
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	2,946	2,956
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	10,581	10,616
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	3,878	3,891
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	73,843	74,486
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	6,404	6,404
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	3,469	3,469
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	6,060	6,050
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	14,668	14,644
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	1,745	1,742
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	7,921	7,908
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	23,265	23,198
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	9,756	9,728
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	4,652	4,638
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	55,286	55,143
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	118,821	118,477
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	24,267	24,166
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	11,437	11,357
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	5,776	5,826
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	15,949	16,088
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,870	4,912
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	9,463	9,545
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	41,150	41,508
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	4,296	4,334
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	29,063	29,316
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	1,928	1,937
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	12,520	12,574
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	26,059	26,146
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,862	1,868
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,460	3,472
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,504	2,512
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	3,396	3,407
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	7,223	7,236
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	31,148	31,135
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	20,527	20,493
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	26,084	26,008
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	45,383	45,251
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	2,044	2,038
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	4,562	4,550
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	1,731	1,724
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	17,900	17,865
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	49,788	49,643
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	6,402	6,384
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	5,929	5,906
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	16,016	15,969
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	39,219	39,044
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	2,445,307	2,404,592
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	3,494	3,510
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	26,512	26,736
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	91,500	92,295
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	33,621	33,765
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	1,409	1,415
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,001	3,024
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	680	684
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,820	2,830
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,406	3,417
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	12,877	12,920
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,641	9,673
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	12,975	13,019
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	6,306	6,312
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	6,949	6,957
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	5,941	5,939
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	45,355	45,181
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	9,037	9,002
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	9,635	9,598
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,496	1,491
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	39,490	39,339
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,860	1,860
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	11,699	11,654
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	2,133	2,125
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	204,548	204,722
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	2,606	2,596
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	12,537	12,489
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	15,498	15,439
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	13,173	13,114
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2025	25	25
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	2,176	2,194
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	1,003	1,012
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	10,107	10,195
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,566	1,580
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	7,605	7,671
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	3,413	3,427
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	5,505	5,533
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	7,049	7,077
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	18,197	18,269
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	3,344	3,353
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	1,003	1,013
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	6,369	6,365
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	2,196	2,195
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	18,620	18,607
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	260,791	261,746
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	14,732	14,721
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	10,794	10,770
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	14,479	14,447
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	11,118	11,076
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	5,436	5,415
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,426	3,413
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,776	3,762
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	195,947	195,195
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,228	3,200
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	16,454	16,391
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	9,616	9,579
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	131,012	130,345
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	7,511	7,482
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2025	91	91
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2025	1,090	1,087
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	1,807	1,822
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	7,477	7,542
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,703	1,718
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,380	2,401
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,680	1,695
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,501	1,513
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	13,437	13,554
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	4,331	4,348
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	6,652	6,679
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,663	3,677
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	5,639	5,661
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,258	3,281
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	1,317	1,323
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	70,130	70,741
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	37,433	37,759
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	5,645	5,655
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	41,734	41,900
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	19,943	19,929
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	20,591	20,544
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	13,821	13,768
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	30,850	30,732
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	6,297	6,273
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	9,047	8,996
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2025	31	31
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2025	67	67
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	99	100
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	339,161	341,172
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	59,330	59,662
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	1,668	1,683
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	11,310	11,407
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,630	2,652
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	54,455	54,928
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	8,981	9,016
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	3,291	3,304
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	22,094	22,188
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,222	2,231
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	10,313	10,357
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	5,496	5,518
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	6,771	6,804
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	11,520	11,509
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	11,640	11,618
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	18,288	18,246
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	15,145	15,111
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	145,545	145,123
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	11,947	11,902
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	7,185	7,157
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	68,635	68,243
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	5,083	5,054
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	267	266
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2025	564	562
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	143	144
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	2,408	2,428
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	4,631	4,671
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	19,085	19,155
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	6,108	6,130
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	1,402	1,417
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	5,280	5,299
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,804	2,814
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,447	2,456
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	3,548	3,558
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	2,188	2,190
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	5,993	5,987
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	3,913	3,905
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	41,705	41,610
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	6,739	6,724
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	14,334	14,274
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	11,464	11,416
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	394	393
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	58	58
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2025	65	65
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	2,471	2,492
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	13,203	13,251
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	4,491	4,507
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,156	6,150
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,715	13,696
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	80,049	80,117
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,213	3,210
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	1,587	1,574
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	2,688	2,682
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	19,376	19,332
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	79,303	79,122
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	15,667	15,632
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	2,603	2,582
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	10,819	10,794
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	169,515	168,864
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	7,329	7,299
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	3,378	3,364
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	41,006	40,771
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2025	130	130
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	11,877	11,981
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	69,940	70,528
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	25,738	25,959
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,902	1,918
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	2,117	2,136
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	1,564	1,578
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	3,766	3,799
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	3,456	3,465
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	68,581	68,618
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	3,772	3,767
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	15,197	15,177
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	8,797	8,788
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	92,600	93,407
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	112,200	111,587
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	14,987	14,949
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	130,561	130,264
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	14,156	14,119
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	24,846	24,743
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	185	185
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,630	15,713
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,014	6,045
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,949	2,963
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	2,051	2,057
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	851	858
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,379	2,399
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	24,867	25,081
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,615	2,637
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,922	1,938
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	28,700	28,946
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,083	3,109
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,980	4,015
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	67,408	67,995
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	53,183	53,646
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	4,602	4,642
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,673	1,687
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,792	5,842
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,899	2,924
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,672	1,686
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,310	2,331
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	12,286	12,393
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,536	1,549
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,771	4,790
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	13,472	13,522
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	9,355	9,392
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	2,575	2,585
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,849	4,866
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,935	4,953
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	101,067	101,469
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	41,332	41,328
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	26,453	26,384
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	17,599	17,553
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	30,520	30,441
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	7,479	7,460
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	28,495	28,421
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	225,136	224,272
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	5,303	5,283
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	148,281	147,665
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	13,364	13,279
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	466	468
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,612	5,642
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,206	3,223
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,232	15,315
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,008	7,046
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,832	5,864
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	32,185	32,392
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	44,744	45,120
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	23,466	23,670
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	35,775	36,085
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	230,370	230,421
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	2,862	2,874
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	5,444	5,467
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	19,983	20,063
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	3,457	3,457
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	2,080	2,076
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	4,288	4,281
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	29,884	29,806
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	54,288	54,148
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	2,251	2,303
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	1,566	1,603
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	1,772	1,820
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	2,537	2,606
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	2,444	2,511
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	4,298	4,417
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	3,850	3,956
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	19,687	19,979
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	7,519	7,628
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2051	251,711	255,291
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	21,041	21,491
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	73,526	75,548
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	12,018	12,351
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	5,014	5,154
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	2,756	2,833
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	4,033	4,141
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	14,838	15,240
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	13,516	13,528
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	139,833	144,094
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	52,572	53,320
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	24,870	25,224
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	995,958	1,006,078
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,001,971	1,010,274
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	33,462	34,127
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	9,772	9,980
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	3,440	3,517
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	445	456
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	10,220	10,481
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	4,750	4,878
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	12,581	12,929
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	1,301	1,336
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	10,983	11,287
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	10,523	10,696
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	26,565	26,934
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	585,621	591,571
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	359,516	362,496
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	2,139	2,171
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	2,516	2,583
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	1,106	1,136
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	8,030	8,237
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	4,678	4,807
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	44,484	45,131
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	34,559	35,062
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	10,644	10,799
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	8,295	8,416
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	10,206	10,215
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	62,819	63,713
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	18,373	18,629
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	15,047	15,265
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2050	10,832	10,838
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	408,490	412,641
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	6,230	6,357
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	30,921	31,591
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	162	166
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	2,194	2,247
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	82,676	84,033
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	22,849	23,181
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	4,419	4,487
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	2,876	2,930
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	1,688	1,729
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	1,033	1,061
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	1,727	1,773
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	4,062	4,175
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	2,859	2,940
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	2,452	2,520
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	4,136	4,250
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	2,525	2,595
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	36,665	37,198
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	3,461	3,511
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	8,750	8,875
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	20,423	20,879
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	2,899	2,966
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	5,855	5,988
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	2,124	2,178
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	4,969	5,100
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	17,520	17,992
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	447	459
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,549	1,592
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	18,817	19,340
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,605	5,760
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	9,676	9,937
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	10,706	10,991
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,266	5,411
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	5,847	6,010
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	80,549	82,801
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	9,288	9,490
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	33,613	34,091
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	4,895	4,971
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	3,063	3,108
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	550	558
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	1,405	1,437
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	522	535
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	485	497
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	1,359	1,395
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,557	2,629
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	9,733	10,003
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	4,328	4,428
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	2,346	2,397
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	28,343	28,586
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	11,179	11,380
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	11,787	12,043
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	69,432	70,441
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2050	19,907	20,184
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	1,640	1,676
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	512	523
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	632	646
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	361	370
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,753	1,797
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	38,534	39,321
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	3,019	3,102
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	5,401	5,551
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,564	6,739
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	18,147	18,651
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	2,689	2,737
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	31,676	31,711
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	14,700	14,964
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2049	18,112	18,369
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	3,160	3,214
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	61,672	62,969
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	2,160	2,206
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	24,404	24,933
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	41,960	42,837
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	2,008	2,048
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	1,725	1,771
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,403	3,496
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	5,988	6,153
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	3,486	3,581
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	4,725	4,828
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	2,729	2,788
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	30,231	30,727
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	5,168	5,253
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	990	1,008
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	5,825	5,939
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	1,988	2,042
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	3,673	3,771
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,727	2,802
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	5,613	5,770
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	4,543	4,666
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	15,808	16,117
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	6,195	6,297
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	160,743	163,381
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	19,921	20,248
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	39,670	40,247
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2025	114	114
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	3,795	3,872
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,258	2,321
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	2,677	2,751
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	31,422	32,301
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	19,023	19,335
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	15,860	16,120
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	3,014	3,058
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	17,496	17,783
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	172	178
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	723	753
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	1,254	1,304
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	661	689
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	679	708
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,228	1,280
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,323	1,379
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	855	890
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	635	663
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	440	458
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	8,195	8,533
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	11,933	12,455
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	14,451	14,883
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	21,219	21,866
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	35,841	36,912
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	721	750
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	602	625
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	367	383
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	2,613	2,720
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	1,604	1,658
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	407	421
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	194	202
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	17,433	18,109
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	29,191	30,343
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	8,165	8,481
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	971	1,011
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	363	377
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	22,608	23,494
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	1,601	1,669
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	1,634,740	1,657,531
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	360	374
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	386	402
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	6,539	6,799
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	2,334	2,426
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	10,020	10,410
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	14,267	14,866
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	805	840
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	2,666	2,777
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	305	317
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	831	867
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	6,022	6,269
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	6,142	6,397
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	6,754	7,034
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	2,720	2,836
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	3,920	4,047
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	12,882	13,340
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	568	586
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	21,439	22,183
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	821	850
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	2,826	2,933
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	2,018	2,097
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	4,988	5,179
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	8,360	8,680
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	1,377	1,435
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	6,991	7,283
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	1,172	1,222
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	4,452	4,626
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	943	980
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	1,178	1,222
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	4,989	5,196
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	25,620	26,638
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	1,637	1,706
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	11,696	12,190
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	12,798	13,353
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	3,646	3,803
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	29,671	30,557
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	1,156	1,202
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	891	926
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	982	1,022
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	786	819
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	31,048	32,370
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	3,376	3,513
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	9,365	9,705
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	170	176
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	15,455	16,015
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	740	766
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	1,938	2,015
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	791	824
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	10,620	11,062
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	4,068	4,238
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	4,774,799	4,835,397
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	5,409	5,588
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	2,486	2,567
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	4,292	4,442
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	1,229	1,274
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	41,423	43,028
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	2,306	2,398
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	3,249	3,387
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	1,092	1,137
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	734	765
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	3,194	3,327
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	6,170	6,424
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	951	990
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	307	320
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	5,564	5,792
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	30,029	31,294
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	11,771	12,269
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	65,733	68,295
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	11,943	12,300
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	1,093,900	1,115,646
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	2,098	2,123
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	6,101	6,304
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	5,574	5,761
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	2,400	2,467
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	178	185
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	2,246	2,338
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	1,978	2,061
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	342	357
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	2,143	2,235
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	8,090	8,441
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	4,561	4,751
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	1,197	1,249
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,589	2,701
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	2,369	2,470
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	4,858	4,991
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	169,295	173,983
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,233,951	1,249,611
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	2,643	2,736
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	1,334	1,378
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	1,019	1,053
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	751	777
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	41,779	43,315
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	14,507	15,083
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	3,869	4,017
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	611	637
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	800	833
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	449	467
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,189	1,239
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	2,057	2,139
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	2,732	2,848
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	796,014	812,086
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	2,983	3,062
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	611	635
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,849	4,004
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	703	731
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	716	744
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	398	415
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	4,812	5,023
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	2,302	2,400
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	566,075	581,751
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	298,030	301,813
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	1,073	1,113
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	11,329	11,716
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	846	882
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	1,801	1,876
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	5,701	5,946
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	911	949
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	21,881	22,846
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	11,022	11,507
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	3,061	3,187
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	49,496	51,343
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	15,995	16,648
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	2,400,873	2,431,343
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	16,614	17,436
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	1,403	1,472
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	16,054	16,849
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	1,557	1,639
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	21,261	22,036
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	6,352	6,608
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	16,566	17,366
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	261	274
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	11,404	11,978
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	21,836	22,577
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	3,649	3,773
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	7,784	8,093
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	9,619	9,998
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	4,104	4,304
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	152	159
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	7,676	8,059
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	5,140	5,393
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	1,112,381	1,141,362
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,522,459	1,564,502
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	6,482	6,797
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	510,185	523,317
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	10,399	10,795
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	6,210	6,513
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	9,023	9,456
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	397	415
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	2,849	2,991
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	469	492
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	3,903	4,050
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	763	799
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	2,143	2,253
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	6,227	6,536
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,850,837	1,895,008
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	543,568	556,540
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	23,633	24,580
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	23,249	24,233
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	5,599	5,860
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	615	646
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	4,163	4,366
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	9,306	9,765
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	122,892	128,288
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	23,135	24,302
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	2,840	2,983
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,955,499	2,002,167
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	10,856	11,224
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	2,490	2,615
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	5,065	5,316
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	5,336	5,601
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	834,411	863,972
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,167,184	1,211,088
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	2,263,153	2,317,163
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	1,083	1,138
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	2,881	3,024
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	384	403
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	3,458	3,629
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	60,379	63,341
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,483,612	1,543,591
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,364,462	1,397,025
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,748,552	1,796,839
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	27,133	28,164
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	686	721
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,376,344	2,433,056
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	11,705	12,252
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,744	2,881
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	1,457	1,531
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	5,916	6,197
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	5,265	5,529
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	3,267	3,428
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	8,837	9,279
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	2,759	2,898
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	1,052,329	1,082,705
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	419,022	430,594
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,723,585	2,788,583
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	864	900
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	3,081	3,196
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	669	706
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	667	695
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	2,221	2,340
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	21,141	22,255
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	307	324
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	336	355
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	370	392
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	7,454	7,873
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2036	347	367
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	4,341	4,588
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,016,053	1,061,690
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	181	187
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	4,429	4,594
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	3,482	3,645
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	15,453	16,067
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	698	731
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,986	2,094
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,206	1,275
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	610	641
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	180	191
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	442,843	457,059
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	982	1,031
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	199	206
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	557	588
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	649	685
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	3,538,026	3,664,877
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,667,041	1,727,332
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,099,706	1,155,974
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	4,269	4,466
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	3,395	3,544
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	381	401
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	792,794	818,493
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,232	3,351
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,331	4,492
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,525	1,584
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,708	4,917
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	6,239	6,500
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	1,412	1,480
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	651	687
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,095,088	1,130,587
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	267	276
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	222	231
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	200	207
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	2,462	2,558
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	10,354	10,756
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	13,281	13,792
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	13,239	13,760
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	778	821
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	2,539	2,634
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	296	307
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	2,370	2,493
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	286	297
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	172	179
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	46	48
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	36	38
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	126	130
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	21	22
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	13	12
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	123	127
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	32	33
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	40	42
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	188	195
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	5	4
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	44	46
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	2,205	2,290
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	17	17
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	97	101
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	259	269
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	28	30
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	28	29
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	95	99
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	33	33
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	89	92
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2027	54	56
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	337	350
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	6	5
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	57	57
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	34	34
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	29	29
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	157	161
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	186	188
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	137	141
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	74	75
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	69	72
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	1,170	1,228
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2026	17	16
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	96	98
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	79	81
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	304	313
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	101	105
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	685	702
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	119	123
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	21	20
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2028	832	848
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	143	149
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	233	235
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	16	15
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	55	57
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	57	59
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	196	205
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	253	264
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	17	16
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,855	1,938
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	126	132
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.48%, 7.48% 7/1/2034 (b)(c)	313	321
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.518%, 6.761% 11/1/2034 (b)(c)	39,669	40,809
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.553%, 7.428% 6/1/2036 (b)(c)	779	802
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.644%, 6.836% 11/1/2036 (b)(c)	7,218	7,426
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.644%, 7.394% 5/1/2036 (b)(c)	4,368	4,493
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.645%, 7.02% 4/1/2041 (b)(c)	2,454	2,525
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.7%, 7.172% 6/1/2042 (b)(c)	4,507	4,636
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.75%, 6.437% 7/1/2035 (b)(c)	502	517
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.788%, 6.163% 2/1/2036 (b)(c)	2,436	2,506
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.8%, 7.635% 7/1/2041 (b)(c)	1,395	1,435
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.818%, 6.068% 9/1/2041 (b)(c)	2,025	2,083
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.818%, 7.639% 7/1/2041 (b)(c)	2,716	2,794
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.82%, 6.195% 12/1/2035 (b)(c)	2,550	2,623
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.83%, 6.08% 10/1/2041 (b)(c)	1,791	1,825
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.88%, 6.811% 11/1/2034 (b)(c)	3,005	3,092
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.95%, 7.284% 9/1/2036 (b)(c)	4,607	4,739
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.953%, 7.703% 7/1/2037 (b)(c)	1,728	1,777
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 6M + 1.313%, 6.438% 5/1/2034 (b)(c)	2,513	2,539
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 6M + 1.42%, 6.572% 9/1/2033 (b)(c)	6,453	6,515
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 6M + 1.55%, 7.195% 10/1/2033 (b)(c)	305	310
Fannie Mae Mortgage pass-thru certificates FTSE USD IBOR Consumer Fallbacks Term 6M + 1.565%, 7.315% 7/1/2035 (b)(c)	429	437
Freddie Mac Gold Pool 1.5% 1/1/2036	699,513	626,876
Freddie Mac Gold Pool 1.5% 1/1/2037	31,698	28,545
Freddie Mac Gold Pool 1.5% 10/1/2035	1,176,906	1,056,536
Freddie Mac Gold Pool 1.5% 10/1/2036	30,154	27,136
Freddie Mac Gold Pool 1.5% 10/1/2036	37,169	33,472
Freddie Mac Gold Pool 1.5% 11/1/2035	2,992,515	2,686,449
Freddie Mac Gold Pool 1.5% 11/1/2035	30,261	27,166
Freddie Mac Gold Pool 1.5% 11/1/2036	26,304	23,688
Freddie Mac Gold Pool 1.5% 11/1/2036	98,224	88,454
Freddie Mac Gold Pool 1.5% 11/1/2036	26,567	23,908
Freddie Mac Gold Pool 1.5% 11/1/2036	22,316	20,103
Freddie Mac Gold Pool 1.5% 12/1/2035	619,472	556,114
Freddie Mac Gold Pool 1.5% 12/1/2036	97,119	87,459
Freddie Mac Gold Pool 1.5% 12/1/2040	25,690	21,817
Freddie Mac Gold Pool 1.5% 12/1/2050	510,937	404,214
Freddie Mac Gold Pool 1.5% 2/1/2036	22,932	20,551
Freddie Mac Gold Pool 1.5% 2/1/2036	684,697	613,598
Freddie Mac Gold Pool 1.5% 2/1/2041	43,767	37,169
Freddie Mac Gold Pool 1.5% 3/1/2036	273,495	245,096
Freddie Mac Gold Pool 1.5% 3/1/2041	44,417	37,721
Freddie Mac Gold Pool 1.5% 4/1/2036	24,920	22,294
Freddie Mac Gold Pool 1.5% 4/1/2041	45,175	38,365
Freddie Mac Gold Pool 1.5% 5/1/2036	25,775	23,058
Freddie Mac Gold Pool 1.5% 6/1/2036	25,932	23,198
Freddie Mac Gold Pool 1.5% 7/1/2035	85,044	76,346
Freddie Mac Gold Pool 1.5% 7/1/2036	22,812	20,408
Freddie Mac Gold Pool 1.5% 8/1/2035	2,549,225	2,288,498
Freddie Mac Gold Pool 1.5% 8/1/2036	385,507	344,874
Freddie Mac Gold Pool 1.5% 9/1/2050	1,103,678	873,145
Freddie Mac Gold Pool 2% 1/1/2036	19,039	17,468
Freddie Mac Gold Pool 2% 10/1/2035	14,393	13,255
Freddie Mac Gold Pool 2% 10/1/2051	572,443	478,917
Freddie Mac Gold Pool 2% 10/1/2051	218,271	182,951
Freddie Mac Gold Pool 2% 11/1/2035	697,070	641,079
Freddie Mac Gold Pool 2% 11/1/2041	104,101	90,671
Freddie Mac Gold Pool 2% 11/1/2051	24,675	20,435
Freddie Mac Gold Pool 2% 11/1/2051	33,395	27,918
Freddie Mac Gold Pool 2% 11/1/2051	429,039	357,199
Freddie Mac Gold Pool 2% 11/1/2051	331,958	276,996
Freddie Mac Gold Pool 2% 12/1/2035	18,217	16,674
Freddie Mac Gold Pool 2% 12/1/2035	529,798	486,084
Freddie Mac Gold Pool 2% 12/1/2035	74,018	67,911
Freddie Mac Gold Pool 2% 12/1/2035	57,610	53,019
Freddie Mac Gold Pool 2% 12/1/2036	139,085	127,739
Freddie Mac Gold Pool 2% 12/1/2036	59,857	54,975
Freddie Mac Gold Pool 2% 12/1/2051	41,791	34,610
Freddie Mac Gold Pool 2% 12/1/2051	141,333	117,932
Freddie Mac Gold Pool 2% 12/1/2051	140,126	117,144
Freddie Mac Gold Pool 2% 12/1/2051	55,665	46,344
Freddie Mac Gold Pool 2% 2/1/2035	12,913	11,949
Freddie Mac Gold Pool 2% 2/1/2036	20,421	18,794
Freddie Mac Gold Pool 2% 2/1/2036	57,871	53,259
Freddie Mac Gold Pool 2% 2/1/2036	49,615	45,661
Freddie Mac Gold Pool 2% 2/1/2036	77,222	70,633
Freddie Mac Gold Pool 2% 2/1/2042	115,152	100,044
Freddie Mac Gold Pool 2% 2/1/2052	864,973	723,112
Freddie Mac Gold Pool 2% 3/1/2036	44,861	41,286
Freddie Mac Gold Pool 2% 3/1/2036	375,560	344,573
Freddie Mac Gold Pool 2% 3/1/2041	184,928	162,863
Freddie Mac Gold Pool 2% 4/1/2036	1,106,211	1,014,936
Freddie Mac Gold Pool 2% 4/1/2036	57,529	52,782
Freddie Mac Gold Pool 2% 4/1/2042	1,550,504	1,358,232
Freddie Mac Gold Pool 2% 4/1/2052	195,065	163,073
Freddie Mac Gold Pool 2% 5/1/2036	74,845	68,880
Freddie Mac Gold Pool 2% 5/1/2051	45,984	38,557
Freddie Mac Gold Pool 2% 5/1/2051	201,669	168,153
Freddie Mac Gold Pool 2% 5/1/2051	85,391	71,199
Freddie Mac Gold Pool 2% 6/1/2035	41,311	38,070
Freddie Mac Gold Pool 2% 6/1/2036	916,376	839,906
Freddie Mac Gold Pool 2% 6/1/2040	29,523	26,019
Freddie Mac Gold Pool 2% 7/1/2041	2,013,984	1,760,462
Freddie Mac Gold Pool 2% 7/1/2051	25,530	21,406
Freddie Mac Gold Pool 2% 8/1/2036	758,668	697,492
Freddie Mac Gold Pool 2% 8/1/2036	45,047	41,302
Freddie Mac Gold Pool 2% 9/1/2035	223,817	205,840
Freddie Mac Gold Pool 2% 9/1/2051	406,634	340,960
Freddie Mac Gold Pool 2.5% 1/1/2031	24,574	23,708
Freddie Mac Gold Pool 2.5% 1/1/2035	25,347	23,913
Freddie Mac Gold Pool 2.5% 1/1/2040	66,241	60,376
Freddie Mac Gold Pool 2.5% 1/1/2042	504,573	453,747
Freddie Mac Gold Pool 2.5% 1/1/2051	24,662	21,677
Freddie Mac Gold Pool 2.5% 1/1/2052	1,385,751	1,205,891
Freddie Mac Gold Pool 2.5% 10/1/2029	17,094	16,581
Freddie Mac Gold Pool 2.5% 10/1/2029	9,638	9,364
Freddie Mac Gold Pool 2.5% 10/1/2031	14,774	14,215
Freddie Mac Gold Pool 2.5% 10/1/2032	70,118	67,215
Freddie Mac Gold Pool 2.5% 10/1/2034	21,105	19,911
Freddie Mac Gold Pool 2.5% 10/1/2041	250,338	225,747
Freddie Mac Gold Pool 2.5% 10/1/2049	35,827	31,233
Freddie Mac Gold Pool 2.5% 10/1/2050	3,156,306	2,766,367
Freddie Mac Gold Pool 2.5% 11/1/2031	184,483	177,271
Freddie Mac Gold Pool 2.5% 11/1/2032	4,826	4,625
Freddie Mac Gold Pool 2.5% 11/1/2034	11,040	10,415
Freddie Mac Gold Pool 2.5% 11/1/2041	164,293	148,206
Freddie Mac Gold Pool 2.5% 11/1/2041	2,094,677	1,890,225
Freddie Mac Gold Pool 2.5% 11/1/2041	118,051	106,491
Freddie Mac Gold Pool 2.5% 11/1/2049	18,372	16,016
Freddie Mac Gold Pool 2.5% 11/1/2050	2,555,035	2,234,589
Freddie Mac Gold Pool 2.5% 12/1/2029	22,682	22,022
Freddie Mac Gold Pool 2.5% 12/1/2032	53,722	51,405
Freddie Mac Gold Pool 2.5% 12/1/2032	160,515	153,759
Freddie Mac Gold Pool 2.5% 12/1/2034	6,211	5,860
Freddie Mac Gold Pool 2.5% 12/1/2049	72,845	63,504
Freddie Mac Gold Pool 2.5% 12/1/2049	775,925	676,428
Freddie Mac Gold Pool 2.5% 12/1/2051	400,444	346,342
Freddie Mac Gold Pool 2.5% 12/1/2051	421,875	367,119
Freddie Mac Gold Pool 2.5% 2/1/2030	34,283	33,263
Freddie Mac Gold Pool 2.5% 2/1/2032	10,708	10,294
Freddie Mac Gold Pool 2.5% 2/1/2033	71,112	68,092
Freddie Mac Gold Pool 2.5% 2/1/2035	57,142	53,980
Freddie Mac Gold Pool 2.5% 2/1/2042	390,808	355,227
Freddie Mac Gold Pool 2.5% 2/1/2051	489,251	426,973
Freddie Mac Gold Pool 2.5% 2/1/2051	235,325	206,325
Freddie Mac Gold Pool 2.5% 3/1/2028	35,849	34,990
Freddie Mac Gold Pool 2.5% 3/1/2031	3,595	3,465
Freddie Mac Gold Pool 2.5% 3/1/2032	359,645	345,514
Freddie Mac Gold Pool 2.5% 3/1/2033	8,388	8,023
Freddie Mac Gold Pool 2.5% 3/1/2033	93,857	89,781
Freddie Mac Gold Pool 2.5% 3/1/2035	22,138	20,872
Freddie Mac Gold Pool 2.5% 3/1/2051	473,154	412,925
Freddie Mac Gold Pool 2.5% 3/1/2052	28,895	25,099
Freddie Mac Gold Pool 2.5% 4/1/2031	90,640	87,357
Freddie Mac Gold Pool 2.5% 4/1/2032	11,612	11,159
Freddie Mac Gold Pool 2.5% 4/1/2033	31,813	30,431
Freddie Mac Gold Pool 2.5% 4/1/2035	21,702	20,460
Freddie Mac Gold Pool 2.5% 4/1/2040	108,836	99,200
Freddie Mac Gold Pool 2.5% 4/1/2042	106,733	96,282
Freddie Mac Gold Pool 2.5% 4/1/2047	922,928	806,023
Freddie Mac Gold Pool 2.5% 5/1/2035	177,734	167,565
Freddie Mac Gold Pool 2.5% 5/1/2041	851,991	774,956
Freddie Mac Gold Pool 2.5% 5/1/2051	225,584	197,574
Freddie Mac Gold Pool 2.5% 6/1/2030	14,438	13,960
Freddie Mac Gold Pool 2.5% 6/1/2032	6,420	6,147
Freddie Mac Gold Pool 2.5% 6/1/2040	195,537	178,224
Freddie Mac Gold Pool 2.5% 6/1/2041	126,697	114,330
Freddie Mac Gold Pool 2.5% 6/1/2050	89,660	78,275
Freddie Mac Gold Pool 2.5% 6/1/2050	187,178	163,410
Freddie Mac Gold Pool 2.5% 6/1/2050	110,115	96,133
Freddie Mac Gold Pool 2.5% 7/1/2030	261,718	252,952
Freddie Mac Gold Pool 2.5% 7/1/2031	5,713	5,503
Freddie Mac Gold Pool 2.5% 7/1/2033	24,273	23,251
Freddie Mac Gold Pool 2.5% 7/1/2035	62,557	58,978
Freddie Mac Gold Pool 2.5% 7/1/2040	28,693	26,152
Freddie Mac Gold Pool 2.5% 8/1/2031	9,519	9,165
Freddie Mac Gold Pool 2.5% 8/1/2031	76,355	73,515
Freddie Mac Gold Pool 2.5% 8/1/2032	4,881,800	4,683,102
Freddie Mac Gold Pool 2.5% 8/1/2035	726,300	684,292
Freddie Mac Gold Pool 2.5% 8/1/2041	100,518	90,707
Freddie Mac Gold Pool 2.5% 8/1/2050	240,770	211,175
Freddie Mac Gold Pool 2.5% 8/1/2050	952,803	832,411
Freddie Mac Gold Pool 2.5% 9/1/2031	52,297	50,320
Freddie Mac Gold Pool 2.5% 9/1/2032	6,256	5,997
Freddie Mac Gold Pool 2.5% 9/1/2032	6,449	6,180
Freddie Mac Gold Pool 2.5% 9/1/2035	716,856	675,394
Freddie Mac Gold Pool 2.5% 9/1/2041	214,185	194,083
Freddie Mac Gold Pool 3% 1/1/2027	3,899	3,843
Freddie Mac Gold Pool 3% 1/1/2028	2,470	2,430
Freddie Mac Gold Pool 3% 1/1/2031	1,592	1,556
Freddie Mac Gold Pool 3% 1/1/2033	12,766	12,405
Freddie Mac Gold Pool 3% 1/1/2033	35,061	34,105
Freddie Mac Gold Pool 3% 1/1/2034	20,548	19,916
Freddie Mac Gold Pool 3% 1/1/2040	30,575	28,638
Freddie Mac Gold Pool 3% 1/1/2043	5,546	5,147
Freddie Mac Gold Pool 3% 1/1/2043	46,642	43,343
Freddie Mac Gold Pool 3% 1/1/2043	25,103	23,323
Freddie Mac Gold Pool 3% 1/1/2044	77,560	71,993
Freddie Mac Gold Pool 3% 1/1/2045	38,197	35,160
Freddie Mac Gold Pool 3% 1/1/2047	1,643,672	1,505,807
Freddie Mac Gold Pool 3% 1/1/2048	34,199	31,288
Freddie Mac Gold Pool 3% 1/1/2051	66,054	59,770
Freddie Mac Gold Pool 3% 1/1/2052	143,868	129,955
Freddie Mac Gold Pool 3% 1/1/2052	38,563	34,809
Freddie Mac Gold Pool 3% 1/1/2052	379,150	342,484
Freddie Mac Gold Pool 3% 1/1/2052	310,392	280,181
Freddie Mac Gold Pool 3% 10/1/2026	1,537	1,515
Freddie Mac Gold Pool 3% 10/1/2027	1,674	1,646
Freddie Mac Gold Pool 3% 10/1/2028	5,248	5,148
Freddie Mac Gold Pool 3% 10/1/2028	793	781
Freddie Mac Gold Pool 3% 10/1/2028	5,267	5,183
Freddie Mac Gold Pool 3% 10/1/2028	42,360	41,598
Freddie Mac Gold Pool 3% 10/1/2028	32,067	31,489
Freddie Mac Gold Pool 3% 10/1/2029	3,931	3,856
Freddie Mac Gold Pool 3% 10/1/2029	5,577	5,470
Freddie Mac Gold Pool 3% 10/1/2030	8,891	8,689
Freddie Mac Gold Pool 3% 10/1/2030	20,583	20,132
Freddie Mac Gold Pool 3% 10/1/2030	5,794	5,663
Freddie Mac Gold Pool 3% 10/1/2032	4,529	4,413
Freddie Mac Gold Pool 3% 10/1/2033	9,537	9,243
Freddie Mac Gold Pool 3% 10/1/2039	10,234	9,698
Freddie Mac Gold Pool 3% 10/1/2039	10,100	9,460
Freddie Mac Gold Pool 3% 10/1/2042	22,017	20,449
Freddie Mac Gold Pool 3% 10/1/2042	37,809	35,130
Freddie Mac Gold Pool 3% 10/1/2042	4,041	3,758
Freddie Mac Gold Pool 3% 10/1/2043	38,373	35,660
Freddie Mac Gold Pool 3% 10/1/2047	43,921	40,183
Freddie Mac Gold Pool 3% 10/1/2048	21,555	19,684
Freddie Mac Gold Pool 3% 10/1/2050	331,550	300,109
Freddie Mac Gold Pool 3% 10/1/2051	69,466	62,748
Freddie Mac Gold Pool 3% 11/1/2030	62,199	61,049
Freddie Mac Gold Pool 3% 11/1/2032	12,952	12,625
Freddie Mac Gold Pool 3% 11/1/2032	4,803	4,679
Freddie Mac Gold Pool 3% 11/1/2033	13,699	13,277
Freddie Mac Gold Pool 3% 11/1/2042	30,958	28,974
Freddie Mac Gold Pool 3% 11/1/2042	7,740	7,161
Freddie Mac Gold Pool 3% 11/1/2042	7,945	7,380
Freddie Mac Gold Pool 3% 11/1/2042	5,363	4,990
Freddie Mac Gold Pool 3% 11/1/2048	77,032	70,299
Freddie Mac Gold Pool 3% 11/1/2050	82,069	74,261
Freddie Mac Gold Pool 3% 11/1/2051	299,495	270,532
Freddie Mac Gold Pool 3% 11/1/2051	65,185	58,820
Freddie Mac Gold Pool 3% 11/1/2051	21,280	19,222
Freddie Mac Gold Pool 3% 12/1/2029	60,290	59,103
Freddie Mac Gold Pool 3% 12/1/2030	39,395	38,479
Freddie Mac Gold Pool 3% 12/1/2032	31,629	30,798
Freddie Mac Gold Pool 3% 12/1/2032	6,349	6,185
Freddie Mac Gold Pool 3% 12/1/2032	27,275	26,571
Freddie Mac Gold Pool 3% 12/1/2032	26,159	25,483
Freddie Mac Gold Pool 3% 12/1/2034	9,737	9,388
Freddie Mac Gold Pool 3% 12/1/2042	5,476	5,090
Freddie Mac Gold Pool 3% 12/1/2042	797,252	741,566
Freddie Mac Gold Pool 3% 12/1/2044	5,782	5,322
Freddie Mac Gold Pool 3% 12/1/2046	518,145	475,009
Freddie Mac Gold Pool 3% 12/1/2047	9,581	8,765
Freddie Mac Gold Pool 3% 12/1/2050	689,949	624,304
Freddie Mac Gold Pool 3% 2/1/2027	2,550	2,513
Freddie Mac Gold Pool 3% 2/1/2030	5,066	4,967
Freddie Mac Gold Pool 3% 2/1/2030	5,935	5,819
Freddie Mac Gold Pool 3% 2/1/2030	3,528	3,461
Freddie Mac Gold Pool 3% 2/1/2033	38,270	37,401
Freddie Mac Gold Pool 3% 2/1/2033	21,890	21,251
Freddie Mac Gold Pool 3% 2/1/2033	72,402	70,356
Freddie Mac Gold Pool 3% 2/1/2035	36,009	34,709
Freddie Mac Gold Pool 3% 2/1/2038	23,277	22,108
Freddie Mac Gold Pool 3% 2/1/2040	194,200	181,898
Freddie Mac Gold Pool 3% 2/1/2043	16,336	15,222
Freddie Mac Gold Pool 3% 2/1/2043	21,789	20,231
Freddie Mac Gold Pool 3% 2/1/2043	7,798	7,246
Freddie Mac Gold Pool 3% 2/1/2043	11,924	11,057
Freddie Mac Gold Pool 3% 2/1/2043	31,476	29,239
Freddie Mac Gold Pool 3% 2/1/2043	5,809	5,403
Freddie Mac Gold Pool 3% 2/1/2043	40,994	38,044
Freddie Mac Gold Pool 3% 2/1/2043	73,012	67,946
Freddie Mac Gold Pool 3% 2/1/2047	151,388	138,690
Freddie Mac Gold Pool 3% 2/1/2047	144,207	132,112
Freddie Mac Gold Pool 3% 2/1/2049	11,027	10,046
Freddie Mac Gold Pool 3% 3/1/2027	2,436	2,398
Freddie Mac Gold Pool 3% 3/1/2027	8,728	8,602
Freddie Mac Gold Pool 3% 3/1/2032	113,114	110,355
Freddie Mac Gold Pool 3% 3/1/2033	5,735	5,573
Freddie Mac Gold Pool 3% 3/1/2033	21,893	21,275
Freddie Mac Gold Pool 3% 3/1/2033	42,707	41,459
Freddie Mac Gold Pool 3% 3/1/2040	12,464	11,655
Freddie Mac Gold Pool 3% 3/1/2040	113,121	105,955
Freddie Mac Gold Pool 3% 3/1/2043	20,344	18,984
Freddie Mac Gold Pool 3% 3/1/2043	3,684	3,420
Freddie Mac Gold Pool 3% 3/1/2043	12,119	11,248
Freddie Mac Gold Pool 3% 3/1/2043	19,389	18,030
Freddie Mac Gold Pool 3% 3/1/2045	18,608	17,112
Freddie Mac Gold Pool 3% 3/1/2045	30,447	27,997
Freddie Mac Gold Pool 3% 3/1/2045	31,403	28,877
Freddie Mac Gold Pool 3% 3/1/2047	336,057	307,870
Freddie Mac Gold Pool 3% 3/1/2048	7,501	6,852
Freddie Mac Gold Pool 3% 3/1/2052	193,096	174,302
Freddie Mac Gold Pool 3% 4/1/2027	2,646	2,606
Freddie Mac Gold Pool 3% 4/1/2027	889	875
Freddie Mac Gold Pool 3% 4/1/2028	5,691	5,590
Freddie Mac Gold Pool 3% 4/1/2030	5,439	5,326
Freddie Mac Gold Pool 3% 4/1/2033	10,391	10,097
Freddie Mac Gold Pool 3% 4/1/2034	53,438	51,745
Freddie Mac Gold Pool 3% 4/1/2034	11,850	11,463
Freddie Mac Gold Pool 3% 4/1/2039	15,120	14,219
Freddie Mac Gold Pool 3% 4/1/2040	20,847	19,494
Freddie Mac Gold Pool 3% 4/1/2043	68,656	63,781
Freddie Mac Gold Pool 3% 4/1/2045	23,638	21,736
Freddie Mac Gold Pool 3% 4/1/2046	7,204	6,620
Freddie Mac Gold Pool 3% 4/1/2046	9,657	8,875
Freddie Mac Gold Pool 3% 4/1/2047	9,694	8,881
Freddie Mac Gold Pool 3% 4/1/2051	125,745	113,074
Freddie Mac Gold Pool 3% 5/1/2028	1,897	1,864
Freddie Mac Gold Pool 3% 5/1/2029	1,532	1,507
Freddie Mac Gold Pool 3% 5/1/2032	122,966	119,930
Freddie Mac Gold Pool 3% 5/1/2043	8,195	7,581
Freddie Mac Gold Pool 3% 5/1/2043	26,178	24,293
Freddie Mac Gold Pool 3% 5/1/2043	14,299	13,267
Freddie Mac Gold Pool 3% 5/1/2043	171,822	159,347
Freddie Mac Gold Pool 3% 5/1/2043	7,432	6,913
Freddie Mac Gold Pool 3% 5/1/2043	24,485	22,715
Freddie Mac Gold Pool 3% 5/1/2045	57,192	52,592
Freddie Mac Gold Pool 3% 5/1/2045	5,698	5,251
Freddie Mac Gold Pool 3% 5/1/2046	137,022	125,914
Freddie Mac Gold Pool 3% 5/1/2046	21,693	19,935
Freddie Mac Gold Pool 3% 5/1/2048	23,005	21,016
Freddie Mac Gold Pool 3% 5/1/2051	26,025	23,516
Freddie Mac Gold Pool 3% 5/1/2051	284,458	257,038
Freddie Mac Gold Pool 3% 5/1/2052	1,054,264	949,262
Freddie Mac Gold Pool 3% 6/1/2027	1,740	1,712
Freddie Mac Gold Pool 3% 6/1/2028	4,651	4,571
Freddie Mac Gold Pool 3% 6/1/2028	2,478	2,433
Freddie Mac Gold Pool 3% 6/1/2030	28,028	27,436
Freddie Mac Gold Pool 3% 6/1/2031	10,884	10,632
Freddie Mac Gold Pool 3% 6/1/2043	90,967	84,478
Freddie Mac Gold Pool 3% 6/1/2043	14,728	13,740
Freddie Mac Gold Pool 3% 6/1/2043	6,985	6,479
Freddie Mac Gold Pool 3% 6/1/2043	14,702	13,656
Freddie Mac Gold Pool 3% 6/1/2043	10,356	9,608
Freddie Mac Gold Pool 3% 6/1/2043	10,562	9,815
Freddie Mac Gold Pool 3% 6/1/2045	6,508	6,035
Freddie Mac Gold Pool 3% 6/1/2045	151,832	139,619
Freddie Mac Gold Pool 3% 6/1/2045	16,213	15,066
Freddie Mac Gold Pool 3% 6/1/2046	135,308	124,170
Freddie Mac Gold Pool 3% 6/1/2052	633,134	571,510
Freddie Mac Gold Pool 3% 7/1/2029	19,051	18,695
Freddie Mac Gold Pool 3% 7/1/2032	55,382	54,091
Freddie Mac Gold Pool 3% 7/1/2032	22,432	21,851
Freddie Mac Gold Pool 3% 7/1/2034	5,102	4,929
Freddie Mac Gold Pool 3% 7/1/2042	46,757	43,520
Freddie Mac Gold Pool 3% 7/1/2043	6,399	5,937
Freddie Mac Gold Pool 3% 7/1/2043	8,998	8,324
Freddie Mac Gold Pool 3% 7/1/2043	19,784	18,361
Freddie Mac Gold Pool 3% 7/1/2043	342,939	318,084
Freddie Mac Gold Pool 3% 7/1/2043	20,286	18,823
Freddie Mac Gold Pool 3% 7/1/2043	17,916	16,622
Freddie Mac Gold Pool 3% 7/1/2045	4,922	4,535
Freddie Mac Gold Pool 3% 7/1/2045	242,264	222,777
Freddie Mac Gold Pool 3% 7/1/2045	11,487	10,595
Freddie Mac Gold Pool 3% 7/1/2048	17,214	15,725
Freddie Mac Gold Pool 3% 8/1/2028	3,160	3,102
Freddie Mac Gold Pool 3% 8/1/2030	45,810	44,842
Freddie Mac Gold Pool 3% 8/1/2032	89,603	87,362
Freddie Mac Gold Pool 3% 8/1/2034	65,951	63,715
Freddie Mac Gold Pool 3% 8/1/2042	3,163	2,938
Freddie Mac Gold Pool 3% 8/1/2043	10,207	9,458
Freddie Mac Gold Pool 3% 8/1/2045	7,675	7,110
Freddie Mac Gold Pool 3% 8/1/2047	5,214	4,770
Freddie Mac Gold Pool 3% 9/1/2028	1,932	1,896
Freddie Mac Gold Pool 3% 9/1/2028	3,861	3,792
Freddie Mac Gold Pool 3% 9/1/2029	2,836	2,777
Freddie Mac Gold Pool 3% 9/1/2030	26,666	26,088
Freddie Mac Gold Pool 3% 9/1/2032	12,924	12,579
Freddie Mac Gold Pool 3% 9/1/2033	22,976	22,269
Freddie Mac Gold Pool 3% 9/1/2034	45,835	44,281
Freddie Mac Gold Pool 3% 9/1/2042	6,454	6,002
Freddie Mac Gold Pool 3% 9/1/2043	35,721	33,113
Freddie Mac Gold Pool 3% 9/1/2043	6,269	5,820
Freddie Mac Gold Pool 3% 9/1/2043	8,182	7,585
Freddie Mac Gold Pool 3% 9/1/2043	3,880	3,590
Freddie Mac Gold Pool 3% 9/1/2043	9,907	9,164
Freddie Mac Gold Pool 3% 9/1/2046	120,448	111,536
Freddie Mac Gold Pool 3% 9/1/2050	74,258	67,216
Freddie Mac Gold Pool 3% 9/1/2051	21,908	19,789
Freddie Mac Gold Pool 3% 9/1/2051	254,242	229,655
Freddie Mac Gold Pool 3.5% 1/1/2029	3,425	3,417
Freddie Mac Gold Pool 3.5% 1/1/2031	4,154	4,114
Freddie Mac Gold Pool 3.5% 1/1/2034	4,274	4,202
Freddie Mac Gold Pool 3.5% 1/1/2044	286,787	275,553
Freddie Mac Gold Pool 3.5% 1/1/2044	50,607	48,657
Freddie Mac Gold Pool 3.5% 1/1/2045	16,824	16,020
Freddie Mac Gold Pool 3.5% 1/1/2046	8,047	7,635
Freddie Mac Gold Pool 3.5% 1/1/2052	45,743	42,770
Freddie Mac Gold Pool 3.5% 10/1/2033	10,743	10,571
Freddie Mac Gold Pool 3.5% 10/1/2033	66,794	65,789
Freddie Mac Gold Pool 3.5% 10/1/2040	5,697	5,448
Freddie Mac Gold Pool 3.5% 10/1/2042	9,376	9,009
Freddie Mac Gold Pool 3.5% 10/1/2042	28,852	27,737
Freddie Mac Gold Pool 3.5% 10/1/2042	5,077	4,884
Freddie Mac Gold Pool 3.5% 10/1/2045	154,741	147,013
Freddie Mac Gold Pool 3.5% 10/1/2047	9,237	8,801
Freddie Mac Gold Pool 3.5% 10/1/2047	9,814	9,278
Freddie Mac Gold Pool 3.5% 10/1/2049	457,311	431,847
Freddie Mac Gold Pool 3.5% 10/1/2049	90,527	85,062
Freddie Mac Gold Pool 3.5% 11/1/2033	5,538	5,454
Freddie Mac Gold Pool 3.5% 11/1/2033	25,602	25,192
Freddie Mac Gold Pool 3.5% 11/1/2040	10,568	10,107
Freddie Mac Gold Pool 3.5% 11/1/2042	211,978	203,433
Freddie Mac Gold Pool 3.5% 11/1/2044	10,973	10,449
Freddie Mac Gold Pool 3.5% 11/1/2045	242,383	230,504
Freddie Mac Gold Pool 3.5% 11/1/2047	6,390	6,034
Freddie Mac Gold Pool 3.5% 11/1/2047	63,309	60,298
Freddie Mac Gold Pool 3.5% 11/1/2048	6,119	5,778
Freddie Mac Gold Pool 3.5% 12/1/2033	14,937	14,683
Freddie Mac Gold Pool 3.5% 12/1/2033	45,849	44,947
Freddie Mac Gold Pool 3.5% 12/1/2040	9,492	9,065
Freddie Mac Gold Pool 3.5% 12/1/2042	6,778	6,512
Freddie Mac Gold Pool 3.5% 12/1/2042	4,304	4,137
Freddie Mac Gold Pool 3.5% 12/1/2044	55,092	52,987
Freddie Mac Gold Pool 3.5% 12/1/2045	75,413	71,646
Freddie Mac Gold Pool 3.5% 12/1/2046	18,019	17,051
Freddie Mac Gold Pool 3.5% 12/1/2047	35,827	33,836
Freddie Mac Gold Pool 3.5% 12/1/2047	17,074	16,257
Freddie Mac Gold Pool 3.5% 12/1/2047	98,423	92,953
Freddie Mac Gold Pool 3.5% 2/1/2034	61,128	60,046
Freddie Mac Gold Pool 3.5% 2/1/2034	1,208,224	1,184,454
Freddie Mac Gold Pool 3.5% 2/1/2042	106,050	102,062
Freddie Mac Gold Pool 3.5% 2/1/2043	426,513	409,779
Freddie Mac Gold Pool 3.5% 2/1/2043	25,546	24,583
Freddie Mac Gold Pool 3.5% 2/1/2043	47,164	45,190
Freddie Mac Gold Pool 3.5% 2/1/2043	5,239	5,046
Freddie Mac Gold Pool 3.5% 2/1/2043	10,038	9,697
Freddie Mac Gold Pool 3.5% 2/1/2044	23,018	22,124
Freddie Mac Gold Pool 3.5% 2/1/2044	35,889	34,461
Freddie Mac Gold Pool 3.5% 2/1/2045	35,381	33,669
Freddie Mac Gold Pool 3.5% 2/1/2045	200,142	190,583
Freddie Mac Gold Pool 3.5% 2/1/2052	94,995	89,119
Freddie Mac Gold Pool 3.5% 2/1/2052	154,295	144,896
Freddie Mac Gold Pool 3.5% 3/1/2032	3,313	3,268
Freddie Mac Gold Pool 3.5% 3/1/2032	119,550	117,609
Freddie Mac Gold Pool 3.5% 3/1/2045	4,072	3,875
Freddie Mac Gold Pool 3.5% 3/1/2045	41,126	39,136
Freddie Mac Gold Pool 3.5% 3/1/2045	14,768	14,054
Freddie Mac Gold Pool 3.5% 3/1/2046	265,180	251,604
Freddie Mac Gold Pool 3.5% 3/1/2050	1,559,586	1,478,106
Freddie Mac Gold Pool 3.5% 3/1/2050	15,748	14,792
Freddie Mac Gold Pool 3.5% 3/1/2052	200,157	187,714
Freddie Mac Gold Pool 3.5% 3/1/2052	993,136	925,810
Freddie Mac Gold Pool 3.5% 4/1/2028	4,885	4,833
Freddie Mac Gold Pool 3.5% 4/1/2033	6,467	6,374
Freddie Mac Gold Pool 3.5% 4/1/2034	4,302	4,229
Freddie Mac Gold Pool 3.5% 4/1/2040	11,372	10,893
Freddie Mac Gold Pool 3.5% 4/1/2042	10,802	10,403
Freddie Mac Gold Pool 3.5% 4/1/2042	4,252	4,092
Freddie Mac Gold Pool 3.5% 4/1/2042	192,784	185,552
Freddie Mac Gold Pool 3.5% 4/1/2043	43,759	42,045
Freddie Mac Gold Pool 3.5% 4/1/2043	186,612	179,265
Freddie Mac Gold Pool 3.5% 4/1/2043	19,749	18,987
Freddie Mac Gold Pool 3.5% 4/1/2046	61,776	58,536
Freddie Mac Gold Pool 3.5% 4/1/2046	176,801	167,473
Freddie Mac Gold Pool 3.5% 4/1/2046	113,460	107,758
Freddie Mac Gold Pool 3.5% 4/1/2052	1,034,237	963,479
Freddie Mac Gold Pool 3.5% 4/1/2052	432,176	408,146
Freddie Mac Gold Pool 3.5% 5/1/2032	22,655	22,413
Freddie Mac Gold Pool 3.5% 5/1/2034	53,200	52,004
Freddie Mac Gold Pool 3.5% 5/1/2039	7,694	7,429
Freddie Mac Gold Pool 3.5% 5/1/2040	23,678	22,680
Freddie Mac Gold Pool 3.5% 5/1/2042	7,152	6,883
Freddie Mac Gold Pool 3.5% 5/1/2043	7,797	7,488
Freddie Mac Gold Pool 3.5% 5/1/2043	77,482	74,305
Freddie Mac Gold Pool 3.5% 5/1/2043	74,741	71,707
Freddie Mac Gold Pool 3.5% 5/1/2043	7,496	7,186
Freddie Mac Gold Pool 3.5% 5/1/2045	95,973	91,329
Freddie Mac Gold Pool 3.5% 5/1/2045	155,618	148,088
Freddie Mac Gold Pool 3.5% 5/1/2046	9,317	8,826
Freddie Mac Gold Pool 3.5% 5/1/2046	71,676	68,074
Freddie Mac Gold Pool 3.5% 5/1/2046	102,993	98,171
Freddie Mac Gold Pool 3.5% 5/1/2048	3,624	3,428
Freddie Mac Gold Pool 3.5% 6/1/2032	566,989	557,783
Freddie Mac Gold Pool 3.5% 6/1/2038	4,017	3,883
Freddie Mac Gold Pool 3.5% 6/1/2039	66,758	64,459
Freddie Mac Gold Pool 3.5% 6/1/2040	21,924	20,966
Freddie Mac Gold Pool 3.5% 6/1/2045	191,798	182,518
Freddie Mac Gold Pool 3.5% 6/1/2045	29,095	27,688
Freddie Mac Gold Pool 3.5% 6/1/2048	3,807	3,592
Freddie Mac Gold Pool 3.5% 7/1/2029	36,207	36,125
Freddie Mac Gold Pool 3.5% 7/1/2032	27,057	26,684
Freddie Mac Gold Pool 3.5% 7/1/2033	59,176	58,228
Freddie Mac Gold Pool 3.5% 7/1/2034	5,627	5,525
Freddie Mac Gold Pool 3.5% 7/1/2039	12,184	11,764
Freddie Mac Gold Pool 3.5% 7/1/2040	2,927	2,799
Freddie Mac Gold Pool 3.5% 7/1/2042	527,829	507,072
Freddie Mac Gold Pool 3.5% 7/1/2042	14,284	13,753
Freddie Mac Gold Pool 3.5% 7/1/2042	240,879	231,537
Freddie Mac Gold Pool 3.5% 7/1/2045	280,215	266,220
Freddie Mac Gold Pool 3.5% 7/1/2046	986,440	941,378
Freddie Mac Gold Pool 3.5% 7/1/2047	157,657	150,258
Freddie Mac Gold Pool 3.5% 7/1/2051	344,364	322,526
Freddie Mac Gold Pool 3.5% 7/1/2052	74,056	69,290
Freddie Mac Gold Pool 3.5% 8/1/2032	57,228	56,439
Freddie Mac Gold Pool 3.5% 8/1/2034	88,698	86,704
Freddie Mac Gold Pool 3.5% 8/1/2034	41,649	40,891
Freddie Mac Gold Pool 3.5% 8/1/2039	20,982	20,260
Freddie Mac Gold Pool 3.5% 8/1/2040	13,310	12,728
Freddie Mac Gold Pool 3.5% 8/1/2042	7,458	7,162
Freddie Mac Gold Pool 3.5% 8/1/2042	83,637	80,413
Freddie Mac Gold Pool 3.5% 8/1/2042	2,165	2,083
Freddie Mac Gold Pool 3.5% 8/1/2043	29,070	27,900
Freddie Mac Gold Pool 3.5% 8/1/2043	3,129	2,996
Freddie Mac Gold Pool 3.5% 8/1/2043	10,117	9,709
Freddie Mac Gold Pool 3.5% 8/1/2045	143,442	136,277
Freddie Mac Gold Pool 3.5% 8/1/2045	3,346	3,179
Freddie Mac Gold Pool 3.5% 8/1/2046	302,153	286,212
Freddie Mac Gold Pool 3.5% 8/1/2047	5,061	4,788
Freddie Mac Gold Pool 3.5% 8/1/2047	28,406	27,064
Freddie Mac Gold Pool 3.5% 8/1/2047	19,677	18,753
Freddie Mac Gold Pool 3.5% 8/1/2047	243,380	231,958
Freddie Mac Gold Pool 3.5% 9/1/2033	15,453	15,220
Freddie Mac Gold Pool 3.5% 9/1/2033	23,072	22,703
Freddie Mac Gold Pool 3.5% 9/1/2040	10,077	9,637
Freddie Mac Gold Pool 3.5% 9/1/2042	616,212	591,877
Freddie Mac Gold Pool 3.5% 9/1/2042	698,020	670,249
Freddie Mac Gold Pool 3.5% 9/1/2043	8,681	8,318
Freddie Mac Gold Pool 3.5% 9/1/2043	31,201	29,960
Freddie Mac Gold Pool 3.5% 9/1/2043	12,954	12,414
Freddie Mac Gold Pool 3.5% 9/1/2045	66,180	62,874
Freddie Mac Gold Pool 3.5% 9/1/2045	2,859	2,716
Freddie Mac Gold Pool 3.5% 9/1/2046	43,272	41,151
Freddie Mac Gold Pool 3.5% 9/1/2046	61,146	57,920
Freddie Mac Gold Pool 3.5% 9/1/2047	6,213	5,920
Freddie Mac Gold Pool 3.5% 9/1/2047	222,802	211,674
Freddie Mac Gold Pool 3.5% 9/1/2047	6,677	6,362
Freddie Mac Gold Pool 4% 1/1/2039	7,131	7,035
Freddie Mac Gold Pool 4% 1/1/2049	28,360	27,545
Freddie Mac Gold Pool 4% 1/1/2049	21,357	20,743
Freddie Mac Gold Pool 4% 1/1/2052	26,583	25,661
Freddie Mac Gold Pool 4% 10/1/2033	2,897	2,897
Freddie Mac Gold Pool 4% 10/1/2034	10,089	10,088
Freddie Mac Gold Pool 4% 10/1/2041	88,021	86,684
Freddie Mac Gold Pool 4% 10/1/2047	46,207	44,986
Freddie Mac Gold Pool 4% 10/1/2048	13,410	13,029
Freddie Mac Gold Pool 4% 10/1/2048	22,291	21,681
Freddie Mac Gold Pool 4% 10/1/2048	76,731	74,631
Freddie Mac Gold Pool 4% 10/1/2051	15,041	14,529
Freddie Mac Gold Pool 4% 11/1/2043	50,915	50,031
Freddie Mac Gold Pool 4% 11/1/2048	13,761	13,389
Freddie Mac Gold Pool 4% 11/1/2048	9,671	9,396
Freddie Mac Gold Pool 4% 11/1/2048	6,636	6,447
Freddie Mac Gold Pool 4% 12/1/2038	47,712	47,190
Freddie Mac Gold Pool 4% 12/1/2045	13,397	13,110
Freddie Mac Gold Pool 4% 12/1/2048	8,746	8,503
Freddie Mac Gold Pool 4% 12/1/2048	9,223	8,970
Freddie Mac Gold Pool 4% 12/1/2049	6,478	6,258
Freddie Mac Gold Pool 4% 12/1/2049	5,517	5,345
Freddie Mac Gold Pool 4% 2/1/2043	2,999	2,946
Freddie Mac Gold Pool 4% 2/1/2045	79,457	78,016
Freddie Mac Gold Pool 4% 2/1/2045	40,181	39,426
Freddie Mac Gold Pool 4% 2/1/2046	3,746	3,666
Freddie Mac Gold Pool 4% 2/1/2047	53,052	51,832
Freddie Mac Gold Pool 4% 2/1/2049	24,372	23,671
Freddie Mac Gold Pool 4% 3/1/2049	3,499	3,396
Freddie Mac Gold Pool 4% 3/1/2049	6,927	6,724
Freddie Mac Gold Pool 4% 3/1/2049	82,874	80,492
Freddie Mac Gold Pool 4% 4/1/2035	44,305	44,256
Freddie Mac Gold Pool 4% 4/1/2043	3,907	3,843
Freddie Mac Gold Pool 4% 4/1/2046	25,694	25,143
Freddie Mac Gold Pool 4% 4/1/2046	6,413	6,276
Freddie Mac Gold Pool 4% 4/1/2047	29,371	28,632
Freddie Mac Gold Pool 4% 4/1/2047	126,028	122,855
Freddie Mac Gold Pool 4% 4/1/2048	43,555	42,390
Freddie Mac Gold Pool 4% 4/1/2049	11,744	11,399
Freddie Mac Gold Pool 4% 4/1/2050	11,202	10,852
Freddie Mac Gold Pool 4% 5/1/2037	331,460	328,690
Freddie Mac Gold Pool 4% 5/1/2047	37,267	36,329
Freddie Mac Gold Pool 4% 5/1/2048	120,671	117,444
Freddie Mac Gold Pool 4% 5/1/2048	14,970	14,554
Freddie Mac Gold Pool 4% 5/1/2048	26,407	25,673
Freddie Mac Gold Pool 4% 5/1/2048	18,514	18,013
Freddie Mac Gold Pool 4% 5/1/2048	183,179	178,542
Freddie Mac Gold Pool 4% 5/1/2048	122,023	119,103
Freddie Mac Gold Pool 4% 5/1/2049	4,353	4,224
Freddie Mac Gold Pool 4% 5/1/2049	5,692	5,525
Freddie Mac Gold Pool 4% 5/1/2050	67,181	65,040
Freddie Mac Gold Pool 4% 5/1/2051	9,671	9,306
Freddie Mac Gold Pool 4% 6/1/2044	3,545	3,504
Freddie Mac Gold Pool 4% 6/1/2047	90,329	88,252
Freddie Mac Gold Pool 4% 6/1/2047	39,440	38,182
Freddie Mac Gold Pool 4% 6/1/2048	12,607	12,258
Freddie Mac Gold Pool 4% 6/1/2048	333,360	325,591
Freddie Mac Gold Pool 4% 6/1/2048	4,221	4,103
Freddie Mac Gold Pool 4% 6/1/2048	11,727	11,410
Freddie Mac Gold Pool 4% 6/1/2049	6,337	6,149
Freddie Mac Gold Pool 4% 7/1/2047	192,417	187,572
Freddie Mac Gold Pool 4% 7/1/2047	7,320	7,134
Freddie Mac Gold Pool 4% 7/1/2048	11,706	11,377
Freddie Mac Gold Pool 4% 7/1/2048	52,857	51,427
Freddie Mac Gold Pool 4% 7/1/2048	49,039	47,957
Freddie Mac Gold Pool 4% 7/1/2048	134,653	131,011
Freddie Mac Gold Pool 4% 7/1/2049	12,414	12,038
Freddie Mac Gold Pool 4% 7/1/2049	7,653	7,421
Freddie Mac Gold Pool 4% 8/1/2033	4,073	4,074
Freddie Mac Gold Pool 4% 8/1/2048	3,672	3,542
Freddie Mac Gold Pool 4% 8/1/2048	13,820	13,442
Freddie Mac Gold Pool 4% 8/1/2048	13,951	13,559
Freddie Mac Gold Pool 4% 8/1/2048	197,899	192,546
Freddie Mac Gold Pool 4% 8/1/2048	2,102	2,049
Freddie Mac Gold Pool 4% 8/1/2049	334,673	324,529
Freddie Mac Gold Pool 4% 8/1/2049	87,605	84,950
Freddie Mac Gold Pool 4% 8/1/2052 (j)	2,224,270	2,154,766
Freddie Mac Gold Pool 4% 9/1/2041	9,389	9,248
Freddie Mac Gold Pool 4% 9/1/2044	12,754	12,510
Freddie Mac Gold Pool 4% 9/1/2044	13,684	13,437
Freddie Mac Gold Pool 4% 9/1/2047	23,648	23,023
Freddie Mac Gold Pool 4% 9/1/2048	22,306	21,696
Freddie Mac Gold Pool 4% 9/1/2048	5,559	5,400
Freddie Mac Gold Pool 4% 9/1/2048	20,223	19,638
Freddie Mac Gold Pool 4% 9/1/2048	3,803	3,695
Freddie Mac Gold Pool 4% 9/1/2048	17,516	17,042
Freddie Mac Gold Pool 4% 9/1/2048	20,925	20,398
Freddie Mac Gold Pool 4% 9/1/2048	12,443	12,103
Freddie Mac Gold Pool 4% 9/1/2048	11,898	11,588
Freddie Mac Gold Pool 4% 9/1/2049	42,477	41,189
Freddie Mac Gold Pool 4.5% 1/1/2041	3,616	3,650
Freddie Mac Gold Pool 4.5% 1/1/2041	17,553	17,727
Freddie Mac Gold Pool 4.5% 1/1/2042	164,483	166,117
Freddie Mac Gold Pool 4.5% 1/1/2044	45,283	45,512
Freddie Mac Gold Pool 4.5% 1/1/2049	2,634	2,627
Freddie Mac Gold Pool 4.5% 1/1/2049	5,724	5,702
Freddie Mac Gold Pool 4.5% 1/1/2049	4,199	4,183
Freddie Mac Gold Pool 4.5% 1/1/2049	32,274	32,185
Freddie Mac Gold Pool 4.5% 1/1/2049	106,457	106,049
Freddie Mac Gold Pool 4.5% 1/1/2049	7,120	7,101
Freddie Mac Gold Pool 4.5% 10/1/2039	4,070	4,108
Freddie Mac Gold Pool 4.5% 10/1/2040	9,630	9,725
Freddie Mac Gold Pool 4.5% 10/1/2041	80,580	81,378
Freddie Mac Gold Pool 4.5% 10/1/2041	1,972	1,991
Freddie Mac Gold Pool 4.5% 10/1/2042	125,361	125,389
Freddie Mac Gold Pool 4.5% 10/1/2043	12,741	12,809
Freddie Mac Gold Pool 4.5% 10/1/2048	12,689	12,666
Freddie Mac Gold Pool 4.5% 10/1/2048	4,999	4,992
Freddie Mac Gold Pool 4.5% 10/1/2048	273,664	274,878
Freddie Mac Gold Pool 4.5% 10/1/2048	9,089	9,066
Freddie Mac Gold Pool 4.5% 10/1/2049	30,150	30,025
Freddie Mac Gold Pool 4.5% 11/1/2039	70,606	71,297
Freddie Mac Gold Pool 4.5% 11/1/2041	44,949	45,395
Freddie Mac Gold Pool 4.5% 11/1/2044	1,115	1,120
Freddie Mac Gold Pool 4.5% 11/1/2047	20,571	20,559
Freddie Mac Gold Pool 4.5% 11/1/2047	21,884	21,872
Freddie Mac Gold Pool 4.5% 11/1/2048	2,606	2,601
Freddie Mac Gold Pool 4.5% 11/1/2049	3,079	3,065
Freddie Mac Gold Pool 4.5% 11/1/2049	30,217	30,082
Freddie Mac Gold Pool 4.5% 12/1/2040	10,911	11,019
Freddie Mac Gold Pool 4.5% 12/1/2042	79,368	79,386
Freddie Mac Gold Pool 4.5% 12/1/2043	44,027	44,250
Freddie Mac Gold Pool 4.5% 12/1/2044	2,420	2,431
Freddie Mac Gold Pool 4.5% 12/1/2045	11,526	11,638
Freddie Mac Gold Pool 4.5% 12/1/2046	4,586	4,596
Freddie Mac Gold Pool 4.5% 12/1/2047	74,124	74,082
Freddie Mac Gold Pool 4.5% 12/1/2048	16,927	16,862
Freddie Mac Gold Pool 4.5% 12/1/2048	27,205	27,165
Freddie Mac Gold Pool 4.5% 12/1/2048	4,956	4,937
Freddie Mac Gold Pool 4.5% 2/1/2041	8,299	8,381
Freddie Mac Gold Pool 4.5% 2/1/2041	6,627	6,693
Freddie Mac Gold Pool 4.5% 2/1/2041	4,087	4,127
Freddie Mac Gold Pool 4.5% 2/1/2041	2,777	2,805
Freddie Mac Gold Pool 4.5% 2/1/2041	4,970	5,019
Freddie Mac Gold Pool 4.5% 2/1/2041	6,564	6,630
Freddie Mac Gold Pool 4.5% 2/1/2044	24,681	24,813
Freddie Mac Gold Pool 4.5% 2/1/2047	17,056	17,089
Freddie Mac Gold Pool 4.5% 2/1/2047	4,998	5,000
Freddie Mac Gold Pool 4.5% 2/1/2048	4,831	4,825
Freddie Mac Gold Pool 4.5% 2/1/2049	1,931	1,925
Freddie Mac Gold Pool 4.5% 2/1/2049	5,189	5,172
Freddie Mac Gold Pool 4.5% 2/1/2049	108,884	108,466
Freddie Mac Gold Pool 4.5% 2/1/2050	7,143	7,107
Freddie Mac Gold Pool 4.5% 3/1/2041	6,299	6,362
Freddie Mac Gold Pool 4.5% 3/1/2041	4,545	4,590
Freddie Mac Gold Pool 4.5% 3/1/2041	27,408	27,680
Freddie Mac Gold Pool 4.5% 3/1/2044	25,474	25,603
Freddie Mac Gold Pool 4.5% 3/1/2044	8,880	8,928
Freddie Mac Gold Pool 4.5% 3/1/2044	21,846	21,964
Freddie Mac Gold Pool 4.5% 3/1/2044	18,314	18,413
Freddie Mac Gold Pool 4.5% 3/1/2049	1,045	1,041
Freddie Mac Gold Pool 4.5% 3/1/2049	91,286	90,936
Freddie Mac Gold Pool 4.5% 3/1/2050	23,196	23,078
Freddie Mac Gold Pool 4.5% 4/1/2041	11,216	11,328
Freddie Mac Gold Pool 4.5% 4/1/2041	44,896	45,342
Freddie Mac Gold Pool 4.5% 4/1/2041	13,974	14,112
Freddie Mac Gold Pool 4.5% 4/1/2044	17,215	17,302
Freddie Mac Gold Pool 4.5% 4/1/2044	1,929	1,939
Freddie Mac Gold Pool 4.5% 4/1/2047	12,615	12,596
Freddie Mac Gold Pool 4.5% 4/1/2048	3,990	3,985
Freddie Mac Gold Pool 4.5% 4/1/2048	13,233	13,222
Freddie Mac Gold Pool 4.5% 4/1/2048	13,513	13,502
Freddie Mac Gold Pool 4.5% 4/1/2048	41,355	41,319
Freddie Mac Gold Pool 4.5% 4/1/2048	15,195	15,177
Freddie Mac Gold Pool 4.5% 4/1/2049	2,211	2,203
Freddie Mac Gold Pool 4.5% 4/1/2049	15,603	15,543
Freddie Mac Gold Pool 4.5% 4/1/2049	27,532	27,427
Freddie Mac Gold Pool 4.5% 4/1/2050	53,472	53,166
Freddie Mac Gold Pool 4.5% 5/1/2039	44,541	44,961
Freddie Mac Gold Pool 4.5% 5/1/2041	11,779	11,896
Freddie Mac Gold Pool 4.5% 5/1/2041	12,038	12,157
Freddie Mac Gold Pool 4.5% 5/1/2044	6,387	6,419
Freddie Mac Gold Pool 4.5% 5/1/2047	44,030	44,115
Freddie Mac Gold Pool 4.5% 5/1/2047	32,024	32,086
Freddie Mac Gold Pool 4.5% 5/1/2047	15,109	15,138
Freddie Mac Gold Pool 4.5% 5/1/2048	132,297	132,140
Freddie Mac Gold Pool 4.5% 5/1/2048	27,071	27,047
Freddie Mac Gold Pool 4.5% 5/1/2049	53,050	52,847
Freddie Mac Gold Pool 4.5% 6/1/2025	169	169
Freddie Mac Gold Pool 4.5% 6/1/2041	12,767	12,892
Freddie Mac Gold Pool 4.5% 6/1/2041	8,038	8,116
Freddie Mac Gold Pool 4.5% 6/1/2041	4,016	4,054
Freddie Mac Gold Pool 4.5% 6/1/2041	9,303	9,395
Freddie Mac Gold Pool 4.5% 6/1/2047	62,036	62,157
Freddie Mac Gold Pool 4.5% 6/1/2047	21,136	21,217
Freddie Mac Gold Pool 4.5% 6/1/2047	10,365	10,365
Freddie Mac Gold Pool 4.5% 6/1/2048	19,881	19,836
Freddie Mac Gold Pool 4.5% 6/1/2048	20,423	20,399
Freddie Mac Gold Pool 4.5% 6/1/2048	6,334	6,326
Freddie Mac Gold Pool 4.5% 6/1/2049	10,866	10,821
Freddie Mac Gold Pool 4.5% 6/1/2049	9,525	9,485
Freddie Mac Gold Pool 4.5% 7/1/2025	2,080	2,076
Freddie Mac Gold Pool 4.5% 7/1/2030	757	763
Freddie Mac Gold Pool 4.5% 7/1/2039	27,880	28,148
Freddie Mac Gold Pool 4.5% 7/1/2041	162,986	164,401
Freddie Mac Gold Pool 4.5% 7/1/2041	19,898	20,095
Freddie Mac Gold Pool 4.5% 7/1/2047	25,831	25,873
Freddie Mac Gold Pool 4.5% 7/1/2047	15,294	15,348
Freddie Mac Gold Pool 4.5% 7/1/2047	41,135	41,124
Freddie Mac Gold Pool 4.5% 7/1/2047	13,033	12,982
Freddie Mac Gold Pool 4.5% 7/1/2047	34,746	34,933
Freddie Mac Gold Pool 4.5% 7/1/2048	8,627	8,604
Freddie Mac Gold Pool 4.5% 7/1/2048	4,242	4,231
Freddie Mac Gold Pool 4.5% 7/1/2049	6,161	6,136
Freddie Mac Gold Pool 4.5% 7/1/2050	9,495	9,434
Freddie Mac Gold Pool 4.5% 8/1/2039	5,655	5,710
Freddie Mac Gold Pool 4.5% 8/1/2040	1,148	1,159
Freddie Mac Gold Pool 4.5% 8/1/2041	1,003	1,013
Freddie Mac Gold Pool 4.5% 8/1/2041	14,026	14,166
Freddie Mac Gold Pool 4.5% 8/1/2047	116,838	116,809
Freddie Mac Gold Pool 4.5% 8/1/2048	74,171	74,060
Freddie Mac Gold Pool 4.5% 8/1/2048	268,708	268,012
Freddie Mac Gold Pool 4.5% 8/1/2049	6,109	6,084
Freddie Mac Gold Pool 4.5% 9/1/2025	19	18
Freddie Mac Gold Pool 4.5% 9/1/2041	19,061	19,250
Freddie Mac Gold Pool 4.5% 9/1/2041	110,681	111,780
Freddie Mac Gold Pool 4.5% 9/1/2046	4,443	4,447
Freddie Mac Gold Pool 4.5% 9/1/2047	14,810	14,802
Freddie Mac Gold Pool 4.5% 9/1/2047	10,689	10,686
Freddie Mac Gold Pool 4.5% 9/1/2048	11,446	11,416
Freddie Mac Gold Pool 4.5% 9/1/2048	40,470	40,409
Freddie Mac Gold Pool 4.5% 9/1/2048	69,570	69,465
Freddie Mac Gold Pool 4.5% 9/1/2049	7,217	7,187
Freddie Mac Gold Pool 4.5% 9/1/2050	11,809	11,727
Freddie Mac Gold Pool 5% 1/1/2039	323	332
Freddie Mac Gold Pool 5% 1/1/2040	18,518	19,030
Freddie Mac Gold Pool 5% 1/1/2049	16,179	16,415
Freddie Mac Gold Pool 5% 1/1/2049	3,585	3,637
Freddie Mac Gold Pool 5% 1/1/2053	667,110	671,596
Freddie Mac Gold Pool 5% 10/1/2038	614	630
Freddie Mac Gold Pool 5% 10/1/2048	3,922	3,987
Freddie Mac Gold Pool 5% 10/1/2048	12,993	13,207
Freddie Mac Gold Pool 5% 11/1/2038	1,465	1,504
Freddie Mac Gold Pool 5% 11/1/2038	1,169	1,201
Freddie Mac Gold Pool 5% 11/1/2048	14,526	14,764
Freddie Mac Gold Pool 5% 11/1/2052	1,511,798	1,527,160
Freddie Mac Gold Pool 5% 11/1/2052	449,040	454,585
Freddie Mac Gold Pool 5% 12/1/2036	1,781	1,824
Freddie Mac Gold Pool 5% 12/1/2038	13,940	14,309
Freddie Mac Gold Pool 5% 12/1/2038	426	437
Freddie Mac Gold Pool 5% 12/1/2048	19,787	20,074
Freddie Mac Gold Pool 5% 12/1/2048	42,051	42,663
Freddie Mac Gold Pool 5% 12/1/2052	2,054,529	2,075,406
Freddie Mac Gold Pool 5% 12/1/2052	195,386	197,005
Freddie Mac Gold Pool 5% 12/1/2052	1,881,034	1,896,621
Freddie Mac Gold Pool 5% 2/1/2037	1,020	1,047
Freddie Mac Gold Pool 5% 2/1/2038	3,466	3,559
Freddie Mac Gold Pool 5% 2/1/2038	20,257	20,717
Freddie Mac Gold Pool 5% 2/1/2038	371	381
Freddie Mac Gold Pool 5% 2/1/2039	13,679	14,056
Freddie Mac Gold Pool 5% 2/1/2039	388	399
Freddie Mac Gold Pool 5% 2/1/2049	6,616	6,713
Freddie Mac Gold Pool 5% 2/1/2049	9,898	10,042
Freddie Mac Gold Pool 5% 2/1/2049	70,289	71,389
Freddie Mac Gold Pool 5% 2/1/2050	13,721	13,912
Freddie Mac Gold Pool 5% 3/1/2038	1,306	1,341
Freddie Mac Gold Pool 5% 3/1/2039	505	519
Freddie Mac Gold Pool 5% 4/1/2038	5,426	5,577
Freddie Mac Gold Pool 5% 4/1/2038	7,650	7,854
Freddie Mac Gold Pool 5% 4/1/2038	430	442
Freddie Mac Gold Pool 5% 4/1/2040	24,996	25,707
Freddie Mac Gold Pool 5% 4/1/2049	9,954	10,098
Freddie Mac Gold Pool 5% 4/1/2053	765,856	771,006
Freddie Mac Gold Pool 5% 5/1/2028	658	664
Freddie Mac Gold Pool 5% 5/1/2035	16,109	16,497
Freddie Mac Gold Pool 5% 5/1/2040	2,424	2,492
Freddie Mac Gold Pool 5% 5/1/2050	62,550	63,381
Freddie Mac Gold Pool 5% 6/1/2037	319	327
Freddie Mac Gold Pool 5% 6/1/2038	718	737
Freddie Mac Gold Pool 5% 6/1/2038	2,191	2,248
Freddie Mac Gold Pool 5% 6/1/2038	9,006	9,250
Freddie Mac Gold Pool 5% 6/1/2040	8,582	8,825
Freddie Mac Gold Pool 5% 6/1/2041	45,007	46,311
Freddie Mac Gold Pool 5% 6/1/2052	190,872	193,289
Freddie Mac Gold Pool 5% 7/1/2040	6,210	6,380
Freddie Mac Gold Pool 5% 7/1/2048	14,414	14,430
Freddie Mac Gold Pool 5% 7/1/2048	16,904	16,920
Freddie Mac Gold Pool 5% 8/1/2037	722	740
Freddie Mac Gold Pool 5% 8/1/2038	1,695	1,739
Freddie Mac Gold Pool 5% 8/1/2038	1,802	1,851
Freddie Mac Gold Pool 5% 8/1/2040	46,256	47,571
Freddie Mac Gold Pool 5% 8/1/2040	28,850	29,648
Freddie Mac Gold Pool 5% 8/1/2040	1,575	1,620
Freddie Mac Gold Pool 5% 8/1/2048	30,486	30,986
Freddie Mac Gold Pool 5% 8/1/2049	4,159	4,218
Freddie Mac Gold Pool 5% 9/1/2038	29,124	29,910
Freddie Mac Gold Pool 5% 9/1/2039	19,942	20,488
Freddie Mac Gold Pool 5% 9/1/2039	568	583
Freddie Mac Gold Pool 5% 9/1/2039	25,825	26,522
Freddie Mac Gold Pool 5% 9/1/2049	11,403	11,566
Freddie Mac Gold Pool 5.5% 1/1/2036	4,710	4,902
Freddie Mac Gold Pool 5.5% 1/1/2037	600	625
Freddie Mac Gold Pool 5.5% 1/1/2037	482	501
Freddie Mac Gold Pool 5.5% 1/1/2038	778	809
Freddie Mac Gold Pool 5.5% 1/1/2038	1,900	1,982
Freddie Mac Gold Pool 5.5% 1/1/2039	10,055	10,444
Freddie Mac Gold Pool 5.5% 1/1/2039	914	952
Freddie Mac Gold Pool 5.5% 1/1/2041	1,787	1,863
Freddie Mac Gold Pool 5.5% 10/1/2033	350	363
Freddie Mac Gold Pool 5.5% 10/1/2035	2,223	2,313
Freddie Mac Gold Pool 5.5% 11/1/2028	465	473
Freddie Mac Gold Pool 5.5% 11/1/2037	1,647	1,714
Freddie Mac Gold Pool 5.5% 11/1/2038	354	369
Freddie Mac Gold Pool 5.5% 12/1/2037	134	140
Freddie Mac Gold Pool 5.5% 12/1/2039	4,456	4,648
Freddie Mac Gold Pool 5.5% 2/1/2038	370	386
Freddie Mac Gold Pool 5.5% 2/1/2039	497	518
Freddie Mac Gold Pool 5.5% 2/1/2054	457,731	463,541
Freddie Mac Gold Pool 5.5% 3/1/2034	21,893	22,691
Freddie Mac Gold Pool 5.5% 3/1/2037	186	194
Freddie Mac Gold Pool 5.5% 3/1/2038	652	680
Freddie Mac Gold Pool 5.5% 3/1/2039	1,218	1,272
Freddie Mac Gold Pool 5.5% 3/1/2039	43,656	45,515
Freddie Mac Gold Pool 5.5% 3/1/2053 (k)	1,787,747	1,841,162
Freddie Mac Gold Pool 5.5% 4/1/2027	26	25
Freddie Mac Gold Pool 5.5% 4/1/2038	288	301
Freddie Mac Gold Pool 5.5% 4/1/2038	648	675
Freddie Mac Gold Pool 5.5% 4/1/2038	4,085	4,260
Freddie Mac Gold Pool 5.5% 4/1/2038	341	356
Freddie Mac Gold Pool 5.5% 4/1/2039	3,275	3,415
Freddie Mac Gold Pool 5.5% 4/1/2040	9,845	10,279
Freddie Mac Gold Pool 5.5% 5/1/2028	212	216
Freddie Mac Gold Pool 5.5% 5/1/2036	365	380
Freddie Mac Gold Pool 5.5% 5/1/2037	350	365
Freddie Mac Gold Pool 5.5% 5/1/2037	12,730	13,275
Freddie Mac Gold Pool 5.5% 5/1/2037	99	102
Freddie Mac Gold Pool 5.5% 5/1/2038	298	311
Freddie Mac Gold Pool 5.5% 5/1/2038	263	274
Freddie Mac Gold Pool 5.5% 5/1/2038	6,909	7,211
Freddie Mac Gold Pool 5.5% 5/1/2038	267	279
Freddie Mac Gold Pool 5.5% 5/1/2053	1,019,463	1,039,729
Freddie Mac Gold Pool 5.5% 6/1/2027	561	569
Freddie Mac Gold Pool 5.5% 6/1/2038	3,138	3,273
Freddie Mac Gold Pool 5.5% 6/1/2038	480	501
Freddie Mac Gold Pool 5.5% 6/1/2038	413	431
Freddie Mac Gold Pool 5.5% 6/1/2038	847	883
Freddie Mac Gold Pool 5.5% 6/1/2041	15,070	15,745
Freddie Mac Gold Pool 5.5% 6/1/2041	7,782	8,101
Freddie Mac Gold Pool 5.5% 6/1/2041	24,766	25,689
Freddie Mac Gold Pool 5.5% 6/1/2049	118,209	121,741
Freddie Mac Gold Pool 5.5% 7/1/2028	237	242
Freddie Mac Gold Pool 5.5% 7/1/2035	13,899	14,398
Freddie Mac Gold Pool 5.5% 7/1/2036	6,560	6,837
Freddie Mac Gold Pool 5.5% 7/1/2038	327	341
Freddie Mac Gold Pool 5.5% 7/1/2038	217	227
Freddie Mac Gold Pool 5.5% 8/1/2038	801	836
Freddie Mac Gold Pool 5.5% 8/1/2038	556	579
Freddie Mac Gold Pool 5.5% 8/1/2038	334	348
Freddie Mac Gold Pool 5.5% 8/1/2039	5,906	6,173
Freddie Mac Gold Pool 5.5% 8/1/2040	1,321	1,378
Freddie Mac Gold Pool 5.5% 9/1/2038	4,762	4,968
Freddie Mac Gold Pool 5.5% 9/1/2038	629	656
Freddie Mac Gold Pool 5.5% 9/1/2038	390	407
Freddie Mac Gold Pool 5.5% 9/1/2040	20,065	20,924
Freddie Mac Gold Pool 6% 11/1/2053	285,760	293,652
Freddie Mac Gold Pool 6% 4/1/2032	23,559	24,368
Freddie Mac Gold Pool 6% 5/1/2033	5,360	5,523
Freddie Mac Gold Pool 6% 7/1/2037	780	821
Freddie Mac Gold Pool 6% 8/1/2037	8,812	9,246
Freddie Mac Gold Pool 6.5% 1/1/2054	1,652,523	1,731,396
Freddie Mac Gold Pool 6.5% 10/1/2037	405	428
Freddie Mac Gold Pool 6.5% 10/1/2053	458,223	480,093
Freddie Mac Gold Pool 6.5% 10/1/2053	472,826	494,064
Freddie Mac Gold Pool 6.5% 11/1/2036	204	215
Freddie Mac Gold Pool 6.5% 12/1/2037	331	350
Freddie Mac Gold Pool 6.5% 9/1/2037	248	260
Freddie Mac Gold Pool 6.5% 9/1/2053	348,583	364,349
Freddie Mac Gold Pool 6.5% 9/1/2053	352,764	371,034
Freddie Mac Gold Pool 7.5% 1/1/2027	42	42
Freddie Mac Gold Pool 7.5% 10/1/2027	7	7
Freddie Mac Gold Pool 7.5% 11/1/2029	327	342
Freddie Mac Gold Pool 7.5% 2/1/2028	19	19
Freddie Mac Gold Pool 7.5% 8/1/2026	6	5
Freddie Mac Gold Pool 7.5% 9/1/2031	580	612
Freddie Mac Gold Pool 8% 5/1/2027	14	13
Freddie Mac Gold Pool 8.5% 1/1/2028	42	42
Freddie Mac Gold Pool 8.5% 5/1/2027	16	15
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.701%, 5.928% 3/1/2036 (b)(c)	31,316	31,522
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.465% 12/1/2035 (b)(c)	13,724	13,992
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 6.371% 1/1/2035 (b)(c)	434	441
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 6.454% 3/1/2035 (b)(c)	7,269	7,378
Freddie Mac Non Gold Pool 4.5% 10/1/2040	1,515	1,530
Freddie Mac Non Gold Pool 4.5% 9/1/2040	30,784	31,090
Freddie Mac Non Gold Pool 5% 8/1/2053	474,587	475,999
Freddie Mac Non Gold Pool 5% 9/1/2040	4,181	4,301
Freddie Mac Non Gold Pool 5.5% 8/1/2053	588,317	603,137
Freddie Mac Non Gold Pool 5.5% 8/1/2053	919,812	942,983
Freddie Mac Non Gold Pool 6% 4/1/2054	1,050,839	1,075,918
Freddie Mac Non Gold Pool 6% 6/1/2053	550,562	570,067
Freddie Mac Non Gold Pool 6% 6/1/2053	645,908	666,773
Freddie Mac Non Gold Pool 6% 6/1/2053	646,370	670,684
Freddie Mac Non Gold Pool 6% 7/1/2053	566,821	588,142
Freddie Mac Non Gold Pool 6% 7/1/2053	502,837	520,651
Freddie Mac Non Gold Pool 6% 9/1/2053	511,699	525,830
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.375%, 5.861% 3/1/2036 (b)(c)	3,934	4,017
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.88%, 7.255% 4/1/2041 (b)(c)	658	676
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.88%, 7.455% 9/1/2041 (b)(c)	2,811	2,892
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.9%, 7.282% 9/1/2037 (b)(c)	1,971	2,028
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.91%, 7.155% 5/1/2041 (b)(c)	5,337	5,491
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.91%, 7.54% 5/1/2041 (b)(c)	5,327	5,480
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.91%, 7.628% 6/1/2041 (b)(c)	5,129	5,277
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 1.91%, 7.785% 6/1/2041 (b)(c)	1,459	1,500
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 2.031%, 7.658% 3/1/2033 (b)(c)	58	60
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 1Y + 2.16%, 6.41% 11/1/2035 (b)(c)	284	292
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 6M + 1.655%, 7.3% 4/1/2035 (b)(c)	3,969	4,028
Freddie Mac Non Gold Pool FTSE USD IBOR Consumer Fallbacks Term 6M + 3.044%, 8.669% 10/1/2035 (b)(c)	252	260
Ginnie Mae I Pool 2.5% 1/20/2052	733,391	638,266
Ginnie Mae I Pool 2.5% 12/20/2051	1,139,858	992,011
Ginnie Mae I Pool 2.5% 12/20/2051	590,561	513,962
Ginnie Mae I Pool 2.5% 8/20/2051	1,106,422	963,258
Ginnie Mae I Pool 2.5% 8/20/2051	4,250,967	3,700,918
Ginnie Mae I Pool 2.5% 9/20/2051	1,324,412	1,153,041
Ginnie Mae I Pool 2.5% 9/20/2051	1,101,769	959,207
Ginnie Mae I Pool 3% 1/15/2043	6,483	6,019
Ginnie Mae I Pool 3% 10/20/2042	387,811	362,859
Ginnie Mae I Pool 3% 12/20/2042	271,192	252,711
Ginnie Mae I Pool 3% 2/15/2045	3,769	3,488
Ginnie Mae I Pool 3% 2/15/2045	8,252	7,637
Ginnie Mae I Pool 3% 2/20/2046	6,566	6,058
Ginnie Mae I Pool 3% 3/15/2045	10,049	9,300
Ginnie Mae I Pool 3% 3/15/2045	7,178	6,642
Ginnie Mae I Pool 3% 3/15/2045	4,753	4,399
Ginnie Mae I Pool 3% 3/15/2045	7,767	7,188
Ginnie Mae I Pool 3% 3/15/2045	3,033	2,806
Ginnie Mae I Pool 3% 3/15/2045	1,876	1,737
Ginnie Mae I Pool 3% 3/15/2045	9,712	8,987
Ginnie Mae I Pool 3% 3/15/2045	20,526	18,995
Ginnie Mae I Pool 3% 3/15/2045	4,771	4,415
Ginnie Mae I Pool 3% 3/20/2043	77,472	72,236
Ginnie Mae I Pool 3% 3/20/2043	180,693	168,395
Ginnie Mae I Pool 3% 5/15/2045	5,480	5,071
Ginnie Mae I Pool 3% 6/15/2043	8,576	7,981
Ginnie Mae I Pool 3% 6/15/2043	53,168	49,395
Ginnie Mae I Pool 3% 6/15/2043	9,612	8,909
Ginnie Mae I Pool 3% 6/15/2045	5,353	4,954
Ginnie Mae I Pool 3% 7/15/2042	2,957	2,769
Ginnie Mae I Pool 3% 7/15/2043	15,545	14,446
Ginnie Mae I Pool 3% 7/15/2045	2,231	2,064
Ginnie Mae I Pool 3% 7/15/2045	12,656	11,708
Ginnie Mae I Pool 3% 7/15/2045	6,174	5,711
Ginnie Mae I Pool 3% 7/15/2045	5,817	5,383
Ginnie Mae I Pool 3% 7/15/2045	2,575	2,383
Ginnie Mae I Pool 3.5% 1/15/2041	2,220	2,136
Ginnie Mae I Pool 3.5% 1/15/2041	2,314	2,231
Ginnie Mae I Pool 3.5% 1/15/2041	15,167	14,623
Ginnie Mae I Pool 3.5% 1/15/2042	5,133	4,926
Ginnie Mae I Pool 3.5% 1/20/2050	39,965	37,770
Ginnie Mae I Pool 3.5% 1/20/2050	39,033	36,804
Ginnie Mae I Pool 3.5% 1/20/2050	78,315	73,696
Ginnie Mae I Pool 3.5% 1/20/2050	22,146	20,882
Ginnie Mae I Pool 3.5% 11/15/2041	15,261	14,670
Ginnie Mae I Pool 3.5% 11/15/2042	46,019	44,187
Ginnie Mae I Pool 3.5% 12/15/2040	2,362	2,275
Ginnie Mae I Pool 3.5% 12/20/2049	3,517	3,324
Ginnie Mae I Pool 3.5% 12/20/2049	9,984	9,413
Ginnie Mae I Pool 3.5% 12/20/2049	4,542	4,274
Ginnie Mae I Pool 3.5% 12/20/2049	1,050	986
Ginnie Mae I Pool 3.5% 2/15/2041	21,853	21,019
Ginnie Mae I Pool 3.5% 2/15/2042	12,193	11,723
Ginnie Mae I Pool 3.5% 2/15/2042	21,198	20,363
Ginnie Mae I Pool 3.5% 2/15/2042	9,865	9,476
Ginnie Mae I Pool 3.5% 2/15/2042	2,635	2,529
Ginnie Mae I Pool 3.5% 2/15/2043	4,412	4,227
Ginnie Mae I Pool 3.5% 2/15/2043	7,330	7,032
Ginnie Mae I Pool 3.5% 3/15/2042	1,526	1,467
Ginnie Mae I Pool 3.5% 3/15/2042	3,797	3,653
Ginnie Mae I Pool 3.5% 3/15/2043	21,454	20,544
Ginnie Mae I Pool 3.5% 4/15/2042	3,540	3,403
Ginnie Mae I Pool 3.5% 5/15/2042	36,283	34,884
Ginnie Mae I Pool 3.5% 5/15/2042	2,026	1,947
Ginnie Mae I Pool 3.5% 5/15/2042	57,512	55,310
Ginnie Mae I Pool 3.5% 5/15/2042	15,219	14,607
Ginnie Mae I Pool 3.5% 5/15/2042	8,657	8,318
Ginnie Mae I Pool 3.5% 5/15/2043	8,170	7,834
Ginnie Mae I Pool 3.5% 5/15/2043	11,659	11,194
Ginnie Mae I Pool 3.5% 5/15/2043	3,071	2,946
Ginnie Mae I Pool 3.5% 5/15/2043	4,140	3,969
Ginnie Mae I Pool 3.5% 6/15/2042	14,119	13,572
Ginnie Mae I Pool 3.5% 6/15/2043	13,186	12,638
Ginnie Mae I Pool 3.5% 6/15/2043	4,346	4,172
Ginnie Mae I Pool 3.5% 6/20/2042	69,530	66,769
Ginnie Mae I Pool 3.5% 7/15/2042	28,598	27,468
Ginnie Mae I Pool 3.5% 7/15/2043	31,560	30,206
Ginnie Mae I Pool 3.5% 8/15/2042	1,187	1,139
Ginnie Mae I Pool 3.5% 8/15/2042	25,340	24,345
Ginnie Mae I Pool 3.5% 8/15/2042	93,700	89,958
Ginnie Mae I Pool 3.5% 9/15/2041	3,617	3,483
Ginnie Mae I Pool 3.5% 9/15/2043	827	798
Ginnie Mae I Pool 4% 1/15/2025	50	50
Ginnie Mae I Pool 4% 1/15/2025	50	50
Ginnie Mae I Pool 4% 1/15/2041	15,834	15,574
Ginnie Mae I Pool 4% 1/15/2041	32,472	31,937
Ginnie Mae I Pool 4% 10/15/2040	5,330	5,245
Ginnie Mae I Pool 4% 10/15/2040	22,042	21,685
Ginnie Mae I Pool 4% 10/15/2041	5,228	5,141
Ginnie Mae I Pool 4% 10/15/2041	9,998	9,837
Ginnie Mae I Pool 4% 10/15/2041	5,274	5,187
Ginnie Mae I Pool 4% 10/15/2041	7,054	6,935
Ginnie Mae I Pool 4% 10/15/2041	44,998	44,223
Ginnie Mae I Pool 4% 10/15/2041	34,288	33,697
Ginnie Mae I Pool 4% 10/15/2041	60,141	59,138
Ginnie Mae I Pool 4% 10/15/2041	32,295	31,763
Ginnie Mae I Pool 4% 11/15/2040	8,195	8,060
Ginnie Mae I Pool 4% 11/15/2040	12,334	12,125
Ginnie Mae I Pool 4% 11/15/2040	2,511	2,470
Ginnie Mae I Pool 4% 11/15/2041	13,888	13,655
Ginnie Mae I Pool 4% 12/15/2040	2,208	2,172
Ginnie Mae I Pool 4% 12/15/2040	1,068	1,051
Ginnie Mae I Pool 4% 12/15/2041	8,126	7,989
Ginnie Mae I Pool 4% 12/15/2041	4,267	4,193
Ginnie Mae I Pool 4% 12/15/2041	30,170	29,657
Ginnie Mae I Pool 4% 12/15/2041	16,658	16,374
Ginnie Mae I Pool 4% 2/15/2041	5,729	5,637
Ginnie Mae I Pool 4% 3/15/2040	16,634	16,377
Ginnie Mae I Pool 4% 3/15/2041	6,582	6,476
Ginnie Mae I Pool 4% 3/15/2042	7,621	7,490
Ginnie Mae I Pool 4% 3/15/2044	2,238	2,200
Ginnie Mae I Pool 4% 3/20/2047	251,189	245,873
Ginnie Mae I Pool 4% 4/15/2040	8,801	8,661
Ginnie Mae I Pool 4% 4/15/2045	5,439	5,334
Ginnie Mae I Pool 4% 4/15/2046	190,482	186,809
Ginnie Mae I Pool 4% 4/20/2047	73,902	72,014
Ginnie Mae I Pool 4% 4/20/2047	71,506	69,679
Ginnie Mae I Pool 4% 4/20/2048	54,532	53,037
Ginnie Mae I Pool 4% 4/20/2048	57,703	56,121
Ginnie Mae I Pool 4% 5/15/2040	10,626	10,451
Ginnie Mae I Pool 4% 6/15/2039	26,374	25,961
Ginnie Mae I Pool 4% 6/15/2045	45,877	44,993
Ginnie Mae I Pool 4% 7/15/2040	6,282	6,183
Ginnie Mae I Pool 4% 7/15/2041	18,278	17,958
Ginnie Mae I Pool 4% 7/15/2041	3,847	3,783
Ginnie Mae I Pool 4% 8/15/2041	5,836	5,740
Ginnie Mae I Pool 4% 8/15/2041	61,618	60,581
Ginnie Mae I Pool 4% 9/15/2025	658	655
Ginnie Mae I Pool 4% 9/15/2040	2,778	2,733
Ginnie Mae I Pool 4% 9/15/2041	5,384	5,297
Ginnie Mae I Pool 4% 9/15/2041	6,752	6,638
Ginnie Mae I Pool 4% 9/15/2041	5,377	5,288
Ginnie Mae I Pool 4.5% 2/15/2039	3,443	3,457
Ginnie Mae I Pool 4.5% 2/15/2040	5,366	5,388
Ginnie Mae I Pool 4.5% 3/15/2041	102,608	103,021
Ginnie Mae I Pool 4.5% 3/15/2041	1,162	1,167
Ginnie Mae I Pool 4.5% 3/15/2041	77,792	78,117
Ginnie Mae I Pool 4.5% 3/15/2041	53,254	53,474
Ginnie Mae I Pool 4.5% 4/15/2041	10,514	10,555
Ginnie Mae I Pool 4.5% 4/20/2053	762,162	753,072
Ginnie Mae I Pool 4.5% 5/15/2039	1,709	1,716
Ginnie Mae I Pool 4.5% 5/15/2040	10,032	10,072
Ginnie Mae I Pool 4.5% 6/15/2040	9,676	9,716
Ginnie Mae I Pool 4.5% 6/15/2040	14,175	14,233
Ginnie Mae I Pool 4.5% 6/15/2040	2,354	2,364
Ginnie Mae I Pool 4.5% 6/15/2040	32,453	32,587
Ginnie Mae I Pool 4.5% 7/15/2040	11,833	11,882
Ginnie Mae I Pool 4.5% 7/15/2040	2,698	2,709
Ginnie Mae I Pool 4.5% 7/15/2040	8,552	8,588
Ginnie Mae I Pool 4.5% 7/15/2040	22,434	22,527
Ginnie Mae I Pool 4.5% 7/15/2040	1,103	1,108
Ginnie Mae I Pool 4.5% 7/20/2041	119,708	120,587
Ginnie Mae I Pool 4.5% 8/15/2039	17,977	18,049
Ginnie Mae I Pool 4.5% 8/15/2040	6,760	6,789
Ginnie Mae I Pool 4.5% 8/15/2040	1,353	1,358
Ginnie Mae I Pool 4.5% 9/15/2040	1,210	1,215
Ginnie Mae I Pool 5% 10/15/2039	5,385	5,509
Ginnie Mae I Pool 5% 10/15/2039	2,275	2,326
Ginnie Mae I Pool 5% 11/15/2039	9,187	9,407
Ginnie Mae I Pool 5% 11/15/2040	4,515	4,618
Ginnie Mae I Pool 5% 11/15/2040	1,768	1,813
Ginnie Mae I Pool 5% 12/15/2039	6,100	6,241
Ginnie Mae I Pool 5% 2/20/2041	2,623	2,684
Ginnie Mae I Pool 5% 3/15/2039	3,089	3,157
Ginnie Mae I Pool 5% 3/15/2044	14,341	14,669
Ginnie Mae I Pool 5% 4/15/2039	2,785	2,846
Ginnie Mae I Pool 5% 4/15/2039	10,725	10,965
Ginnie Mae I Pool 5% 4/15/2040	4,609	4,717
Ginnie Mae I Pool 5% 4/15/2041	1,314	1,346
Ginnie Mae I Pool 5% 4/20/2048	159,324	163,501
Ginnie Mae I Pool 5% 5/15/2039	11,961	12,243
Ginnie Mae I Pool 5% 5/15/2039	4,666	4,775
Ginnie Mae I Pool 5% 5/15/2040	2,268	2,319
Ginnie Mae I Pool 5% 5/15/2040	5,146	5,265
Ginnie Mae I Pool 5% 6/15/2040	3,853	3,943
Ginnie Mae I Pool 5% 6/15/2040	6,902	7,062
Ginnie Mae I Pool 5% 7/15/2040	19,007	19,448
Ginnie Mae I Pool 5% 7/15/2040	3,383	3,461
Ginnie Mae I Pool 5% 7/15/2040	23,214	23,784
Ginnie Mae I Pool 5% 7/15/2040	3,979	4,073
Ginnie Mae I Pool 5% 7/15/2040	15,105	15,456
Ginnie Mae I Pool 5% 7/15/2040	13,423	13,727
Ginnie Mae I Pool 5% 7/15/2040	13,838	14,161
Ginnie Mae I Pool 5% 7/15/2040	13,656	13,982
Ginnie Mae I Pool 5% 7/15/2040	5,471	5,599
Ginnie Mae I Pool 5% 7/15/2040	25,938	26,537
Ginnie Mae I Pool 5% 7/15/2040	5,642	5,780
Ginnie Mae I Pool 5% 7/15/2040	4,261	4,365
Ginnie Mae I Pool 5% 7/20/2041	2,095	2,143
Ginnie Mae I Pool 5% 8/15/2039	13,904	14,221
Ginnie Mae I Pool 5% 8/15/2039	5,026	5,140
Ginnie Mae I Pool 5% 8/15/2039	1,531	1,565
Ginnie Mae I Pool 5% 8/15/2039	8,149	8,334
Ginnie Mae I Pool 5% 8/15/2039	6,072	6,212
Ginnie Mae I Pool 5% 8/15/2040	8,364	8,562
Ginnie Mae I Pool 5% 8/15/2040	9,630	9,855
Ginnie Mae I Pool 5% 9/15/2039	6,989	7,155
Ginnie Mae I Pool 5% 9/15/2039	4,014	4,106
Ginnie Mae I Pool 5% 9/15/2039	18,390	18,799
Ginnie Mae I Pool 5% 9/15/2039	19,290	19,720
Ginnie Mae I Pool 5% 9/15/2039	6,634	6,793
Ginnie Mae I Pool 5% 9/15/2040	5,896	6,032
Ginnie Mae I Pool 5% 9/15/2040	3,526	3,609
Ginnie Mae I Pool 5% 9/15/2041	74,746	76,452
Ginnie Mae I Pool 5.5% 1/15/2038	1,164	1,202
Ginnie Mae I Pool 5.5% 10/15/2035	13,468	13,847
Ginnie Mae I Pool 5.5% 10/15/2038	411	424
Ginnie Mae I Pool 5.5% 11/15/2038	251	260
Ginnie Mae I Pool 5.5% 11/15/2038	1,879	1,941
Ginnie Mae I Pool 5.5% 11/15/2038	4,464	4,613
Ginnie Mae I Pool 5.5% 12/15/2038	11,483	11,848
Ginnie Mae I Pool 5.5% 12/20/2041	4,474	4,612
Ginnie Mae I Pool 5.5% 2/15/2038	931	962
Ginnie Mae I Pool 5.5% 2/15/2039	1,885	1,949
Ginnie Mae I Pool 5.5% 2/15/2039	7,768	8,036
Ginnie Mae I Pool 5.5% 3/15/2039	26,540	27,424
Ginnie Mae I Pool 5.5% 3/15/2039	6,548	6,769
Ginnie Mae I Pool 5.5% 4/15/2039	8,211	8,485
Ginnie Mae I Pool 5.5% 4/15/2041	928	959
Ginnie Mae I Pool 5.5% 5/15/2039	4,179	4,320
Ginnie Mae I Pool 5.5% 5/15/2039	11,043	11,416
Ginnie Mae I Pool 5.5% 5/20/2045	12,535	12,935
Ginnie Mae I Pool 5.5% 6/15/2038	1,334	1,379
Ginnie Mae I Pool 5.5% 6/15/2038	215	222
Ginnie Mae I Pool 5.5% 8/15/2039	3,620	3,741
Ginnie Mae I Pool 5.5% 9/15/2034	453	464
Ginnie Mae I Pool 5.5% 9/15/2038	696	719
Ginnie Mae I Pool 5.5% 9/15/2039	15,938	16,474
Ginnie Mae I Pool 6% 1/15/2038	531	554
Ginnie Mae I Pool 6% 1/15/2038	2,424	2,523
Ginnie Mae I Pool 6% 10/15/2039	953	998
Ginnie Mae I Pool 6% 11/15/2034	9,546	9,865
Ginnie Mae I Pool 6% 11/15/2039	2,807	2,930
Ginnie Mae I Pool 6% 11/15/2039	1,037	1,085
Ginnie Mae I Pool 6% 11/15/2039	2,718	2,844
Ginnie Mae I Pool 6% 12/15/2040	2,642	2,757
Ginnie Mae I Pool 6% 6/15/2036	18,173	18,854
Ginnie Mae I Pool 6% 8/15/2037	536	560
Ginnie Mae I Pool 6.5% 1/15/2039	7,455	7,862
Ginnie Mae I Pool 6.5% 11/15/2035	1,051	1,105
Ginnie Mae I Pool 6.5% 2/15/2038	1,671	1,759
Ginnie Mae I Pool 6.5% 4/15/2035	1,372	1,437
Ginnie Mae I Pool 6.5% 9/15/2035	3,131	3,271
Ginnie Mae I Pool 7% 1/15/2028	271	275
Ginnie Mae I Pool 7% 10/15/2031	926	958
Ginnie Mae I Pool 7% 12/15/2028	69	70
Ginnie Mae I Pool 7% 12/15/2030	1,376	1,424
Ginnie Mae I Pool 7% 2/15/2028	1,523	1,539
Ginnie Mae I Pool 7% 2/15/2032	2,986	3,099
Ginnie Mae I Pool 7% 2/15/2032	94	97
Ginnie Mae I Pool 7% 3/15/2028	76	77
Ginnie Mae I Pool 7% 3/15/2029	428	439
Ginnie Mae I Pool 7% 3/15/2032	1,599	1,649
Ginnie Mae I Pool 7% 3/15/2032	1,633	1,686
Ginnie Mae I Pool 7% 4/15/2028	149	152
Ginnie Mae I Pool 7% 4/15/2029	515	528
Ginnie Mae I Pool 7% 4/15/2029	214	218
Ginnie Mae I Pool 7% 4/15/2031	349	356
Ginnie Mae I Pool 7% 4/15/2032	313	323
Ginnie Mae I Pool 7% 4/15/2032	456	474
Ginnie Mae I Pool 7% 4/15/2032	3,987	4,151
Ginnie Mae I Pool 7% 5/15/2029	442	454
Ginnie Mae I Pool 7% 6/15/2028	839	846
Ginnie Mae I Pool 7% 6/15/2028	182	186
Ginnie Mae I Pool 7% 6/15/2032	32	33
Ginnie Mae I Pool 7% 6/15/2032	440	456
Ginnie Mae I Pool 7% 6/15/2032	35	36
Ginnie Mae I Pool 7% 6/15/2032	1,171	1,218
Ginnie Mae I Pool 7% 7/15/2028	315	317
Ginnie Mae I Pool 7% 7/15/2028	136	138
Ginnie Mae I Pool 7% 7/15/2031	168	174
Ginnie Mae I Pool 7% 7/15/2031	652	676
Ginnie Mae I Pool 7% 7/15/2031	302	312
Ginnie Mae I Pool 7% 7/15/2032	471	485
Ginnie Mae I Pool 7% 7/15/2032	151	157
Ginnie Mae I Pool 7% 8/15/2031	706	719
Ginnie Mae I Pool 7% 8/15/2031	402	417
Ginnie Mae I Pool 7% 8/15/2031	50	51
Ginnie Mae I Pool 7% 9/15/2031	697	718
Ginnie Mae I Pool 7.5% 10/15/2027	91	93
Ginnie Mae I Pool 7.5% 10/15/2027	56	57
Ginnie Mae I Pool 7.5% 10/15/2028	898	924
Ginnie Mae I Pool 7.5% 12/15/2025	7	6
Ginnie Mae I Pool 7.5% 12/15/2027	187	192
Ginnie Mae I Pool 7.5% 2/15/2027	68	69
Ginnie Mae I Pool 7.5% 3/15/2028	613	630
Ginnie Mae I Pool 7.5% 4/15/2027	28	28
Ginnie Mae I Pool 7.5% 4/15/2027	97	99
Ginnie Mae I Pool 7.5% 4/15/2027	280	285
Ginnie Mae I Pool 7.5% 4/15/2027	46	47
Ginnie Mae I Pool 7.5% 4/15/2027	23	23
Ginnie Mae I Pool 7.5% 4/15/2027	211	216
Ginnie Mae I Pool 7.5% 4/15/2027	25	24
Ginnie Mae I Pool 7.5% 5/15/2027	43	43
Ginnie Mae I Pool 7.5% 6/15/2027	94	96
Ginnie Mae I Pool 7.5% 6/15/2027	26	25
Ginnie Mae I Pool 7.5% 7/15/2027	230	232
Ginnie Mae I Pool 7.5% 8/15/2028	133	135
Ginnie Mae I Pool 8% 3/15/2030	281	295
Ginnie Mae I Pool 8% 5/15/2030	144	152
Ginnie Mae I Pool 8% 9/15/2030	287	302
Ginnie Mae II Pool 1.5% 12/20/2051	48,211	39,409
Ginnie Mae II Pool 1.5% 3/20/2051	22,498	18,398
Ginnie Mae II Pool 1.5% 4/20/2051	68,211	55,778
Ginnie Mae II Pool 1.5% 5/20/2051	130,975	107,102
Ginnie Mae II Pool 2% 1/20/2051	529,287	449,214
Ginnie Mae II Pool 2% 10/1/2054 (f)	47,100,000	39,923,458
Ginnie Mae II Pool 2% 11/1/2054 (f)	22,250,000	18,901,201
Ginnie Mae II Pool 2% 11/20/2050	1,357,492	1,152,125
Ginnie Mae II Pool 2% 2/20/2051	672,680	570,074
Ginnie Mae II Pool 2% 9/20/2051	514,379	436,240
Ginnie Mae II Pool 2.5% 1/20/2047	34,864	31,082
Ginnie Mae II Pool 2.5% 1/20/2051	678,362	598,695
Ginnie Mae II Pool 2.5% 10/1/2054 (f)	4,475,000	3,941,740
Ginnie Mae II Pool 2.5% 10/20/2043	6,338	5,761
Ginnie Mae II Pool 2.5% 10/20/2050	1,647,766	1,455,281
Ginnie Mae II Pool 2.5% 10/20/2051	209,353	184,439
Ginnie Mae II Pool 2.5% 11/1/2054 (f)	3,400,000	3,001,297
Ginnie Mae II Pool 2.5% 11/20/2046	20,598	18,364
Ginnie Mae II Pool 2.5% 11/20/2050	53,600	47,322
Ginnie Mae II Pool 2.5% 11/20/2051	452,284	398,320
Ginnie Mae II Pool 2.5% 12/20/2046	14,696	13,102
Ginnie Mae II Pool 2.5% 12/20/2047	8,466	7,540
Ginnie Mae II Pool 2.5% 12/20/2049	6,936	6,128
Ginnie Mae II Pool 2.5% 12/20/2050	922,027	814,032
Ginnie Mae II Pool 2.5% 12/20/2051	1,583,576	1,394,630
Ginnie Mae II Pool 2.5% 2/20/2047	16,155	14,403
Ginnie Mae II Pool 2.5% 2/20/2050	614,382	542,756
Ginnie Mae II Pool 2.5% 2/20/2051	126,666	111,593
Ginnie Mae II Pool 2.5% 3/20/2050	516,213	456,032
Ginnie Mae II Pool 2.5% 3/20/2051	219,735	193,723
Ginnie Mae II Pool 2.5% 4/20/2045	5,200	4,687
Ginnie Mae II Pool 2.5% 4/20/2050	415,470	367,034
Ginnie Mae II Pool 2.5% 5/20/2050	2,236,199	1,975,500
Ginnie Mae II Pool 2.5% 6/20/2050	263,019	232,356
Ginnie Mae II Pool 2.5% 7/20/2043	24,913	22,624
Ginnie Mae II Pool 2.5% 7/20/2046	9,953	8,948
Ginnie Mae II Pool 2.5% 7/20/2050	794,788	702,130
Ginnie Mae II Pool 2.5% 8/20/2050	421,910	372,460
Ginnie Mae II Pool 2.5% 9/20/2046	15,114	13,475
Ginnie Mae II Pool 2.5% 9/20/2049	142,591	126,012
Ginnie Mae II Pool 2.5% 9/20/2050	1,441,093	1,272,187
Ginnie Mae II Pool 3% 1/20/2044	15,293	14,281
Ginnie Mae II Pool 3% 1/20/2045	26,317	24,316
Ginnie Mae II Pool 3% 1/20/2047	214,074	196,862
Ginnie Mae II Pool 3% 1/20/2048	128,902	118,377
Ginnie Mae II Pool 3% 1/20/2051	17,318	15,852
Ginnie Mae II Pool 3% 10/1/2054 (f)	11,700,000	10,670,074
Ginnie Mae II Pool 3% 10/20/2045	24,332	22,452
Ginnie Mae II Pool 3% 10/20/2046	79,479	73,089
Ginnie Mae II Pool 3% 10/20/2047	93,571	85,931
Ginnie Mae II Pool 3% 10/20/2049	148,706	136,146
Ginnie Mae II Pool 3% 11/1/2054 (f)	5,350,000	4,886,891
Ginnie Mae II Pool 3% 11/20/2046	737,531	678,231
Ginnie Mae II Pool 3% 11/20/2047	68,520	62,925
Ginnie Mae II Pool 3% 12/20/2044	8,297	7,666
Ginnie Mae II Pool 3% 12/20/2045	144,734	133,550
Ginnie Mae II Pool 3% 12/20/2046	174,058	160,063
Ginnie Mae II Pool 3% 12/20/2047	269,435	247,435
Ginnie Mae II Pool 3% 2/20/2044	23,854	22,261
Ginnie Mae II Pool 3% 2/20/2045	195,624	180,751
Ginnie Mae II Pool 3% 2/20/2046	852,906	786,995
Ginnie Mae II Pool 3% 2/20/2047	193,163	177,632
Ginnie Mae II Pool 3% 2/20/2048	28,420	26,082
Ginnie Mae II Pool 3% 2/20/2051	979,918	896,000
Ginnie Mae II Pool 3% 3/20/2043	16,101	15,050
Ginnie Mae II Pool 3% 3/20/2045	2,922	2,700
Ginnie Mae II Pool 3% 3/20/2046	23,440	21,629
Ginnie Mae II Pool 3% 3/20/2047	9,925	9,127
Ginnie Mae II Pool 3% 3/20/2048	31,696	29,088
Ginnie Mae II Pool 3% 3/20/2051	169,788	155,142
Ginnie Mae II Pool 3% 4/20/2043	95,252	89,013
Ginnie Mae II Pool 3% 4/20/2047	63,862	58,728
Ginnie Mae II Pool 3% 4/20/2048	25,971	23,850
Ginnie Mae II Pool 3% 4/20/2049	34,873	32,026
Ginnie Mae II Pool 3% 4/20/2051	255,104	233,098
Ginnie Mae II Pool 3% 5/20/2045	82,474	76,203
Ginnie Mae II Pool 3% 5/20/2047	31,430	28,903
Ginnie Mae II Pool 3% 5/20/2051	311,433	284,568
Ginnie Mae II Pool 3% 6/20/2045	116,728	107,853
Ginnie Mae II Pool 3% 6/20/2046	88,724	81,645
Ginnie Mae II Pool 3% 6/20/2051	810,584	740,661
Ginnie Mae II Pool 3% 7/20/2042	54,297	50,815
Ginnie Mae II Pool 3% 7/20/2044	19,407	18,079
Ginnie Mae II Pool 3% 7/20/2045	110,908	102,476
Ginnie Mae II Pool 3% 7/20/2046	383,262	352,686
Ginnie Mae II Pool 3% 7/20/2049	322,732	295,674
Ginnie Mae II Pool 3% 8/20/2042	654,692	612,753
Ginnie Mae II Pool 3% 8/20/2043	5,745	5,364
Ginnie Mae II Pool 3% 8/20/2044	11,516	10,740
Ginnie Mae II Pool 3% 8/20/2045	25,212	23,263
Ginnie Mae II Pool 3% 8/20/2046	935,346	860,726
Ginnie Mae II Pool 3% 8/20/2047	29,307	26,932
Ginnie Mae II Pool 3% 8/20/2049	6,387	5,852
Ginnie Mae II Pool 3% 9/20/2043	112,964	105,419
Ginnie Mae II Pool 3% 9/20/2046	231,060	212,627
Ginnie Mae II Pool 3% 9/20/2047	194,133	178,282
Ginnie Mae II Pool 3% 9/20/2049	167,138	153,125
Ginnie Mae II Pool 3.5% 1/20/2045	107,170	102,089
Ginnie Mae II Pool 3.5% 1/20/2046	123,242	117,205
Ginnie Mae II Pool 3.5% 1/20/2048	249,524	236,600
Ginnie Mae II Pool 3.5% 1/20/2050	889,779	841,193
Ginnie Mae II Pool 3.5% 10/1/2054 (f)	4,300,000	4,041,924
Ginnie Mae II Pool 3.5% 10/20/2045	108,068	102,842
Ginnie Mae II Pool 3.5% 10/20/2046	49,523	47,051
Ginnie Mae II Pool 3.5% 10/20/2047	64,308	60,997
Ginnie Mae II Pool 3.5% 10/20/2048	86,500	81,912
Ginnie Mae II Pool 3.5% 11/20/2042	256,006	245,671
Ginnie Mae II Pool 3.5% 11/20/2045	84,349	80,270
Ginnie Mae II Pool 3.5% 11/20/2047	224,455	212,900
Ginnie Mae II Pool 3.5% 12/20/2040	22,842	21,990
Ginnie Mae II Pool 3.5% 12/20/2041	87,220	83,837
Ginnie Mae II Pool 3.5% 12/20/2042	126,845	121,724
Ginnie Mae II Pool 3.5% 12/20/2043	10,219	9,787
Ginnie Mae II Pool 3.5% 12/20/2045	31,720	30,186
Ginnie Mae II Pool 3.5% 12/20/2047	46,561	44,150
Ginnie Mae II Pool 3.5% 12/20/2048	3,685	3,492
Ginnie Mae II Pool 3.5% 12/20/2049	361,659	341,911
Ginnie Mae II Pool 3.5% 12/20/2050	11,459	10,842
Ginnie Mae II Pool 3.5% 2/20/2043	159,188	152,696
Ginnie Mae II Pool 3.5% 2/20/2044	9,841	9,423
Ginnie Mae II Pool 3.5% 2/20/2045	68,814	65,551
Ginnie Mae II Pool 3.5% 2/20/2046	573,877	545,768
Ginnie Mae II Pool 3.5% 2/20/2051	255,331	241,548
Ginnie Mae II Pool 3.5% 3/20/2043	131,177	125,828
Ginnie Mae II Pool 3.5% 3/20/2046	151,942	144,500
Ginnie Mae II Pool 3.5% 3/20/2048	13,659	12,943
Ginnie Mae II Pool 3.5% 3/20/2049	797,974	755,149
Ginnie Mae II Pool 3.5% 3/20/2050	419,974	397,041
Ginnie Mae II Pool 3.5% 4/20/2042	84,958	81,608
Ginnie Mae II Pool 3.5% 4/20/2043	242,841	232,909
Ginnie Mae II Pool 3.5% 4/20/2045	73,428	69,946
Ginnie Mae II Pool 3.5% 4/20/2046	496,690	472,362
Ginnie Mae II Pool 3.5% 4/20/2047	11,404	10,821
Ginnie Mae II Pool 3.5% 4/20/2049	162,889	154,147
Ginnie Mae II Pool 3.5% 5/20/2042	246,523	236,768
Ginnie Mae II Pool 3.5% 5/20/2043	203,656	194,370
Ginnie Mae II Pool 3.5% 5/20/2045	17,536	16,704
Ginnie Mae II Pool 3.5% 5/20/2046	109,449	104,088
Ginnie Mae II Pool 3.5% 5/20/2047	894,461	848,694
Ginnie Mae II Pool 3.5% 5/20/2048	144,671	137,178
Ginnie Mae II Pool 3.5% 5/20/2051	192,817	182,348
Ginnie Mae II Pool 3.5% 6/20/2043	9,909	9,501
Ginnie Mae II Pool 3.5% 6/20/2045	96,276	91,711
Ginnie Mae II Pool 3.5% 6/20/2046	279,061	265,219
Ginnie Mae II Pool 3.5% 6/20/2047	68,619	65,108
Ginnie Mae II Pool 3.5% 6/20/2051	17,329	16,388
Ginnie Mae II Pool 3.5% 7/20/2042	90,687	87,074
Ginnie Mae II Pool 3.5% 7/20/2043	57,650	55,223
Ginnie Mae II Pool 3.5% 7/20/2045	242,723	231,214
Ginnie Mae II Pool 3.5% 7/20/2046	179,851	170,929
Ginnie Mae II Pool 3.5% 7/20/2047	195,076	185,095
Ginnie Mae II Pool 3.5% 8/20/2042	31,129	29,885
Ginnie Mae II Pool 3.5% 8/20/2043	12,306	11,795
Ginnie Mae II Pool 3.5% 8/20/2045	149,406	142,181
Ginnie Mae II Pool 3.5% 8/20/2046	98,653	93,759
Ginnie Mae II Pool 3.5% 8/20/2047	319,663	303,306
Ginnie Mae II Pool 3.5% 8/20/2048	128,357	121,628
Ginnie Mae II Pool 3.5% 8/20/2049	22,986	21,738
Ginnie Mae II Pool 3.5% 9/20/2043	283,510	271,674
Ginnie Mae II Pool 3.5% 9/20/2045	8,399	7,993
Ginnie Mae II Pool 3.5% 9/20/2046	68,146	64,766
Ginnie Mae II Pool 3.5% 9/20/2047	24,730	23,456
Ginnie Mae II Pool 3.5% 9/20/2048	22,893	21,693
Ginnie Mae II Pool 4% 1/20/2041	158,595	155,926
Ginnie Mae II Pool 4% 1/20/2042	254,681	250,225
Ginnie Mae II Pool 4% 1/20/2046	32,483	31,836
Ginnie Mae II Pool 4% 10/1/2054 (f)	6,300,000	6,091,226
Ginnie Mae II Pool 4% 10/20/2040	86,089	84,646
Ginnie Mae II Pool 4% 10/20/2044	27,240	26,705
Ginnie Mae II Pool 4% 10/20/2045	74,146	72,670
Ginnie Mae II Pool 4% 10/20/2048	282,006	274,980
Ginnie Mae II Pool 4% 11/20/2039	3,227	3,174
Ginnie Mae II Pool 4% 11/20/2040	213,875	210,283
Ginnie Mae II Pool 4% 11/20/2044	56,895	55,833
Ginnie Mae II Pool 4% 11/20/2045	31,610	30,981
Ginnie Mae II Pool 4% 12/20/2041	19,208	18,873
Ginnie Mae II Pool 4% 12/20/2045	62,170	60,932
Ginnie Mae II Pool 4% 2/20/2041	11,616	11,420
Ginnie Mae II Pool 4% 2/20/2044	2,822	2,768
Ginnie Mae II Pool 4% 2/20/2046	59,707	58,518
Ginnie Mae II Pool 4% 3/20/2045	193,675	190,060
Ginnie Mae II Pool 4% 3/20/2046	56,319	55,198
Ginnie Mae II Pool 4% 3/20/2047	38,202	37,394
Ginnie Mae II Pool 4% 4/20/2045	149,371	146,583
Ginnie Mae II Pool 4% 4/20/2046	82,010	80,377
Ginnie Mae II Pool 4% 4/20/2047	377,062	369,082
Ginnie Mae II Pool 4% 5/20/2046	212,413	208,183
Ginnie Mae II Pool 4% 6/20/2045	24,318	23,864
Ginnie Mae II Pool 4% 7/20/2043	34,228	33,609
Ginnie Mae II Pool 4% 7/20/2045	101,767	99,868
Ginnie Mae II Pool 4% 8/20/2040	3,812	3,748
Ginnie Mae II Pool 4% 8/20/2041	64,688	63,571
Ginnie Mae II Pool 4% 8/20/2043	9,066	8,896
Ginnie Mae II Pool 4% 8/20/2044	3,673	3,601
Ginnie Mae II Pool 4% 8/20/2045	191,505	187,692
Ginnie Mae II Pool 4% 9/20/2040	62,205	61,161
Ginnie Mae II Pool 4% 9/20/2041	206,939	203,352
Ginnie Mae II Pool 4% 9/20/2044	24,136	23,663
Ginnie Mae II Pool 4% 9/20/2045	36,150	35,430
Ginnie Mae II Pool 4% 9/20/2046	14,500	14,212
Ginnie Mae II Pool 4.5% 1/20/2041	11,678	11,763
Ginnie Mae II Pool 4.5% 1/20/2042	2,272	2,289
Ginnie Mae II Pool 4.5% 1/20/2045	5,582	5,629
Ginnie Mae II Pool 4.5% 1/20/2046	14,830	14,945
Ginnie Mae II Pool 4.5% 1/20/2047	62,668	63,154
Ginnie Mae II Pool 4.5% 1/20/2050	22,478	22,385
Ginnie Mae II Pool 4.5% 10/1/2054 (f)	3,800,000	3,751,604
Ginnie Mae II Pool 4.5% 10/20/2047	46,232	46,432
Ginnie Mae II Pool 4.5% 10/20/2048	84,955	84,659
Ginnie Mae II Pool 4.5% 10/20/2049	40,798	40,656
Ginnie Mae II Pool 4.5% 11/20/2033	771	774
Ginnie Mae II Pool 4.5% 11/20/2040	36,630	36,893
Ginnie Mae II Pool 4.5% 11/20/2044	5,811	5,859
Ginnie Mae II Pool 4.5% 11/20/2048	74,619	74,335
Ginnie Mae II Pool 4.5% 12/20/2050	27,049	26,980
Ginnie Mae II Pool 4.5% 2/20/2041	15,016	15,125
Ginnie Mae II Pool 4.5% 2/20/2046	34,257	34,544
Ginnie Mae II Pool 4.5% 2/20/2050	46,575	46,383
Ginnie Mae II Pool 4.5% 3/20/2034	862	865
Ginnie Mae II Pool 4.5% 3/20/2041	37,766	38,039
Ginnie Mae II Pool 4.5% 3/20/2045	15,569	15,700
Ginnie Mae II Pool 4.5% 3/20/2046	3,074	3,100
Ginnie Mae II Pool 4.5% 3/20/2047	79,820	80,265
Ginnie Mae II Pool 4.5% 3/20/2050	66,208	65,915
Ginnie Mae II Pool 4.5% 4/20/2041	3,321	3,345
Ginnie Mae II Pool 4.5% 4/20/2045	19,963	20,131
Ginnie Mae II Pool 4.5% 4/20/2046	7,361	7,422
Ginnie Mae II Pool 4.5% 4/20/2047	37,445	37,631
Ginnie Mae II Pool 4.5% 4/20/2050	45,305	45,104
Ginnie Mae II Pool 4.5% 5/20/2034	1,040	1,043
Ginnie Mae II Pool 4.5% 5/20/2040	38,148	38,417
Ginnie Mae II Pool 4.5% 5/20/2041	330,861	333,270
Ginnie Mae II Pool 4.5% 5/20/2044	2,951	2,976
Ginnie Mae II Pool 4.5% 5/20/2045	10,277	10,364
Ginnie Mae II Pool 4.5% 5/20/2046	5,240	5,284
Ginnie Mae II Pool 4.5% 5/20/2049	79,402	79,075
Ginnie Mae II Pool 4.5% 5/20/2051	94,393	94,152
Ginnie Mae II Pool 4.5% 6/20/2045	68,586	69,162
Ginnie Mae II Pool 4.5% 6/20/2046	24,591	24,797
Ginnie Mae II Pool 4.5% 7/20/2040	16,886	17,006
Ginnie Mae II Pool 4.5% 7/20/2042	1,802	1,814
Ginnie Mae II Pool 4.5% 7/20/2045	2,256	2,275
Ginnie Mae II Pool 4.5% 7/20/2046	13,992	14,109
Ginnie Mae II Pool 4.5% 7/20/2049	11,174	11,128
Ginnie Mae II Pool 4.5% 8/20/2041	5,238	5,277
Ginnie Mae II Pool 4.5% 8/20/2046	38,414	38,736
Ginnie Mae II Pool 4.5% 8/20/2048	585,468	583,426
Ginnie Mae II Pool 4.5% 9/20/2040	77,040	77,591
Ginnie Mae II Pool 4.5% 9/20/2042	2,078	2,094
Ginnie Mae II Pool 4.5% 9/20/2046	21,161	21,321
Ginnie Mae II Pool 4.5% 9/20/2047	57,527	57,704
Ginnie Mae II Pool 4.5% 9/20/2049	22,426	22,340
Ginnie Mae II Pool 5% 1/20/2039	1,069	1,092
Ginnie Mae II Pool 5% 1/20/2047	13,223	13,527
Ginnie Mae II Pool 5% 1/20/2049	16,308	16,572
Ginnie Mae II Pool 5% 10/1/2054 (f)	10,275,000	10,293,948
Ginnie Mae II Pool 5% 10/20/2039	24,708	25,269
Ginnie Mae II Pool 5% 10/20/2046	2,614	2,675
Ginnie Mae II Pool 5% 10/20/2047	4,249	4,356
Ginnie Mae II Pool 5% 11/1/2054 (f)	4,400,000	4,407,906
Ginnie Mae II Pool 5% 11/20/2044	10,213	10,462
Ginnie Mae II Pool 5% 11/20/2047	14,865	15,240
Ginnie Mae II Pool 5% 11/20/2048	25,832	26,275
Ginnie Mae II Pool 5% 12/20/2044	4,174	4,274
Ginnie Mae II Pool 5% 12/20/2047	15,984	16,373
Ginnie Mae II Pool 5% 2/20/2045	7,876	8,067
Ginnie Mae II Pool 5% 2/20/2048	3,442	3,517
Ginnie Mae II Pool 5% 2/20/2049	17,381	17,663
Ginnie Mae II Pool 5% 3/20/2044	9,606	9,834
Ginnie Mae II Pool 5% 3/20/2046	5,043	5,166
Ginnie Mae II Pool 5% 3/20/2048	34,072	34,858
Ginnie Mae II Pool 5% 3/20/2049	12,351	12,551
Ginnie Mae II Pool 5% 4/20/2040	2,252	2,303
Ginnie Mae II Pool 5% 4/20/2044	7,513	7,695
Ginnie Mae II Pool 5% 4/20/2046	2,740	2,806
Ginnie Mae II Pool 5% 4/20/2047	10,469	10,733
Ginnie Mae II Pool 5% 4/20/2048	46,758	47,707
Ginnie Mae II Pool 5% 4/20/2049	6,091	6,190
Ginnie Mae II Pool 5% 5/20/2044	18,501	18,936
Ginnie Mae II Pool 5% 5/20/2046	4,060	4,158
Ginnie Mae II Pool 5% 5/20/2047	5,403	5,545
Ginnie Mae II Pool 5% 5/20/2048	9,096	9,269
Ginnie Mae II Pool 5% 6/20/2040	8,311	8,504
Ginnie Mae II Pool 5% 6/20/2045	3,760	3,853
Ginnie Mae II Pool 5% 6/20/2048	48,367	49,242
Ginnie Mae II Pool 5% 7/20/2040	4,372	4,473
Ginnie Mae II Pool 5% 7/20/2045	4,637	4,752
Ginnie Mae II Pool 5% 7/20/2048	90,961	92,521
Ginnie Mae II Pool 5% 8/20/2040	6,734	6,891
Ginnie Mae II Pool 5% 8/20/2046	10,729	10,986
Ginnie Mae II Pool 5% 9/20/2045	3,614	3,703
Ginnie Mae II Pool 5% 9/20/2048	50,108	50,967
Ginnie Mae II Pool 5.5% 1/20/2033	7,122	7,286
Ginnie Mae II Pool 5.5% 10/1/2054 (f)	17,300,000	17,467,561
Ginnie Mae II Pool 5.5% 11/20/2033	737	755
Ginnie Mae II Pool 5.5% 11/20/2046	5,980	6,168
Ginnie Mae II Pool 5.5% 12/20/2032	973	995
Ginnie Mae II Pool 5.5% 12/20/2043	1,765	1,815
Ginnie Mae II Pool 5.5% 12/20/2048	4,700	4,839
Ginnie Mae II Pool 5.5% 2/20/2033	3,836	3,924
Ginnie Mae II Pool 5.5% 3/20/2045	2,167	2,236
Ginnie Mae II Pool 5.5% 4/20/2045	9,499	9,797
Ginnie Mae II Pool 5.5% 5/20/2044	2,347	2,418
Ginnie Mae II Pool 5.5% 5/20/2046	3,265	3,367
Ginnie Mae II Pool 5.5% 6/20/2033	833	853
Ginnie Mae II Pool 5.5% 6/20/2045	4,352	4,493
Ginnie Mae II Pool 5.5% 7/20/2038	4,904	5,060
Ginnie Mae II Pool 5.5% 7/20/2048	10,240	10,613
Ginnie Mae II Pool 5.5% 8/20/2044	2,977	3,068
Ginnie Mae II Pool 5.5% 9/20/2048	9,804	10,151
Ginnie Mae II Pool 6% 1/20/2037	544	565
Ginnie Mae II Pool 6% 10/1/2054 (f)	22,700,000	23,081,065
Ginnie Mae II Pool 6% 10/20/2035	2,243	2,329
Ginnie Mae II Pool 6% 10/20/2037	3,895	4,061
Ginnie Mae II Pool 6% 11/1/2054 (f)	8,350,000	8,485,931
Ginnie Mae II Pool 6% 11/20/2037	13,721	14,307
Ginnie Mae II Pool 6% 12/20/2036	1,750	1,821
Ginnie Mae II Pool 6% 12/20/2037	4,557	4,754
Ginnie Mae II Pool 6% 4/20/2037	914	950
Ginnie Mae II Pool 6% 5/20/2034	1,207	1,248
Ginnie Mae II Pool 6% 7/20/2036	2,697	2,804
Ginnie Mae II Pool 6% 9/20/2037	3,878	4,044
Ginnie Mae II Pool 6% 9/20/2038	624	650
Ginnie Mae II Pool 6.5% 10/1/2054 (f)	6,700,000	6,854,312
Ginnie Mae II Pool 6.5% 3/20/2038	4,139	4,345
Ginnie Mae II Pool 6.5% 8/20/2036	1,710	1,788
Uniform Mortgage Backed Securities 1.5% 10/1/2054 (f)	18,625,000	14,714,096
Uniform Mortgage Backed Securities 2% 10/1/2039 (f)	8,575,000	7,846,460
Uniform Mortgage Backed Securities 2% 10/1/2054 (f)	108,325,000	89,571,235
Uniform Mortgage Backed Securities 2% 11/1/2039 (f)	5,600,000	5,132,969
Uniform Mortgage Backed Securities 2% 11/1/2054 (f)	46,900,000	38,835,400
Uniform Mortgage Backed Securities 2.5% 10/1/2054 (f)	18,275,000	15,770,040
Uniform Mortgage Backed Securities 3% 10/1/2054 (f)	6,000,000	5,385,000
Uniform Mortgage Backed Securities 3.5% 10/1/2054 (f)	5,500,000	5,123,379
Uniform Mortgage Backed Securities 4% 10/1/2054 (f)	1,200,000	1,152,422
Uniform Mortgage Backed Securities 4.5% 10/1/2054 (f)	6,100,000	5,996,824
Uniform Mortgage Backed Securities 4.5% 11/1/2054 (f)	2,700,000	2,654,438
Uniform Mortgage Backed Securities 5% 10/1/2039 (f)	4,900,000	4,961,442
Uniform Mortgage Backed Securities 5.5% 10/1/2054 (f)	10,350,000	10,470,885
Uniform Mortgage Backed Securities 6% 10/1/2054 (f)	45,525,000	46,522,639
Uniform Mortgage Backed Securities 6% 11/1/2054 (f)	9,650,000	9,864,486
Uniform Mortgage Backed Securities 6.5% 10/1/2054 (f)	4,550,000	4,690,944
TOTAL UNITED STATES		811,182,402
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $816,909,664)		811,182,402

U.S. Treasury Obligations - 44.2%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	3.16	15,985,600	10,560,487
US Treasury Bonds 1.75% 8/15/2041	3.21	23,171,800	16,429,349
US Treasury Bonds 1.875% 11/15/2051	3.02	14,846,000	9,248,594
US Treasury Bonds 2% 8/15/2051	3.03	27,127,600	17,473,989
US Treasury Bonds 2.25% 2/15/2052	3.00	11,359,700	7,746,339
US Treasury Bonds 2.375% 11/15/2049	3.05	848,000	602,743
US Treasury Bonds 2.375% 5/15/2051	3.02	8,558,600	6,038,159
US Treasury Bonds 2.875% 5/15/2052	2.95 to 3.37	15,000,000	11,747,461
US Treasury Bonds 3% 8/15/2052	3.23	57,000,000	45,807,070
US Treasury Bonds 3.375% 8/15/2042	3.49 to 4.52	78,200,000	70,572,446
US Treasury Bonds 3.625% 2/15/2053	3.72 to 3.88	31,000,000	28,188,203
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.31	7,500,000	6,825,293
US Treasury Bonds 4% 11/15/2042	3.77	14,000,000	13,776,875
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	41,293,000	41,120,408
US Treasury Bonds 4.25% 2/15/2054	4.11 to 4.78	82,500,000	84,072,656
US Treasury Bonds 4.625% 5/15/2044	4.09 to 4.57	3,030,000	3,211,327
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.65	7,620,000	8,265,319
US Treasury Notes 0.375% 7/31/2027	2.73	8,695,100	7,952,280
US Treasury Notes 0.5% 10/31/2027	2.77	12,237,600	11,146,733
US Treasury Notes 1.125% 2/29/2028	2.77	9,043,800	8,336,547
US Treasury Notes 1.125% 8/31/2028	2.79	17,817,900	16,231,689
US Treasury Notes 1.25% 5/31/2028	2.78	19,521,400	17,968,076
US Treasury Notes 1.25% 6/30/2028	2.79	12,849,100	11,806,114
US Treasury Notes 2.25% 11/15/2027	2.76	8,316,200	7,991,673
US Treasury Notes 2.25% 8/15/2027	2.76	18,256,900	17,598,653
US Treasury Notes 2.625% 7/31/2029	2.69	30,000,000	28,730,859
US Treasury Notes 2.75% 7/31/2027	2.83	25,000,000	24,442,383
US Treasury Notes 2.75% 8/15/2032	2.78	9,228,000	8,623,133
US Treasury Notes 2.875% 5/15/2032	3.38	5,778,000	5,461,563
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	39,286,000	38,194,893
US Treasury Notes 3.5% 2/15/2033	3.49 to 3.92	86,600,000	85,091,265
US Treasury Notes 3.625% 9/30/2031	3.63	28,700,000	28,646,188
US Treasury Notes 3.75% 5/31/2030	3.98 to 3.99	47,700,000	48,014,894
US Treasury Notes 3.75% 6/30/2030	3.91	10,000,000	10,065,625
US Treasury Notes 3.75% 8/31/2031	3.52 to 3.63	100,600,000	101,134,438
US Treasury Notes 3.875% 11/30/2027	3.72	4,000,000	4,034,999
US Treasury Notes 3.875% 11/30/2029	3.65 to 3.73	55,000,000	55,719,727
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.16	15,962,000	16,090,444
US Treasury Notes 4% 1/31/2031	4.01	30,000,000	30,591,797
US Treasury Notes 4% 10/31/2029	4.14 to 4.26	53,000,000	53,981,328
US Treasury Notes 4% 2/15/2034	4.28 to 4.46	44,100,000	44,857,969
US Treasury Notes 4% 2/28/2030	4.07 to 4.18	52,000,000	52,997,344
US Treasury Notes 4% 2/29/2028	3.59	30,000,000	30,407,813
US Treasury Notes 4% 6/30/2028	4.02	7,000,000	7,104,727
US Treasury Notes 4% 7/31/2030	4.07	25,000,000	25,489,258
US Treasury Notes 4.125% 10/31/2027	4.08 to 4.18	45,000,000	45,711,914
US Treasury Notes 4.125% 11/15/2032	3.52	35,000,000	36,002,148
US Treasury Notes 4.125% 3/31/2031	4.19 to 4.70	17,500,000	17,975,781
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.30	75,000,000	76,456,055
US Treasury Notes 4.125% 8/31/2030	4.61	14,100,000	14,469,024
US Treasury Notes 4.375% 11/30/2030	4.35	24,600,000	25,590,727
US Treasury Notes 4.375% 5/15/2034	3.79 to 4.29	10,900,000	11,416,047
US Treasury Notes 4.625% 4/30/2031	4.46 to 4.49	45,200,000	47,751,328
US Treasury Notes 4.625% 5/31/2031	4.50	42,900,000	45,333,234
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,514,086,770)			1,501,105,388

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $116,145,044)	4.89	116,121,820	116,145,044

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	5,500,000	45,684
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	4,800,000	131,090
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	4,600,000	31,509
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the US SOFR Index, expiring May 2035	5/15/25	2,600,000	25,807
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	4,100,000	145,312
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	7,000,000	187,396
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.17% and receive a floating rate based on US SOFR Index, expiring September 2035	9/18/25	1,900,000	69,663

TOTAL PUT SWAPTIONS			636,461
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/26/25	5,500,000	261,759
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	4,800,000	262,307
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	4,600,000	244,978
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the US SOFR Index, expiring May 2035	5/15/25	2,600,000	155,855
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	4,100,000	169,307
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	7,000,000	253,958
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.17% and pay a floating rate based on US SOFR Index, expiring September 2035	9/18/25	1,900,000	53,218

TOTAL CALL SWAPTIONS			1,401,382
TOTAL PURCHASED SWAPTIONS (Cost $2,236,370)			2,037,843

TOTAL INVESTMENT IN SECURITIES - 112.9% (Cost $3,849,395,184)	3,838,632,369
NET OTHER ASSETS (LIABILITIES) - (12.9)%	(441,867,013)
NET ASSETS - 100.0%	3,396,765,356

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 10/1/2054	(22,250,000)	(18,859,808)
Ginnie Mae II Pool 2.5% 10/1/2054	(3,400,000)	(2,994,841)
Ginnie Mae II Pool 3% 10/1/2054	(5,350,000)	(4,879,051)
Ginnie Mae II Pool 3.5% 10/1/2054	(2,850,000)	(2,678,950)
Ginnie Mae II Pool 4% 10/1/2054	(1,400,000)	(1,353,606)
Ginnie Mae II Pool 4.5% 10/1/2054	(3,800,000)	(3,751,604)
Ginnie Mae II Pool 5% 10/1/2054	(4,400,000)	(4,408,114)
Ginnie Mae II Pool 6% 10/1/2054	(8,350,000)	(8,490,171)
Uniform Mortgage Backed Securities 1.5% 10/1/2054	(12,000,000)	(9,480,223)
Uniform Mortgage Backed Securities 2% 10/1/2039	(5,600,000)	(5,124,219)
Uniform Mortgage Backed Securities 2% 10/1/2054	(70,800,000)	(58,542,750)
Uniform Mortgage Backed Securities 2.5% 10/1/2054	(19,250,000)	(16,611,397)
Uniform Mortgage Backed Securities 3% 10/1/2054	(12,775,000)	(11,465,563)
Uniform Mortgage Backed Securities 3.5% 10/1/2054	(12,550,000)	(11,690,619)
Uniform Mortgage Backed Securities 4% 10/1/2054	(4,100,000)	(3,937,442)
Uniform Mortgage Backed Securities 4.5% 10/1/2054	(5,800,000)	(5,701,898)
Uniform Mortgage Backed Securities 4.5% 11/1/2054	(2,700,000)	(2,654,438)
Uniform Mortgage Backed Securities 5% 10/1/2039	(4,400,000)	(4,455,172)
Uniform Mortgage Backed Securities 5.5% 10/1/2054	(13,525,000)	(13,682,968)
Uniform Mortgage Backed Securities 6% 10/1/2054	(9,650,000)	(9,861,471)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(200,624,305)

TOTAL TBA SALE COMMITMENTS (Proceeds $202,116,882)		(200,624,305)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	58	Dec 2024	6,628,313	(33,056)	(33,056)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	32	Dec 2024	3,974,000	(49,260)	(49,260)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	59	Dec 2024	7,852,531	(236,805)	(236,805)

TOTAL PURCHASED					(319,121)

Sold

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	57	Dec 2024	11,869,805	26,035	26,035
CBOT 5-Year U.S. Treasury Note Contracts (United States)	50	Dec 2024	5,494,141	30,622	30,622

TOTAL SOLD					56,657

TOTAL FUTURES CONTRACTS					(262,464)
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	260,000	40,297	(67,832)	(27,535)
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	1,060,000	164,288	(300,571)	(136,283)
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	61,995	(95,259)	(33,264)
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	90,000	13,949	(20,832)	(6,883)
CMBX N.A. BBB Index Series 16		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	380,000	58,896	(96,538)	(37,642)
CMBX N.A. BBB Index Series 17		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	23,751	(28,474)	(4,723)
CMBX N.A. BBB Index Series 17		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	11,876	(13,984)	(2,108)
CMBX N.A. BBB Index Series 16		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	300,000	46,497	(85,100)	(38,603)
CMBX N.A. BBB Index Series 16		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly	130,000	20,149	(34,083)	(13,934)
CMBX N.A. BBB Index Series 17		Dec 2056	JP Morgan Securities LLC	(3%)	Monthly	200,000	23,751	(26,265)	(2,514)
CMBX N.A. BBB Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	4,662	(15,724)	(11,062)
CMBX N.A. BBB Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	620,000	2,920	(4,105)	(1,185)
CMBX N.A. BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	320,000	49,596	(80,308)	(30,712)
CMBX N.A. BBB Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	180,000	27,898	(42,804)	(14,906)
CMBX N.A. BBB Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	11,876	(13,891)	(2,015)
CMBX N.A. BBB Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	23,751	(28,474)	(4,723)
CMBX N.A. BBB Index Series 13		Dec 2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	760,000	3,579	(8,105)	(4,526)
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	30,998	(52,206)	(21,208)
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	720,000	111,592	(215,306)	(103,714)
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	90,000	13,949	(19,931)	(5,982)
CMBX N.A. BBB Index Series 16		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly	390,000	60,446	(106,382)	(45,936)
CMBX N.A. BBB Index Series 17		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly	150,000	17,814	(24,198)	(6,384)

TOTAL BUY PROTECTION							824,530	(1,380,372)	(555,842)
Sell Protection
CMBX N.A. BBB Index Series 16	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	900,000	(14,167)	11,830	(2,337)
CMBX N.A. BBB Index Series 17	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	400,000	(8,346)	9,007	661
CMBX N.A. BBB Index Series 17	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(12,519)	15,045	2,526
CMBX N.A. BBB Index Series 17	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	600,000	(12,519)	15,187	2,668
CMBX N.A. BBB Index Series 16	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	1,300,000	(20,463)	26,026	5,563
CMBX N.A. BBB Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,490,000	(7,017)	33,534	26,517
CMBX N.A. BBB Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	880,000	(4,144)	20,368	16,224
CMBX N.A. BBB Index Series 17	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,400,000	(29,212)	29,540	328
CMBX N.A. BBB Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	4,350,000	(68,473)	128,362	59,889
CMBX N.A. BBB Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	1,500,000	(17,088)	14,889	(2,199)
CMBX N.A. BBB Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd	0.5%	Monthly	100,000	(1,139)	1,360	221
CMBX N.A. BBB Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	1,000,000	(20,866)	24,899	4,033
CMBX N.A. BBB Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,100,000	(17,315)	21,944	4,629
CMBX N.A. BBB Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	3,300,000	(68,857)	82,692	13,835
CMBX N.A. BBB Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	3,300,000	(51,945)	66,309	14,364
CMBX N.A. BBB Index Series 17	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(18,779)	18,774	(5)
CMBX N.A. BBB Index Series 16	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly	1,000,000	(15,741)	15,783	42

TOTAL SELL PROTECTION							(388,590)	535,549	146,959
TOTAL CREDIT DEFAULT SWAPS							435,940	(844,823)	(408,883)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	31,349,000	96,799	0	96,799
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2029	2,642,000	18,529	0	18,529
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	42,729,000	197,234	0	197,234
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2028	6,516,000	35,952	0	35,952
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	24,667,000	236,299	0	236,299
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2034	3,322,000	(36,582)	0	(36,582)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	6,877,000	149,707	0	149,707
3.5%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2054	3,260,000	(109,222)	0	(109,222)
TOTAL INTEREST RATE SWAPS							588,716	0	588,716

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $429,163,394 or 13.4% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $49,629 or 0.0% of net assets.

(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $2,967,155.
(k)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $331,249.

(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $606,695.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	57,300,436	624,255,104	565,411,363	1,897,611	867	-	116,145,044	0.2%
Fidelity Specialized High Income Central Fund	15,645,506	681,001	-	680,990	-	414,193	16,740,700	6.9%
Total	72,945,942	624,936,105	565,411,363	2,578,601	867	414,193	132,885,744

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.